As filed with the Securities and Exchange Commission on February 10, 2017

Securities Act File No. 333-214364

Investment Company Act No. 811-23207

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-effective Amendment No. 2	☑

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 2	☑

Brinker Capital Destinations Trust

(Exact Name of Registrant as Specified in Charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of Principal Executive Offices, Zip Code)

(610) 407-8348

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement becomes effective

(Approximate Date of Proposed Public Offering)

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Brinker Capital Destinations Trust

Prospectus

[March 20], 2017

Destinations Large Cap Equity Fund (DLCFX)

Destinations Small-Mid Cap Equity Fund (DSMFX)

Destinations International Equity Fund (DIEFX)

Destinations Equity Income Fund (DGEFX)

Destinations Real Assets Fund (DRAFX)

Destinations Core Fixed Income Fund (DCFFX)

Destinations Low Duration Fixed Income Fund (DLDFX)

Destinations Global Fixed Income Opportunities Fund (DGFFX)

Destinations Municipal Fixed Income Fund (DMFFX)

Destinations Multi Strategy Alternatives Fund (DMSFX)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

Brinker Capital Destinations Trust

Destinations Large Cap Equity Fund (DLCFX)

Investment objective

Long term capital appreciation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.98%

Fee Waivers and Expense Reimbursements	(0.13%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.85%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$87	$299

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization companies. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser” or “Brinker Capital”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy.

When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. An active management Sub-adviser will select securities based on its assessment of one more of a variety of factors about the company or the market.

Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes the security will no longer contribute to meeting the investment objective of the Fund or selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
BlackRock Investment Management, LLC
Alan Mason, Portfolio Manager Creighton Jue, CFA, Portfolio Manager Rachel Aguirre, Portfolio Manager	2017 2017 2017

Columbia Management Investment Advisers, LLC
Thomas Galvin, CFA, Senior Portfolio Manager and Head of Focused Large Cap Growth Richard Carter, Senior Portfolio Manager Todd Herget, Senior Portfolio Manager	2017 2017 2017

Delaware Investments Fund Advisers

D. Tysen Nutt, Jr., Senior Vice President, Portfolio Manager, Team Leader

Robert A. Vogel, Jr., CFA, Vice President, Senior Portfolio Manager

Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager

Kristen E. Bartholdson, Vice President, Senior Portfolio Manager

2017 2017 2017 2017

Fort Washington Investment Advisors, Inc.
James E. Wilhelm, Managing Director, Head of Public Equity	2017

T. Rowe Price Associates, Inc.
Joseph Fath, CPA, Portfolio Manager	2017

TCW Investment Management Company, LLC
Diane E. Jaffee, Group Managing Director	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Fund, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Small-Mid Cap Equity Fund (DSMFX)

Investment objective

Long term capital appreciation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	1.15%

Fee Waivers and Expense Reimbursements	(0.13%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.02%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$104	$352

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small- and mid-capitalization companies. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. An active management Sub-adviser will select securities based on its assessment of one more of a variety of factor about the company or the market.

The Fund will invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the United States, but in some instances may be headquartered in or doing a substantial portion of their business overseas. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral

Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser

Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Ceredex Value Advisors LLC
Don Wordell, CFA, Managing Director	2017

Driehaus Capital Management LLC
Jeff James, Portfolio Manager Michael Buck, Assistant Portfolio Manager	2017 2017

LMCG Investments, LLC
R. Todd Vingers, CFA, Managing Director, Value Equities	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Fund, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations International Equity Fund (DIEFX)

Investment objective

Long term capital appreciation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses (AFFE)	0.03%

Total Annual Fund Operating Expenses	1.32%

Fee Waivers and Expense Reimbursements	(0.15%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.17%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$119	$404

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund’s assets will primarily be invested in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, depositary receipts, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

The Fund’s Sub-advisers will employ a number of different investment approaches. The portfolios of some Sub-advisers may, at times, be concentrated in a particular geographic region, country or small number of countries, or in a single or small number of industries or sectors. Other Sub-advisers will manage a more broadly diversified portfolio that focuses more on stocks of larger companies. Other Sub-advisers may invest in foreign companies with market capitalizations of less than $1 billion, referred to as “micro-cap” companies.

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars. As a result, certain Sub-advisers will buy and sell foreign currencies to facilitate transactions in portfolio securities. Certain Sub-advisers will invest in derivatives, including futures, forwards, options and swaps, primarily to increase or decrease currency exposure. However, not all Sub-advisers will hedge their portfolios against possible fluctuations in exchange rates.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes the security’s yield falls below the acceptable limit, selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Concentration Risk. Issuers in a single country, a small number of countries, or a particular geographic region or issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, currency, liquidity and leverage risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser

Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
BAMCO, Inc.
Michael Kass, Portfolio Manager	2017

MFS Investment Management
Pablo De La Mata, Investment Officer Benjamin Stone, Investment Officer	2017 2017

T. Rowe Price Associates, Inc.
Richard Clattenburg, CFA, Portfolio Manager	2017

Wasatch Advisors, Inc.
Jared Whatcott, CFA, Portfolio Manager Linda Lasater, CFA, Portfolio Manager	2017 2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Equity Income Fund (DGEFX)

Investment objective

High level of current income with long-term capital appreciation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.24%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	1.06%

Fee Waivers and Expense Reimbursements	(0.14%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.92%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$94	$323

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying securities of both U.S.-based and foreign companies. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and derivatives that are believed to be attractively valued and to have the potential for long-term growth. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors. In selecting investments for purchase and sale, the Fund seeks to deliver a dividend yield that is higher than the broad market and to pursue competitive performance in both up and down markets, while targeting less risk.

The Fund may invest up to 40% of its net assets in foreign securities, including emerging and frontier markets. The Sub-advisers may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions or currency swaps and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes the combination of dividend yield and dividend growth becomes inadequate, the investment thesis deteriorates or there is diminished management commitment to the dividend.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, currency, liquidity and leverage risks.

Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Multi-manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser

Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Columbia Management Investments Advisers, LLC
Steven Schroll, Senior Portfolio Manager	2017
Paul Stocking, Senior Portfolio Manager	2017
Dean Ramos, CFA, Senior Portfolio Manager	2017

Federated Equity Management Company of Pennsylvania
Daniel Peris, CFA, Senior Portfolio Manager	2017
Deborah D. Bickerstaff, Portfolio Manager	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Real Assets Fund (DRAFX)

Investment objective

Long term capital appreciation with some inflation protection.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	1.27%

Fee Waivers and Expense Reimbursements	(0.12%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.15%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$117	$391

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. Real assets are defined broadly by the fund and are considered to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund seeks to achieve its investment objective by allocating its assets among one or more of the following general investment categories: domestic and international real estate and securities of companies tied to the real estate industry; utilities and infrastructure; natural resources and commodities; and master limited partnerships (MLPs). The Fund considers a company to be principally engaged in natural resources industries if the Sub-adviser believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resource industries. A portion of the Fund’s assets may also be invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. The Sub-adviser will determine whether a company is consistent with the Fund’s principal investment strategies based on its review of publicly available information about the company, including any publicly available financial information.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

The Sub-adviser may invest the Fund’s assets in securities of issuers located anywhere in the world and will normally invest in securities of companies located in at least three countries, which may include the United States.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund may also at times, but will not necessarily, hold a substantial portion of its assets in cash or cash equivalents. The Fund will likely hold a more limited number of securities than many other mutual funds.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Concentration Risk. Concentrating investments in the real assets sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, currency, liquidity and leverage risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources.

Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser

Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
SailingStone Capital Partners LLC
MacKenzie B. Davis, CFA , Managing Partner, Portfolio Manager	2017
Kenneth L. Settles, Jr. CFA, Managing Partner, Portfolio Manager	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Core Fixed Income Fund (DCFFX)

Investment objective

Maximum current income and total return.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.88%

Fee Waivers and Expense Reimbursements	(0.09%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.79%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$81	$272

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior written notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking)

strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in bonds, debt, and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments.

A Sub-adviser will select securities based on its assessment of one or more of a variety of factors. Under normal market conditions, the Fund’s total investment portfolio will have a weighted average effective duration of no less than one year and no more than ten years.

The Fund will invest a substantial portion of its nets assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by a Sub-adviser to be of comparable quality.

The Fund may invest in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-adviser to be of comparable quality, and credit default swaps of companies in the high yield universe.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes there is a better investment opportunity, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer or when the portfolio managers believe it would be appropriate to do so in order to readjust duration of the Fund’s investment portfolio.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment or a participation, the Fund will be exposed to the credit risk of both the borrower or the institution selling the participation.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA Amy Magnotta, CFA Leigh Lowman	2017 2017 2017	Senior Vice President Senior Investment Manager Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
BlackRock Investment Management, LLC
Scott Radell, CFA, Portfolio Manager	2017
James Mauro, Portfolio Manager	2017

DoubleLine Capital LP
Jeffrey E. Gundlach, Co-Founder and Chief Executive Officer	2017
Philip A. Barach, Co-Founder and President	2017
Jeffrey J. Sherman, CFA, Deputy Chief Investment Officer and Portfolio Manager	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Low Duration Fixed Income Fund (DLDFX)

Investment objective

Current income.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	0.97%

Fee Waivers and Expense Reimbursements	(0.08%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.89%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$91	$301

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income securities. The Fund will normally be constructed of securities with an average portfolio duration of three years or less. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund primarily invests in bonds, debt, fixed income and income-producing instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, junk bonds, corporate debt, asset-backed securities, foreign securities (including emerging markets), inflation-indexed bonds, bank loans and assignments, collateralized loan obligations and preferred securities. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors.

The Fund may invest some of its assets in securities that have not been called or tendered having a maturity date in excess of three years. The Fund may also invest some of its net assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Fund’s Sub-adviser to be of comparable credit quality.

The Fund may invest in mortgage-backed securities and in other investment companies or private investment vehicles managed by the Sub-adviser.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain or reduce long or short exposure to one or more asset classes or issuers.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes there is a better investment opportunity, there is a deterioration in the credit fundamentals of the issuer or the individual security has reached the sell target.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Affiliated Fund Risk. The risk that, due to its own financial interest or other business considerations, the Sub-adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Sub-adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment.

Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

Collateralized Loan Obligations (CLOs) Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

High Yield Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. The value of instruments with a negative duration will generally decline if interest rates decrease.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Preferred Securities Risk. the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser

Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
CrossingBridge Advisors, LLC
David K. Sherman, Portfolio Manager	2017

DoubleLine Capital LP
Philip A. Barach, Co-Founder and President	2017
Luz M. Padilla, Lead Portfolio Manager	2017
Robert Cohen, Director of Global Developed Credit and Portfolio Manager	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Global Fixed Income Opportunities Fund (DGFFX)

Investment objective

Maximize total return.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.24%

Total Annual Fund Operating Expenses	1.09%

Fee Waivers and Expense Reimbursements	(0.11%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.98%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$100	$336

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in investment grade and non-investment grade debt, preferred stock, convertible bonds, bank loans, high yield bonds and income producing equities. The Fund will invest in securities of various credit qualities (i.e., investment grade and non-investment grade, which are commonly referred to as “high yield” securities or “junk bonds”) and maturities (i.e., long-term, intermediate and short-term). The Fund will invest in debt obligations issued by sovereign, quasi-sovereign and private (non-government) emerging market issuers as well as U.S. dollar-denominated securities issued by non-U.S. companies.

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S.

The Fund may invest in fixed income and debt obligations of any kind. Fixed income obligations include bonds, debt securities and fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities and other securities or instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may, from time to time, concentrate its investments in a specific credit quality, such as high-yield, or maturity, such as short-term.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. The Fund may enter into currency-related transactions, including spot transactions, forward exchange contracts and futures contracts.

A Sub-adviser may sell a security for a variety of reasons, including, among other things, if it believes a corporate action or announcement will affect the issuer or that it would be advantageous to do so.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser

Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
CrossingBridge Advisors, LLC
David K. Sherman, Portfolio Manager	2017

DoubleLine Capital LP
Luz M. Padilla, Lead Portfolio Manager	2017
Mark Christensen, Portfolio Manager and Senior Credit Analyst	2017
Su Fei Koo, Portfolio Manager and Senior Credit Analyst	2017

Nuveen Asset Management, LLC
Douglas M. Baker, CFA, Senior Vice President	2017
Brenda A. Langenfeld, CFA, Vice President	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Municipal Fixed Income Fund (DMFFX)

Investment objective

Current income that is exempt from federal income taxation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.94%

Fee Waivers and Expense Reimbursements	(0.01%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.93%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.31% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.31%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$95	$299

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking)

strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax-exempt. For shareholders subject to the alternative minimum tax (“AMT”), a limited portion of the Fund’s dividends may be subject to federal tax.

The Fund primarily invests in investment grade debt obligations, but may invest to a limited extent in obligations that are rated below-investment grade (commonly referred to as “junk bonds”).

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest, to a lesser extent, in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non-hedging purposes.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Puerto Rico Investment Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Northern Trust Investments, Inc.
Timothy T.A. McGregor, Senior Vice President	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor’s state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Multi Strategy Alternatives Fund (DMSFX)

Investment objective

Long term growth of capital with reduced correlation to equity and fixed income markets.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses (AFFE)	0.28%

Total Annual Fund Operating Expenses	1.91%

Fee Waivers and Expense Reimbursements	(0.47%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.44%*

*	Effective [March 20, 2017], the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until [June 30, 2018]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$147	$554

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund, under normal market conditions, employs a strategy intended to generate long term growth across market cycles with reduced correlation to the equity and fixed market markets.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), including open-end funds, closed-end funds and exchange traded funds (Underlying Funds). The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between the Underlying Funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Underlying Funds or Sub-Advisers that are employed may apply any of a variety of investment strategies, which may include: (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, and equity market neutral.

The Fund invests primarily in U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities (junk bonds) of any duration or maturity issued by corporations or governments (including foreign governments), commodities, currencies, warrants, depositary receipts, real estate investment trust (REITs), structured products, floating rate instruments, exchange traded funds, exchange-traded notes and derivative instruments (which may involve leverage), principally, options, futures contracts, options on futures contracts, forward contracts and swap agreements. In addition, the Fund may invest in cash and cash equivalents, commercial paper, money market instruments and other short-term obligations to achieve its investment goal. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors.

In selecting investments for purchase and sale, the Sub-advisers may seek investment opportunities where a catalyst has been identified that is expected to occur within the near to immediate term, generally within twelve months, to unlock the value embedded in the investment opportunity.

The Fund may invest a significant portion of its assets in a particular geographic region or country, including emerging markets countries.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes the Fund needs to generate cash to invest in more attractive opportunities, the average maturity of the Fund needs to be adjusted and the country or sector exposure needs to be altered.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, currency, liquidity and leverage risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Note (ETNs) Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.

U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers who are responsible for investing the assets of the Fund.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Avenue Capital Group II, L.P.
Jeffrey J. Gary, Senior Portfolio Manager	2017

Driehaus Capital Management LLC
KC Nelson, Lead Portfolio Manager	2017
Elizabeth Cassidy, Portfolio Manager	2017
Yoav Sharon, Assistant Portfolio Manager	2017
Matt Schoenfeld, Assistant Portfolio Manager	2017

RiverNorth Capital Management, LLC
Patrick W. Galley, CFA, Chief Investment Officer and Portfolio Manager	2017
Stephen A. O’Neill, CFA, Portfolio Manager	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Fund Details

Unless otherwise explicitly stated herein, the investment policies, strategies and restrictions of the Funds are not fundamental and may be changed by the Board, without shareholder approval. Further, the investment objectives of the Funds are not fundamental and may be changed by the Board without shareholder approval.

Destinations Large Cap Equity Fund

Investment objective

Long term capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000® Index, which ranged from approximately $2.0 billion to $550 billion as of the last reconstitution of the index on May 27, 2016. The market capitalization of the companies in large cap market indices and the Fund’s portfolio changes over time. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser” or “Brinker Capital”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. The Fund may also invest in initial public offerings. An active management Sub-adviser will select securities based on its assessment of one more of a variety of factors, including:

•	potential for long-term growth or long-term capital appreciation;

•	market capitalization, price-to-earnings ratio, rate of earnings growth, and dividend yield;

•	valuation in relation to intrinsic value, as indicated earnings and cash flow potential, the asset value of the company, or other or indicators;

•	strong cash flow and potential for strong future cash flow and future dividend yields;

•	the ability to sustain earnings momentum during economic downturns;

•	occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth;

•	whether the company has a sustainable competitive advantage or a high barrier to entry in place through a cost advantage, economies of scale, customer loyalty, or a government barrier (e.g., license or subsidy); or

•	a company’s plans for future operations.

In pursuing the Fund’s investment objective, a Sub-adviser has the discretion to deviate from the Fund’s normal investment criteria when it believes that a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act, including open-end funds, closed-end funds, and exchange traded funds. The Fund may specifically use exchange-traded funds to passively invest the assets of the Fund, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities;

•	the security has met the Sub-adviser’s valuation expectations;

•	the company has failed to meet expectations;

•	there has been a deterioration in the underlying fundamentals of a company;

•	structural, business or regulatory changes will affect the company;

•	the intermediate- and long-term prospects for a company are poor;

•	another security may offer a better investment opportunity;

•	an individual security has reached its sell target; or

•	other portfolio or risk management considerations support selling the security.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations S mall-Mid Cap Equity Fund

Investment objective

Long term capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap® Index or the Russell 2000® Index, which together ranged from approximately $15 million to $28.6 billion as of the last reconstitution of the indexes on May 27, 2016. The market capitalization of the companies in small-mid cap market indices and the Fund’s portfolio changes over time. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. An active management Sub-adviser will select securities based on its assessment of one more of a variety of factors about the company or the market, which may include:

•	potential for long-term growth or long-term capital appreciation;

•	potential catalysts that may cause an upward re-rating of the stock’s valuation;

•	the company’s price-to-earnings, price-to-book, price-to-cash flow and other financial positions;

•	the company’s historical valuation levels;

•	the company’s relative valuation;

•	the company’s competitive position;

•	the dynamics of the industry in which the company operates;

•	a company’s plans for future operations; or

•	macroeconomic and behavioral factors affecting the company and its stock price.

In selecting investments for purchase and sale, the Sub-advisers may choose companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history.

The Fund will invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the United States, but in some instances may be headquartered in or doing a substantial portion of their business overseas. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act, including open-end funds, closed-end funds, and exchange traded funds. The Fund may specifically use exchange-traded funds to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities;

•	the security’s valuation is no longer attractive;

•	the company has failed to meet expectations;

•	there has been a deterioration in the underlying fundamentals of a company;

•	the risk/reward assessment of the holding has changed;

•	a determination that the holding is efficiently priced;

•	another security may offer a better investment opportunity; or

•	other portfolio or risk management considerations support selling the security.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Micro capitalization risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations International Equity Fund

Investment objective

Long term capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund’s assets will primarily be invested in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, depositary receipts, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

The Fund’s Sub-advisers will employ a number of different investment approaches. The portfolios of some Sub-advisers may, at times, be concentrated in companies from a particular geographic region or a single country or small number of countries. These Sub-advisers may also concentrate their portfolio, at times, in companies of a single or small number of industries or sectors, including consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. Other Sub-advisers will manage a more broadly diversified portfolio that focuses more on stocks of larger companies. Other Sub-advisers may invest in foreign companies with market capitalizations of less than $1 billion, referred to as “micro-cap” companies.

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S. The Fund typically will treat a company domiciled, incorporated, organized, headquartered or located and/or principally traded in the U.S. as tied economically to a country or countries outside the U.S., if the company (i) derives at least 50% of its revenues or profits from goods produced or sold, investment made, or services performed in the country or countries outside the U.S., or (ii) has at least 50% of its assets in that country or countries.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics, in each case determined by the applicable Sub-adviser at the time of purchase. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging countries with even smaller national economies.

A Sub-adviser will select securities based on its assessment of one more of a variety of factors, including:

•	potential for long-term growth or long-term capital appreciation;

•	whether it believes the security is undervalued compared to its intrinsic value, present or anticipated earnings, cash flow, or book value;

•	fundamental analysis of the issuer;

•	quantitative modeling that systematically evaluate issuers;

•	the global economic backdrop and the Sub-adviser’s outlook with respect to certain industries, sectors, and individual countries;

•	the overall prospects for the applicable market or industry;

•	whether the company is capable of achieving and sustaining above-average, long-term earnings growth;

•	whether the company demonstrates leading or improving market position;

•	whether the company occupies an attractive business niche;

•	if the company has an attractive or improving franchise or industry position;

•	if the company has a seasoned management team or strong leadership;

•	whether the company has stable or improving earnings and/or cash flow, or a sound or improving balance sheet;

•	evaluations based in-person meetings with senior management;

•	whether the company has sustainable competitive advantages; or

•	other portfolio or risk management considerations support selling the security.

The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars. As a result, certain Sub-advisers will buy and sell foreign currencies to facilitate transactions in portfolio securities. Certain Sub-advisers will invest in derivatives, including futures, forwards, options and swaps, primarily to increase or decrease currency exposure However, not all Sub-advisers will hedge their portfolios against possible fluctuations in exchange rates. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO), and may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities;

•	the security has met the Sub-adviser’s valuation expectations;

•	the company has failed to meet expectations;

•	there has been a deterioration in the underlying fundamentals of a company;

•	structural, business or regulatory changes will affect the company;

•	the intermediate- and long-term prospects for a company are poor;

•	another security may offer a better investment opportunity; or

•	an individual security has reached its sell target.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Concentration Risk. Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the countries or regions in which the fund’s assets are invested. Similarly, issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions. If the Fund invests a significant percentage of the fund’s assets in issuers within an industry or sector, the fund’s performance will be affected by conditions in that industry or sector.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing, and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector include companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining, and construction, and can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, and labor relations may adversely affect companies engaged in the production and distribution of materials.

Derivatives Risk. Derivatives, such as forwards, futures, swap and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Micro capitalization risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Frontier markets risk. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Equity Income Fund

Investment objective

High level of current income with long-term capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying securities of both U.S.-based and foreign companies. The Fund defines dividend-paying securities as high dividend-paying common and preferred stocks with dividend growth potential. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common stock, preferred stock, Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs) and derivatives that are believed to be attractively valued and to have the potential for long-term growth. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors, including:

•	current yield;

•	dividend growth capability and dividend history;

•	potential for long-term growth or long-term capital appreciation;

•	balance sheet strength;

•	earnings per share and free cash flow sustainability;

•	dividend payout ratio; or

•	performance during periods of market weakness.

In selecting investments for purchase and sale, the Fund seeks to deliver a dividend yield that is higher than the broad market and to pursue competitive performance in both up and down markets.

The Fund may invest up to 40% of its net assets in foreign securities, including emerging markets. The Sub-adviser may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions or currency swaps and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure.

In pursuing the Fund’s investment objective, the Sub-adviser has the discretion to deviate from the Fund’s normal investment criteria by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to usual circumstances, such as: adverse market, economic or other conditions; to maintain liquidity to meet shareholders redemptions; or to accommodate cash inflows.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), including open-end funds, closed-end funds, and ETFs. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	the combination of dividend yield and dividend growth becomes inadequate;

•	the investment thesis deteriorates;

•	diminished management commitment to the dividend;

•	the valuation becomes expensive relative to various valuation measures;

•	the stock’s weighting in the portfolio exceeds appropriate level;

•	deterioration in issuer’s financial circumstances or fundamental prospectus; or

•	if other investments become more attractive.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swap and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the

Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Because a dividend is always a positive contributor to total return, dividend-paying stocks are typically less volatile than non-dividend-paying stocks. Accordingly, the Fund’s performance may lag behind the general market when dividend-paying stocks are out of favor.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers

(including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Real Estate Investment Trust (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Real Assets Fund

Investment objective

Long term capital appreciation with some inflation protection.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. Real assets are defined broadly by the fund and are considered to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund seeks to achieve its investment objective by allocating its assets among one or more of the following general investment categories: domestic and international real estate and securities of companies tied to the real estate industry; utilities and infrastructure; natural resources and commodities; and master limited partnerships (MLPs). The Fund considers a company to be principally engaged in natural resources industries if the Sub-adviser believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resource industries. A portion of the Fund’s assets may also be invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. The Sub-adviser will determine whether a company is consistent with the Fund’s principal investment strategies based on its review of publicly available information about the company, including any publicly available financial information.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

The Sub-adviser will select securities based on its assessment of one or more of a variety of factors, which may include:

•	the supply cost curve of a given commodity;

•	the asset location along the supply cost curve;

•	the inventory of future projects;

•	the management team quality;

•	a country’s risk; or

•	whether the stock price reflects a limited possibility of permanent capital impairment.

In selecting investments for purchase and sale, the Sub-adviser seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the real asset industries over a commodity price cycle.

The Fund may invest in securities of issuers located anywhere in the world and will normally invest in securities of companies located in at least three countries, which may include the United States. Activities related to real assets may include, but are not limited to, the development, production or distribution of real assets; the development of technologies for the production or efficient use of real assets; or the furnishing of related supplies or services.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund may also at times, but will not necessarily, hold a substantial portion of its assets in cash or cash equivalents.

A portion of the Fund’s assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry (“real estate companies”). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.

A portion of the Fund’s assets may be invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities.

A portion of the Fund’s assets may be invested in MLPs. Generally, MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The Fund invests primarily in the mid-stream category of MLPs, which is generally comprised of pipelines used to gather, process, transport, and distribute natural gas, crude oil, and refined petroleum products.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act of 1940, as amended, including open-end funds, closed-end funds, and ETFs. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

The Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities;

•	the asset location along the supply cost curve has changed in a way that favors selling the asset;

•	changes in the inventory of future projects;

•	the management team quality has declined; or

•	increases in a country’s risk make the investment less favorable.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

Concentration Risk. Concentrating investments in the real assets sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the real assets sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. The Sub-adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Sub-adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swap and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

Real Estate Investment Trust (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Core Fixed Income Fund

Investment objective

Maximize current income and total return.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of fixed income instruments. The Fund defines fixed income instruments as a fixed income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of that security. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior written notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in bonds, debt, and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, corporate bonds, junk bonds, bank loans, loan participations and assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO). An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors; including:

•	maturity;

•	coupon rates;

•	economic sectors represented by the securities;

•	credit quality of the securities;

•	the overall prospects for the applicable market or industry;

•	the global economic backdrop and the Sub-adviser’s outlook with respect to certain industries and sectors;

•	whether or not the securities are callable; or

•	weighted average duration.

Each Sub-adviser monitors the duration of its portion of the Fund’s portfolio to seek to assess and, in its discretion, adjust the portfolio’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, each Sub-adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than ten years. The Sub-advisers may have different target durations for their respective portion of the Fund’s assets.

The Fund may invest a substantial portion of its nets assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by a Sub-adviser to be of comparable quality. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.

The Fund may invest in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Advisers do not consider the term “junk bond” to include any mortgage-backed securities or any other asset-backed securities regardless of their credit quality. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act, including open-end funds, closed-end funds, and ETFs. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	there is a better investment opportunity;

•	the portfolio securities no longer represent relatively attractive investment opportunities

•	when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or

•	when the portfolio managers believe it would be appropriate to do so in order to readjust duration of the Fund’s investment portfolio.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. There is a risk that borrowers may default on their obligations in respect of certain underlying obligations of asset-backed securities. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency could be abandoned in the future by countries that have already adopted its use,

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swap and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a bank loan is acquired through a participation, the Fund generally will have no right to enforce against the borrower compliance by the borrower with the terms of the loan agreement, and the Fund may not benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Mortgage-Backed Securities Risk. Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The Fund also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency.

Commercial Mortgage-Backed Securities (CMBS). CMBS include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner, prepayment risk (described below). Mortgage-backed securities also are subject to extension risk (described above). In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or pay-off the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. Investments in privately issued mortgage-backed securities may have less liquidity than mortgage-backed securities that are issued by a federal government agency. Because mortgage-backed securities have the potential to be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

Collateralized Mortgage Obligations. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The expected average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (ARMs) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.

Interest and Principal Only Securities Risk. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of debt instruments, such as mortgage loans. In one type of stripped mortgage-backed security, one class will receive all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal from the mortgage assets (the principal-only, or “PO” class).

Inverse Floaters and Related Securities Risk. Investments in inverse floaters and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Low Duration Fixed Income Fund

Investment objective

Current income.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income securities. The Fund will normally be constructed of securities with an average portfolio duration of three years or less. The Fund defines duration as the approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund primarily invests in bonds, debt, fixed income and income-producing instruments issued by governmental or private-sector entities, including mortgage-backed securities, junk bonds, corporate debt, asset-backed securities, foreign securities (including emerging markets), inflation-indexed bonds, bank loans and assignments, collateralized loan obligations and preferred securities. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO). An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors; including:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; or

•	fluctuations in the overall level of interest rates.

The Fund may invest some of its assets in securities that have not been called or tendered having a maturity date in excess of three years. The Fund may also invest some or all of its net assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Fund’s Sub-adviser to be of comparable credit quality. The Sub-adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund may invest without limit in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters.

The Fund may also invest in other investment companies or private investment vehicles managed by the Sub-adviser.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain or reduce, long or short exposure to one or more asset classes or issuers.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act of 1940, as amended, including open-end funds, closed-end funds, and ETFs. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	a corporate action or announcement may affect the issuer;

•	the security may be purchased at a discount and/or sold prior to maturity and it would be advantageous to do so;

•	there is a better investment opportunity;

•	the portfolio securities no longer represent relatively attractive investment opportunities;

•	there is a deterioration in the credit fundamentals of the issuer; or

•	the individual security has reached the sell target.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. There is a risk that borrowers may default on their obligations in respect of certain underlying obligations of asset-backed securities. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

Collateralized Loan Obligations (CLOs) Risk. CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CLO securities will depend on the performance and characteristics of the related underlying collateral.

Recent legislation, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on CLOs that may be owned by the Fund is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of CLOs and ultimately adversely impact the holders (including the Fund) of those types of securities.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency could be abandoned in the future by countries that have already adopted its use,

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swap and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Mortgage-Backed Securities Risk. Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The Fund also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency.

Commercial Mortgage-Backed Securities (CMBS). CMBS include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner, prepayment risk (described below). Mortgage-backed securities also are subject to extension risk (described above). In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or pay-off the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. Investments in privately issued mortgage-backed securities may have less liquidity than mortgage-backed securities that are issued by a federal government agency. Because mortgage-backed securities have the potential to be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

Collateralized Mortgage Obligations. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The expected average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (ARMs) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.

Interest and Principal Only Securities Risk. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of debt instruments, such as mortgage loans. In one type of stripped mortgage-backed security, one class will receive all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal from the mortgage assets (the principal-only, or “PO” class).

Inverse Floaters and Related Securities Risk. Investments in inverse floaters and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Preferred Securities Risk. the risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Global Fixed Income Opportunities Fund

Investment objective

Maximize total return.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in investment grade and non-investment grade debt, preferred stock, convertible bonds, bank loans, high yield bonds and income producing equities. The Fund will invest in securities of various credit qualities (i.e., investment grade and non-investment grade, which are commonly referred to as “high yield” securities or “junk” bonds”) and maturities (i.e., long-term, intermediate and short-term). The Fund will invest in debt obligations issued by sovereign, quasi-sovereign and private (non-government) emerging market issuers as well as U.S. dollar-denominated securities issued by non-U.S. companies. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S. The Fund typically will treat a company domiciled, incorporated, organized, headquartered or located and/or principally traded in the U.S. as tied economically to a country or countries outside the U.S., if the company (i) derives at least 50% of its revenues or profits from goods produced or sold, investment made, or services performed in the country or countries outside the U.S., or (ii) has at least 50% of its assets in that country or countries.

The Fund may invest in fixed income and debt obligations of any kind. Fixed income obligations include bonds, debt securities and fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities and other securities or instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may, from time to time, concentrate its investments in a specific credit quality, such as high-yield, or maturity, such as short-term.

Preferred securities generally pay fixed or adjustable rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt.

Sovereign and quasi-sovereign emerging market issuers include governments of emerging market countries, and governmental entities or agencies, and issuers that are owned, in whole or in part, or whose obligations are guaranteed, in whole or in part, by a government or governmental entity or agency of an emerging market country. Private emerging market issuers include private (non-governmental) issuers domiciled or located in emerging market countries, issuers with their principal place of business or corporate headquarters located in an emerging market country, or issuers the Adviser has determined are emerging market issuers based on a consideration of a number of qualitative factors, including the relative importance of emerging markets to the issuer’s business, including the issuer’s profits, revenues, assets and/or future potential growth.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics, in each case determined by the applicable Sub-adviser at the time of purchase.

A Sub-adviser will select securities based on its assessment of one or more of a variety of factors; including:

•	bottom-up analysis of the enterprise value of the issuing company;

•	economic factors such as the effect of interest rates ;

•	the security’s maturity and how it will affect the target effective duration for the Sub-adviser’s portfolio; or

•	the Sub-adviser’s analysis of internal political, market and economic factors, including public finances, monetary policy, external accounts, financial markets, foreign investment regulations, stability of exchange rate policy and labor conditions.

The Fund may also invest in hybrid securities relating to emerging market countries. A third party or a Sub-adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities. The Sub-advisers may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, Treasury futures, inverse floaters, futures contracts, interest rate swaps, total return swaps and options, including swaptions).

The Fund may enter into currency-related transactions, including spot transactions, forward exchange contracts and futures contracts. The Fund may, but will not necessarily, enter into foreign currency exchange transactions to take a “long” or “short” position in a currency or to hedge against currency exposure in its portfolio.

Sub-advisers will have the capability to short securities, including ETFs, to hedge their portfolios if they believe it is consistent with achieving their portfolio’s objective.

If a Sub-adviser is unable to find suitable investments for the entire portion of its portfolio, any uninvested assets may be held in cash or similar investments.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	a corporate action or announcement will affect the issuer;

•	the Sub-adviser believes it is advantageous to do so;

•	when the portfolio managers determine to take advantage of what they consider to be a better investment opportunity;

•	when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities;

•	when the portfolio managers perceive deterioration in the credit fundamentals of the issuer; or

•	when the individual security has reached the portfolio managers’ sell target.

To a lesser extent, the Fund may invest in corporate debt securities, U.S. government and agency debt and taxable municipal securities.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency could be abandoned in the future by countries that have already adopted its use,

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swap and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Municipal Fixed Income Fund

Investment objective

Current income that is exempt from federal income taxation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax-exempt.

The Fund may invest in general obligation bonds secured by the issuer’s full faith, credit and taxing power, revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities, industrial development bonds, moral obligation bonds, tax-exempt derivative instruments, stand-by commitments, municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

The Fund primarily invests in investment grade debt obligations, but may invest to a limited extent in obligations that are rated below-investment grade (commonly referred to as “junk bonds”).

For shareholders subject to the alternative minimum tax (“AMT”), a limited portion of the Fund’s dividends may be subject to federal tax.

In buying and selling securities for the Fund, the Sub-adviser uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the Sub-adviser will emphasize particular securities and types of securities (such as general obligation bonds, corporate-backed municipal bonds and revenue obligation bonds) that it believes will provide a favorable return in light of these risks.

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest, to a lesser extent, in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non-hedging purposes.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Derivatives Risk. Derivatives, such as forwards, futures, swap and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Puerto Rico Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico’s municipal issuers, are likely to affect the Fund’s performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico’s economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico’s economy relative to other economies that depend less on tourism.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Multi Strategy Alternatives Fund

Investment objective

Long term growth of capital with reduced correlation to equity and fixed income markets.

Principal investment strategies

The Fund will invest, under normal market conditions, employs a strategy intended to generate long term growth across market cycles with reduced correlation to the equity and fixed market markets.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), including open-end funds, closed-end funds and exchange traded funds (Underlying Funds). The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between the Underlying Funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Underlying Funds or Sub-Advisers that are employed may apply any of a variety of investment strategies, which may include: (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, and equity market neutral.

The Fund invests primarily in U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities (junk bonds) of any duration or maturity issued by corporations or governments (including foreign governments), commodities, currencies, warrants, depositary receipts, real estate investment trust (REITs), structured products, floating rate instruments, exchange traded funds, exchange-traded notes and derivative instruments (which may involve leverage), principally, options, futures contracts, options on futures contracts, forward contracts and swap agreements. The Fund may also invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).In addition, the Fund may invest in cash and cash equivalents, commercial paper, money market instruments and other short-term obligations to achieve its investment goal. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors; including:

•	the relative risk to reward potential throughout the financial markets;

•	the ability to offer specific sector and style exposure in a cost and tax efficient manner;

•	the business model;

•	the competitive landscape;

•	upcoming product introductions;

•	recent and projected financial metrics;

•	cost; or

•	counterparty risk.

In selecting investments for purchase and sale, the Sub-advisers may seek investment opportunities where a catalyst has been identified that is expected to occur within the near to immediate term, generally within twelve months, to unlock the value embedded in the investment opportunity. Investment opportunities will often center on corporate events such as bankruptcies, mergers, acquisitions, refinancing, corporate reactions to government and regulatory agency rulings, earnings surprise and other corporate events.

The Fund may invest a significant portion of its assets in a particular geographic region or country, including emerging markets countries.

The 1940 Act restricts investments by registered investment companies such as the Fund, in securities of other investment companies, including ETFs. However, pursuant to exemptive orders issued by the SEC to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including the condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the risk of a counterparty has increased;

•	the Fund should change its asset allocation;

•	the Fund needs to generate cash to invest in more attractive opportunities;

•	there has been a negative change in the fundamental or qualitative characteristics of the issuer;

•	the price of the security has approached, met or exceeded the target price;

•	the average maturity needs to be adjusted;

•	the Fund needs to shift assets into better yielding securities;

•	the country or sector exposure needs to be altered; or

•	an event-driven opportunity is not expected to occur.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. There is a risk that borrowers may default on their obligations in respect of certain underlying obligations of asset-backed securities. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency could be abandoned in the future by countries that have already adopted its use,

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swap and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Exchange-Traded Notes (ETNs) Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Mortgage-Backed Securities Risk. Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The Fund also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency.

Commercial Mortgage-Backed Securities (CMBS). CMBS include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner, prepayment risk (described below). Mortgage-backed securities also are subject to extension risk (described above). In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or pay-off the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. Investments in privately issued mortgage-backed securities may have less liquidity than mortgage-backed securities that are issued by a federal government agency. Because mortgage-backed securities have the potential to be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

Collateralized Mortgage Obligations. There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The expected average life of

CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (ARMs) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.

Interest and Principal Only Securities Risk. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of debt instruments, such as mortgage loans. In one type of stripped mortgage-backed security, one class will receive all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal from the mortgage assets (the principal-only, or “PO” class).

Inverse Floaters and Related Securities Risk. Investments in inverse floaters and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Real Estate Investment Trust (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the

REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.

U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

About the Funds

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for each series of the Brinker Capital Destinations Trust (the “Trust,” and each series, a “Fund,” and collectively, the “Funds”). The Funds share a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser,” and collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds.

The investments and strategies described in this Prospectus are those that the Adviser and the Sub-advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. A Fund will do so only if the Adviser or the Sub-advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. There is no guarantee that any Fund will achieve its investment objective. Unless otherwise explicitly stated herein, or in the Statement of Additional Information (“SAI”), the investment policies and restrictions of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust (“Board”), without shareholder approval.

The Multi-Manager Strategy

[Brinker Capital acts as manager-of-managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits Brinker Capital, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. As a manager-of-managers, Brinker Capital is ultimately responsible for the investment performance of the Funds. The Board supervises Brinker Capital and the sub-advisers and establishes policies that they must follow in their management activities. The exemptive order does not apply to any sub-adviser that is affiliated with the Funds or Brinker Capital.]

[The manager-of-managers structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. The manager-of-managers structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Consistent with the conditions of the SEC exemptive order, shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements.]

The Adviser screens a universe of registered investment advisory firms and tracks the performance of these advisory firms. The Adviser continually evaluates the strength and performance of these firms, focusing on a number of key issues, including:

•	level of expertise

•	relative performance and consistency of performance

•	strict adherence to investment discipline or philosophy

•	personnel, facility and financial strength

•	quality of service and communication

The Adviser employs a rigorous evaluation process to select Sub-advisers that have distinguished themselves through consistent and superior performance. The Adviser’s selection is subject to approval by the Board. Many of the Funds feature multiple Sub-advisers chosen to complement each other’s specific style of investing.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.

Fund Management

The Adviser’s address is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312. Brinker Capital, Inc. was formed as a Delaware corporation on December 14, 1995. The Adviser was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well qualified investment advisers.

Subject to the review and approval of the Board, the Adviser is responsible for selecting, supervising, monitoring and evaluating the Sub-advisers. The Adviser also is responsible for recommending to the Board whether a Sub-adviser should be replaced. The Funds rely upon an exemptive order from the SEC that permits the Adviser to select new Sub-advisers or replace existing Sub-advisers without first obtaining shareholder approval. One of the conditions of the exemptive order is that the Board, including a majority of the “non-interested” Trustees, must approve each new Sub-adviser. In accordance with the exemptive order, the Funds will provide investors with information about each new Sub-adviser within 90 days of the hiring of any new Sub-adviser.

A discussion regarding the Board’s basis for approving the investment advisory and subadvisory agreements will be available in the Trust’s Annual Report for the fiscal year ended February 28, 2018.

The following portfolio managers are primarily responsible for the oversight of the Sub-Advisers as described above, including recommending the hiring and termination of such Sub-Advisers.

Jeffrey W. Raupp, CFA, MBA, is a Senior Vice President at Brinker Capital with portfolio management responsibilities for the Destinations program. He also serves as chair of Brinker Capital’s asset allocation committee. Mr. Raupp joined Brinker Capital in 1996 as an operations manager and has been a portfolio manager for the Destinations program since 2001. Prior to joining Brinker Capital, Mr. Raupp was an electronic engineer and project manager for a small electronics firm. He also served as an officer in the United States Army. Mr. Raupp has a B.S. in Mechanical Engineering from the University of Delaware and a M.B.A in Finance from Villanova University.

Amy L. Magnotta, CFA, is a Senior Investment Manager at Brinker Capital with portfolio management responsibilities for the Destinations program. Ms. Magnotta joined Brinker Capital in 2006 as a senior analyst and has been portfolio manager for the Destinations program since 2007. Prior to joining Brinker Capital, Ms. Magnotta was an associate at Franklin Park Associates from 2004 to 2006 and an associate at BlackRock from 2001 to 2004. Ms. Magnotta has a B.S. in Finance from Lehigh University.

Leigh A. Lowman is an Investment Manager at Brinker Capital with portfolio management responsibilities for the Destinations program. Prior to joining Brinker Capital in 2015, Ms. Lowman was an outreach analyst for The Investment Fund for Foundations (TIFF) and a senior associate for Mondrian Investment Partners. Ms. Lowman was previously at Brinker Capital from 2004 to 2010 as an investment associate and operations analyst. Ms. Lowman has a B.A. in Economics from Wittenburg University.

The Sub-advisers. The Sub-advisers are responsible for the day-to-day investment management of the Funds. The names and addresses of the Sub-advisers, the percentage of Fund assets each Sub-adviser manages and certain information about the Fund manager or portfolio management team for each Fund are set forth below. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

Destinations Large Cap Equity Fund:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (“BIM”), located at 1 University Square Drive, Princeton, NJ 08540, serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to BIM. Alan Mason has been a Managing Director of BlackRock, Inc. (“BlackRock”) since 2009. Prior to joining BIM, Mr. Mason was a Managing Director at Barclays Global Investors from 2008 to 2009 and a Principal of Barclays Global Investors from 1996 to 2008. Creighton Jue, CFA, has been a Managing Director of BlackRock, Inc. since 2011 and was previously a Director at BlackRock, Inc. from 2009 to 2011. Prior to joining BIM, Mr. Jue was a Principal at Barclays Global Investors from 2000 to 2009. Rachel Aguirre has been a Director of BlackRock, Inc. since 2012 and was previously the Vice President of BlackRock, Inc. from 2009 to 2011. Prior to joining BIM, Ms. Aguirre was a Principal and Portfolio Manager at Barclays Global Investors from 2005 to 2009.

Columbia Management Investment Advisers, LLC: Columbia Management Investment Advisers, LLC (“CMIA”), located at 225 Franklin Street, Boston, MA 02110, serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to CMIA. Thomas Galvin, CFA is a Senior Portfolio Manager and Head of Focused Large Cap Growth at CMIA. Mr. Galvin joined one of the Columbia Management legacy firms or acquired business lines in 2003. Previously, Mr. Galvin began his investment career in 1983 and earned an undergraduate degree in Finance from Georgetown University and a Master of Business Administration from New York University. Richard Carter is a Senior Portfolio Manager at CMIA. Mr. Carter joined one of the Columbia Management legacy firms or acquired business lines in 2003. Previously, Mr. Carter began his investment career in 1993 and earned a Bachelor of Arts from Connecticut College. Todd Herget is a Senior Portfolio Manager at CMIA. Mr. Herget joined one of the Columbia Management legacy firms or acquired business lines in 1998. Previously, Mr. Herget began his investment career in 1998 and earned a Bachelor of Science from Brigham Young University and a Master of Business Administration from the University of Notre Dame.

Delaware Investments Fund Advisers: Delaware Investments Fund Advisers (“DIFA”), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, PA, 19103, serves as a Sub-adviser to the Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to DIFA. D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as Senior Vice President and Senior Portfolio Manager, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed Merrill Lynch Investment Managers as a Managing Director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch and Dean Witter Reynolds. Mr. Nutt earned his Bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute. Robert A. Vogel Jr. is a Senior Portfolio Manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as Vice President and Senior Portfolio Manager, Mr. Vogel worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of Director and Portfolio Manager within the U.S. Active Large-Cap Value team. Mr. Vogel began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both Bachelor’s and Master’s degrees in Finance. He also earned a Master of Business Administration with a concentration in Finance from The Wharton School of the University of Pennsylvania. Mr. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia. Nikhil G. Lalvani is a Senior Portfolio Manager for the firm’s Large-Cap Value team. At Delaware Investments, Mr. Lalvani has worked as both a Fundamental and Quantitative Analyst. Prior to joining the firm in 1997 as an Account Analyst, Mr. Lalvani was a Research Associate with Bloomberg.

Lalvani holds a Bachelor’s degree in Finance from The Pennsylvania State University. Mr. Lalvani is a member of the CFA Institute and the CFA Society of Philadelphia. Kristen E. Bartholdson is a Senior Portfolio Manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an Associate Portfolio Manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004, Ms. Bartholdson worked in equity research at Credit Suisse, most recently as an Associate Analyst in investment strategy. Ms. Bartholdson earned her Bachelor’s degree in Economics from Princeton University.

Fort Washington Investment Advisors, Inc.: Fort Washington Investment Advisors, Inc. (“Fort Washington”), located at 303 Broadway, Suite 1200 Cincinnati, OH 45202, serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. James E. Wilhelm manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to Fort Washington. Mr. Wilhelm has been the Managing Director, Head of Public Equity at Fort Washington since 2002. Prior to joining Fort Washington, Mr. Wilhelm was a Director – Equity Research at Riggs Investment Management Corp. Previously, Mr. Wilhelm was an Equity Research Analyst at First Union Securities, a Portfolio Analyst/Regional Internal Wholesaler at Evergreen Funds and a Financial Consultant at Salomon Smith Barney.

T. Rowe Price Associates, Inc.: T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 E. Pratt Street, Baltimore, Maryland 21202, serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to T. Rowe Price. Joseph Fath, CPA, is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. Mr. Fath is the Portfolio Manager and Chairman of the Investment Advisory Committee for the Growth Stock Fund. Mr. Fath is also a member of the portfolio management team for the US Large-Cap Growth Equity Strategy in the U.S. Equity Division. Mr. Fath serves as a Vice President and Investment Advisory Committee member of the Media & Telecommunications, Capital Opportunity and Mid-Cap Growth Funds. Mr. Fath joined the firm in 2002 as an Analyst covering gaming, lodging, cruise lines, airlines, and air freight and logistics companies. Mr. Fath graduated, with honors, with a Bachelor of Science in accounting from the University of Illinois at Urbana-Champaign. He earned a Master of Business Administration, with honors, in finance and entrepreneurial management from the Wharton School at the University of Pennsylvania. Mr. Fath also has earned the Certified Public Accountant accreditation.

TCW Investment Management Group LLC: TCW Investment Management Company LLC (“TIMCO”), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017 serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to TIMCO. Diane Jaffee, CFA, Senior Portfolio Manager and Group Managing Director, conducts the day-to-day management of an assigned portion of the Destinations Large Cap Equity Fund and has sole discretion over all buy/sell decisions. Ms. Jaffee has 33 years of experience and has been managing assets in TCW’s New York office for 21 years.

Destinations Small-Mid Cap Equity Fund:

Ceredex Value Advisors, LLC: Ceredex Value Advisors, LLC (“Ceredex”), located at 301 East Pine Street, Suite 500, Orlando, Florida 32801, serves as a Sub-adviser to the Registrant’s Small-Mid Cap Equity Fund. Don Wordell manages the portion of the Small-Mid Cap Equity Fund’s assets allocated to Ceredex. Mr. Wordell currently serves as Managing Director of Ceredex. He has been a Portfolio Manager at Ceredex since 2001 and has worked in investment management since 1996.

Driehaus Capital Management: Driehaus Capital Management (“Driehaus”), located at 25 East Erie Street, Chicago IL 60611, serves as a Sub-adviser to the Registrant’s Destinations Small-Mid Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Small-Mid Cap Equity Fund’s assets allocated to Driehaus. Jeff James has served as the Portfolio Manager of the Driehaus Small Cap Growth strategy since 2006. He previously managed the Driehaus Micro Cap Growth strategy from 1998 to 2006. From 2001 to 2005, he also served as portfolio manager for the firm’s long/short hedge fund. Mr. James joined Driehaus Capital Management in 1997 as a Sector Analyst covering the information technology and energy sectors for the firm’s Small Cap Growth and Mid Cap Growth strategies. Prior to joining the firm, from 1991 to 1997, Mr. James worked at the Federal Reserve Bank of Chicago as an Analyst. Mr.

James began his career with Lehman Brothers in 1990. Michael Buck has served as Assistant Portfolio Manager on the Driehaus Micro Cap Growth and Driehaus Small Cap Growth strategies since 2009. Prior to joining Driehaus in 2002, Mr. Buck began his career at Deloitte Consulting, LLC as a Business Analyst.

LMCG Investments, LLC: LMCG Investments, LLC (“LMCG”), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-adviser to the Registrant’s Destinations Small-Mid Cap Equity Fund. R. Todd Vingers, CFA, manages the portion of the Destinations Small-Mid Cap Equity Fund’s assets allocated to LMCG. Mr. Vingers joined LMCG in June 2002. Mr. Vingers is the Managing Director of Value Equities at LMCG and is responsible for the management of the Small-Mid Cap Equity Fund. Mr. Vingers is a member of LMCG’s Board of Directors. Prior to joining the firm, Mr. Vingers served as Vice President and Senior Portfolio Manager for American Century Investments. Prior to joining American Century, he was a Valuation Analyst for the Hawthorne Company. Mr. Vingers holds a Bachelor of Arts from the University of St. Thomas and a Master of Business Administration from the University of Chicago Booth School of Business. Mr. Vingers is a CFA charterholder and a member of the CFA Institute.

Destinations International Equity Fund:

BAMCO., Inc.: BAMCO, Inc. (“BAMCO””), located at 767 Fifth Avenue, 49th Floor, New York, New York 10153, serves as a Sub-adviser to the Registrant’s Destinations International Equity Fund. Michael Kass manages the portion of the Destinations International Equity Fund’s assets allocated to BAMCO. Mr. Kass has been the Portfolio Manager of the Destinations International Equity Fund since 2017. He joined BAMCO in November 2007 to develop international and emerging markets strategies. From 1996 until 2003, Mr. Kass co-managed the Furman Selz Large Cap Growth portfolios, and beginning in 1998, he co-founded the Artemis Funds, a long-short strategy with a similar discipline as Large Cap Growth. In 2003, Mr. Kass formed Artemis Advisors, LLC to acquire the Artemis Funds from ING Furman Selz. Mr. Kass spent ten years in equity investment management at ING Furman Selz, and was named a Senior Managing Director and Portfolio Manager in 1996. From 1989 until 1993, he was an associate in investment banking at Lazard Frères. Mr. Kass began his career in 1987 as an Analyst in corporate finance at Bear, Stearns & Co. Inc.

MFS Investment Management: MFS Investment Management (“MFS”), located at 111 Huntington Avenue, Boston, Massachusetts 02199 serves as a Sub-adviser to the Registrant’s Destinations International Equity Fund. A team of investment professionals manages the portion of the Destinations International Equity Fund’s assets allocated to MFS. Pablo De La Marta XX. Benjamin Stone XX.

T. Rowe Price Associates, Inc.: T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 E. Pratt Street, Baltimore, Maryland 21202, serves as a Sub-adviser to the Registrant’s Destinations International Equity Fund. A team of investment professionals manages the portion of the Destinations International Equity Fund’s assets allocated to T. Rowe Price. Richard Clattenburg, CFA is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Inc. He is a Portfolio Manager for the T. Rowe Price International Growth Equity Strategy. Mr. Clattenburg is also a Vice President and Investment Advisory Committee member of the Global Real Estate Fund, a Vice President of T. Rowe Price International Funds, and an Investment Advisory Committee member of the International Stock Fund. Prior to joining the firm in 2005, Mr. Clattenburg was employed by Goldman Sachs as a Financial Analyst in its Investment Management Division. He earned a Bachelor of Science, summa cum laude, in Economics with a concentration in Accounting from The Wharton School at the University of Pennsylvania. Mr. Clattenburg also has earned the Chartered Financial Analyst designation.

Wasatch Advisors, Inc.: Wasatch Advisors, Inc. (“Wasatch Advisors”), located at 505 Wakara Way, 3rd Floor, Salt Lake City, Utah 84108, serves as a Sub-adviser to the Destinations International Equity Fund. A team of investment professionals manages the portion of the Destinations International Equity Fund’s assets allocated to Wasatch Advisors. Jared Whatcott, CFA has been a Portfolio Manager for the Destinations International Equity Fund since 2017. Mr. Whatcott has also been a Portfolio Manager for the Wasatch International Opportunities Fund since January 2014 and the Wasatch Frontier Emerging Small Countries Fund since January 31, 2016. He joined Wasatch Advisors in 2005 as a Senior Equities Analyst on the international research team. Prior to joining the Wasatch Advisors, Mr. Whatcott was a Captain in the United States Air Force, where he served as a contracting officer. Mr. Whatcott earned a Master of Business Administration from the Darden School at the University of Virginia and a Bachelor of Science in Management with a minor in Foreign Language (Mandarin Chinese) from the United States Air Force Academy. Linda Lasater, CFA has been a Portfolio Manager for the Destinations International Equity Fund since 2017. Ms. Lasater has also been an Associate Portfolio Manager for the Wasatch International Growth Fund since January 2014, and a Portfolio Manager for the Wasatch International Opportunities Fund since June 2016. She joined Wasatch Advisors in 2006 as a Senior Equities Analyst on the international research team. Prior to joining Wasatch Advisors, Ms. Lasater worked as an investment applications project lead with AIM Investments. Ms. Lasater earned a Master of Business Administration from the Tuck School of Business at Dartmouth, and a Bachelor of Business Administration in Management Information Systems from the University of Texas.

Destinations Equity Income Fund:

Columbia Management Investment Advisers, LLC: Columbia Management Investment Advisers, LLC (“CMIA”), located at 225 Franklin Street, Boston, MA 02110, serves as a Sub-adviser to the Registrant’s Destinations Equity Income Fund. A team of investment professionals manages the portion of the Destinations Equity Income Fund’s assets allocated to CMIA. Steven Schroll is a Senior Portfolio Manager for the CMIA’s Dividend Opportunity Strategy. Mr. Schroll joined CMIA in 1998, and he previously began his investment career in 1981. Mr. Schroll earned a Bachelor of Science from Drake University and completed work toward a Master of Business Administration from the University of Minnesota. Paul Stocking is a Senior Portfolio Manager for the CMIA’s Dividend Opportunity Strategy. Mr. Stocking joined CMIA in 1995, and he previously began his investment career in 1987. Mr. Stocking earned a Bachelor of Business Administration from the University of Michigan and a Master of Business Administration from the University of Chicago. Dean Ramos, CFA, is a Senior Portfolio Manager for CMIA’s Dividend Opportunity Strategy. Mr. Ramos joined CMIA in 2000, and he previously began his investment career in 1992. Mr. Ramos earned a Bachelor of Science and a Master of Business Administration from the University of Minnesota.

Federated Equity Management Company of Pennsylvania: Federated Equity Management Company of Pennsylvania (“FEMCOPA”), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, serves as a Sub-adviser to the Destinations Equity Income Fund. A team of investment professionals manages the portion of the Destinations Equity Income Fund’s assets allocated to FEMCOPA. Federated Advisory Services Company (“FASC”), an affiliate of FEMCOPA and located at the same address, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to FEMCOPA. FEMCOPA and FASC are wholly owned subsidiaries of Federated Investors, Inc. (“FII”). Daniel Peris, CFA, is a Senior Vice President and Senior Portfolio Manager of FEMCOPA. Mr. Peris joined FII in August 2002. Previously, Mr. Peris worked at Argus Research Corp., New York and Absolut Invest, Moscow. Mr. Peris earned his Bachelor of Arts from Williams College, his Master of Philosophy from Oxford University and his Ph.D. from the University of Illinois. Mr. Peris has 17 years of investment experience. Deborah D. Bickerstaff is a Vice President and Portfolio Manager of FEMCOPA. Ms. Bickerstaff joined FII in July 1996. Previously, Ms. Bickerstaff held various positions with FII subsidiary companies including: Associate Portfolio Manager, Senior Analyst, Performance Attribution and Risk Management; Senior Financial Analyst, Fund Treasury, and Senior Fund Controller, Client Financial Services. Ms. Bickerstaff received her Bachelor of Science from La Roche College. Ms. Bickerstaff has 20 years of investment experience.

Destinations Real Assets Fund:

SailingStone Capital Partners LLC: SailingStone Capital Partners LLC (SailingStone), located at 1 California Street, Suite 3050, San Francisco, CA 94111, serves as a Sub-Adviser to the Registrant’s Destinations Real Assets Fund. A team of investment professionals manages the portion of the Destinations Real Assets Fund’s assets allocated to SailingStone. MacKenzie B. Davis, CFA, is a Managing Partner of SailingStone, where he is an Investment Analyst and Portfolio Manager. Prior to founding SailingStone, Mr. Davis was an Investment Analyst at RS Investments and Co-Manager of the RS Global Natural Resource strategies. Previously, Mr. Davis was a High Yield Analyst at Fidelity Management & Research Company, where he focused on distressed investment opportunities in the telecommunications, power and energy sectors. He started his career as an Analyst at Goldman Sachs. Mr. Davis holds a Bachelor of Arts in Mathematical Economics and Modern American History from Brown University and is a CFA charterholder. Kenneth L. Settles, Jr. is a Managing Partner of SailingStone, where he is an Investment Analyst and Portfolio Manager. Prior to founding SailingStone, Mr. Settles was an investment analyst at RS Investments and Co-Manager of the RS Global Natural Resource strategies. Previously, Mr. Settles was a Senior Vice President at Neuberger Berman, where he was a Senior Energy Analyst and Co-Manager of the Neuberger Berman Premier Energy Portfolio. He started his career as a Financial Analyst at Salomon Smith Barney. Mr. Settles holds a Bachelor of Arts in Economics from Williams College and is a CFA charterholder.

Destinations Core Fixed Income Fund:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (“BIM”), located at 1 University Square Drive, Princeton, NJ 08540, serves as a Sub-adviser to the Registrant’s Destinations Core Fixed Income Fund. A team of investment professionals manages the portion of the Destinations Core Fixed Income Fund’s assets allocated to BIM. Scott Radell, CFA, has been a Managing Director of BlackRock, Inc. (“BlackRock”) and the Co-Head of US Fixed Income Portfolio Solutions within BlackRock’s Model-Based Fixed Income Portfolio Management Group since 2009. Prior to joining BIM, Mr. Radell was a Portfolio Manager at Barclays Global Investors from 2004 to 2009. James Mauro has been a Managing Director of BlackRock, Inc. since 2010. Prior to joining BIM, Mr. Mauro was a Vice President at State Street Global Advisors from 2001 to 2010.

DoubleLine Capital LP: DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, serves as a Sub-Adviser to the Registrant’s Destinations Core Fixed Income Fund. A team of investment professionals manages the portion of the Destinations Core Fixed Income Fund’s assets allocated to DoubleLine. Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine. Mr. Gundlach has been Chief Executive Officer of DoubleLine since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a Bachelor of Arts in Mathematics and Philosophy. Mr. Gundlach attended Yale University as a PhD candidate in Mathematics. Mr. Barach is Co-Founder and President of DoubleLine. Philip A. Barach has been President of DoubleLine since its inception in December 2009. Mr. Barach has a Master of Business Administration in Finance and a Bachelor of Arts in International Relations from the Hebrew University of Jerusalem. Jeffrey J. Sherman, CFA, has been the Deputy Chief Investment Officer of DoubleLine since June 2016 and a Portfolio Manager since September 2010. Mr. Sherman participates on the Fixed Income Asset Allocation Committee and is a Portfolio Manager for derivative-based and multi-asset strategies. He joined DoubleLine in December 2009. Prior to DoubleLine, Mr. Sherman was a Senior Vice President at TCW where he worked as a Portfolio Manager and Quantitative Analyst focused on fixed-income and real-asset portfolios. Mr. Sherman assisted in developing real-asset strategies for TCW and was a Portfolio Manager overseeing several commodity funds. Prior to TCW, he was a statistics and mathematics instructor at both the University of the Pacific and Florida State University. Mr. Sherman holds a Bachelor of Science in Applied Mathematics from the University of the Pacific and a Master of Science in Financial Engineering from the Claremont Graduate University. He is a CFA charterholder.

Destinations Low Duration Fixed Income Fund:

CrossingBridge Advisors, LLC: CrossingBridge Advisors, LLC (“CrossingBridge”), located at 427 Bedford Road Suite 230, Pleasantville, New York 10570, serves as a Sub-adviser to the Registrant’s Destinations Low Duration Fixed Income Opportunity Fund. David K. Sherman manages the portion of the Destinations Low Duration Fixed Income Opportunity Fund’s assets allocated to CrossingBridge. CrossingBridge is a wholly owned subsidiary of Cohanzick Management, LLC (“Cohanzick”). Mr. Sherman has been the President of Cohanzick since its inception in 1996.

DoubleLine Capital LP: DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, serves as a Sub-Adviser to the Registrant’s Destinations Low Duration Fixed Income Fund. A team of investment professionals manages the portion of the Destinations Low Duration Fixed Income Fund’s assets allocated to DoubleLine. Philip A. Barach is Co-Founder and President of DoubleLine. Mr. Barach has been President of DoubleLine since its inception in December 2009. Mr. Barach has a Master of Business Administration in Finance and a Bachelor of Arts in International Relations from the Hebrew University of Jerusalem. Luz M. Padilla is the lead Portfolio Manager. Ms. Padilla joined DoubleLine in 2009 as the Director of the Emerging Markets Group. Ms. Padilla attended University of California at Berkeley as a fellow of the Robert A. Toigo Foundation and graduated with a Master of Business Administration in 1994. Ms. Padilla received her Bachelor of Arts in Economics in 1989 from Stanford University in Palo Alto, California. Robert Cohen was named as DoubleLine’s Director of Global Developed Credit in September 2016. He has been a Portfolio Manager of DoubleLine since July 2012. Prior to DoubleLine, he was a Senior Credit Analyst at West Gate Horizons Advisors (and its predecessor entity, ING Capital Advisors) since 2001.

Destinations Global Fixed Income Opportunities Fund:

CrossingBridge Advisors, LLC: CrossingBridge Advisors, LLC (“CrossingBridge”), located at 427 Bedford Road Suite 230, Pleasantville, New York 10570, serves as a Sub-adviser to the Registrant’s Destinations Global Fixed Income Opportunities Fund. David K. Sherman manages the portion of the Destinations Global Fixed Income Opportunities Fund’s assets allocated to CrossingBridge. CrossingBridge is a wholly owned subsidiary of Cohanzick Management, LLC (“Cohanzick”). Mr. Sherman has been the President of Cohanzick since its inception in 1996.

DoubleLine Capital LP: DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, serves as a Sub-Adviser to the Registrant’s Destinations Global Fixed Income Opportunities Fund. A team of investment professionals manages the portion of the Destinations Global Fixed Income Opportunities Fund’s assets allocated to DoubleLine. Luz M. Padilla is the lead Portfolio Manager. Ms. Padilla joined DoubleLine in 2009 as the Director of the Emerging Markets Group. Ms. Padilla attended University of California at Berkeley as a fellow of the Robert A. Toigo Foundation and graduated with a Master of Business Administration in 1994. Ms. Padilla received her Bachelor of Arts in Economics in 1989 from Stanford University in Palo Alto, California. Mark Christensen joined DoubleLine in 2009 and is a Portfolio Manager and Senior Credit Analyst. Mr. Christensen graduated from Brigham Young University with a Bachelor of Science in Business Management with an emphasis in International Finance. Su Fei Koo joined DoubleLine in 2009 is a Portfolio Manager and Senior Credit Analyst. Ms. Koo holds a Bachelor of Science in

Business Administration from the University of Houston and a Master of Business Administration in Finance from the University of Southern California.

Nuveen Asset Management, LLC: Nuveen Asset Management, LLC, (“Nuveen Asset Management”), located at 333 West Wacker Drive, Chicago, Illinois 60606, serves as a Sub-adviser to the Registrant’s Destinations Global Fixed Income Opportunities Fund. Douglas M. Baker, CFA, and Brenda A. Langenfeld, CFA, have primary responsibility for the day-to-day management of that portion of the Destinations Global Fixed Income Opportunities Fund’s assets allocated to Nuveen Asset Management. Mr. Baker is the head of the Preferred Securities Sector Team and a member of the Fixed Income Strategy Committee, which establishes investment policy for all taxable fixed-income products. Mr. Baker also manages Nuveen Asset Management’s derivative overlay group, where he is responsible for implementing derivatives-based hedging strategies across the Nuveen Asset Management municipal strategies complex. Mr. Baker joined Nuveen Asset Management in 2006 as a Vice President and Derivatives Analyst, and later that year his responsibilities expanded to include portfolio management duties. Prior to joining Nuveen, Mr. Baker spent three years at Lehman Brothers in institutional fixed income and derivatives sales, and prior to that he spent five years at Bank of America in corporate and commercial banking. Ms. Langenfeld is a Vice President at Nuveen Asset Management and a Portfolio Manager for preferred security strategies. Ms. Langenfeld is also a Co-Manager for funds and accounts using Nuveen Asset Management’s Real Asset Income Strategy, which invests in income-generating debt and equity securities from the real estate and infrastructure segments. Ms. Langenfeld started working in the financial services industry with FAF Advisors, Inc. (“FAF”) in 2004 and joined Nuveen Assets Management on January 1, 2011 in connection with its acquisition of a portion of FAF’s asset management business.

Destinations Municipal Fixed Income Fund

Northern Trust Investments, Inc.: Northern Trust Investments, Inc. (“NTI”), located at 50 S. LaSalle Street, Chicago, IL 60603, serves as a Sub-adviser to the Registrant’s Destinations Municipal Fixed Income Fund. A team of investment professionals manages the portion of the Destinations Municipal Fixed Income Fund’s assets allocated to NTI. Timothy T. A. McGregor, CFA, Senior Vice President of NTI has been manager of the Destinations Municipal Fixed Income Fund since 2017. Additionally, Mr. McGregor is Director of the Municipal Fixed Income Management Group, which has responsibility for over $30 billion in assets. Mr. McGregor is the Portfolio Manager for registered investment companies and individual accounts, and he specializes in tax-exempt portfolios as well as crossover mandates that require taxable market exposure. Mr. McGregor joined NTI in 1989.

Destinations Multi Strategy Alternative Fund:

Avenue Capital Management II, L.P.: Avenue Capital Management II, L.P. (“Avenue”), located at 399 Park Avenue, 6th Floor, New York, New York 10022, serves as a Sub-adviser to the Registrant’s Destinations Multi Strategy Alternative Fund. Avenue is part of Avenue Capital Group, which comprises three registered investment advisers (including Avenue) that have extensive experience investing in stressed and distressed obligations in the United States, Europe and Asia. Jeffrey J. Gary, a Senior Portfolio Manager of Avenue, manages the portion of the Destinations Multi Strategy Alternative Fund’s assets allocated to Avenue. Mr. Gary is responsible for directing the investment activities of Avenue’s Public Fund Strategy, which includes one other registered open-end fund and one registered closed-end fund managed by Avenue. Prior to joining Avenue in 2012, Mr. Gary served as a Portfolio Manager at another registered investment adviser since 2009, where he managed an opportunistic credit fund that invested globally in high yield bonds, bank loans and distressed securities. Mr. Gary has more than 25 years of investment experience in high yield, bank loan and distressed investment strategies, including the last 20 years as a Portfolio Manager. Mr. Gary’s experience includes managing numerous high yield and credit-related mutual funds.

Driehaus Capial Management: Driehaus Capital Management (“Driehaus”), located at 25 East Erie Street, Chicago IL 60611, serves as a Sub-adviser to the Registrant’s Destinations Multi Strategy Alternative Fund. A team of investment professionals manages the portion of the Destination Multi Strategy Alternative Fund’s assets allocated to Driehaus. KC Nelson has been the lead Portfolio Manager of the Driehaus Active Income strategy, Driehaus Event Driven strategy, and Driehaus Select Credit strategy since each fund’s inception. Prior to joining Driehaus Capital Management in 2009, Mr. Nelson was a Senior Portfolio Manager at Lotsoff Capital Management. While at Lotsoff, he managed a credit arbitrage hedge fund and a mutual fund. Mr. Nelson has also held Assistant Portfolio Manager and Analyst positions at Akela Capital, Andersen Corporate Finance LLC and J.C. Bradford & Co. Elizabeth Cassidy has been the Portfolio Manager for the Driehaus Active Income strategy since 2015 and Assistant Portfolio Manager of the Driehaus Select Credit strategy since 2009. Prior to Ms. Cassidy’s promotion to Portfolio Manager of the Driehaus Active Income strategy, she had been the assistant Portfolio Manager on the strategy since 2009. Before joining Driehaus Capital Management, Ms. Cassidy was a Vice President at Bank of America Merrill Lynch at the debt proprietary trading desk. Prior to that role, she worked in the investment banking division of Credit Suisse First Boston. Michael Caldwell serves as a Senior Analyst on the Driehaus Micro Cap Growth and Driehaus Small Cap Growth strategies and was promoted to Assistant Portfolio Manager of the Driehaus Event Driven strategy in 2013. Prior to joining the firm in 2008, Mr. Caldwell worked as a graduate research associate for the department of biomedical engineering at Yale University in 2007. Mr. Caldwell began his career as Co-Founder and Managing Director of Ivy Concierge, LLC from 2005-2007. Yoav Sharon has been an Assistant Portfolio Manager for the Driehaus Event Driven strategy since 2015. Mr. Sharon also serves as the firm’s Senior Options Analyst, a role he has held since joining Driehaus in 2012. Prior to joining Driehaus, Mr. Sharon worked at Peak6 Investments, LLC as a Senior Analyst and trader from 2010 to 2012. From 2005 to 2008, Mr. Sharon served as a Managing Member of a firm he helped found, Raya Trading LLC. From 2002 to 2004, he held positions of increasing responsibility at STR Trading Partners LLC, leaving that firm with a title of Senior Trader. Matt Schoenfeld has been an Assistant Portfolio Manager of the Driehaus Event Driven strategy since 2015. Before joining the firm in 2014 as a Senior Analyst, Mr. Schoenfeld was a member of the Special Situations Group at Morgan Stanley, where he focused on merger arbitrage and event-driven investing.

RiverNorth Capital Management, LLC: RiverNorth Capital Management, LLC (“RiverNorth”), located at 325 North LaSalle Street, Suite 645, Chicago, Illinois, serves as a Sub-adviser to the Registrant’s Destinations Multi Strategy Alternative Fund. A team of investment professionals manages the portion of the Destinations Multi Strategy Alternative Fund’s assets allocated to RiverNorth. Patrick W. Galley, CFA, is a Co-Portfolio Manager for the Destinations Multi Strategy Alternative Fund. Mr. Galley is the Chief Investment Officer and Portfolio Manager for RiverNorth since 2004. Mr. Galley also serves as President and Chairman of RiverNorth’s proprietary funds and heads the firm’s research and investment team and which oversees all portfolio management activities at RiverNorth. He graduated with honors from Rochester Institute of Technology with a Bachelor of Science in Finance. Mr. Galley has received the Chartered Financial Analyst designation, is a member of the CFA Institute, and is a member of the CFA Society of Chicago. Stephen O’Neill, CFA, is a Co-Portfolio Manager of Destinations Multi Strategy Alternative Fund. Mr. O’Neill is a Portfolio Manager for RiverNorth and has been employed by the firm since 2007. Mr. O’Neill conducts qualitative and quantitative analysis of closed-end funds and their respective asset classes. Mr. O’Neill graduated magna cum laude from Miami University in Oxford, Ohio with a Bachelor of Science in Finance. Mr. O’Neill has received the Chartered Financial Analyst designation, is a member of the CFA Institute, and is a member of the CFA Society of Chicago.

Management Fees. The Adviser receives an advisory fee from each Fund for its services. In turn, the Adviser pays each Sub-adviser a fee for its subadvisory services. The Adviser may voluntarily waive a portion or all of the management fees otherwise payable to it by a Fund. The chart below shows the contractual management fees for each Fund and the actual management fees expected to be paid to the Adviser for the fiscal year ended February 28, 2018, based on a percentage of average daily net assets.

Fund	Contractual Advisory Fee		Actual Advisory Fee Expected to be Paid During Most Recent Fiscal Year
Destinations Large Cap Equity Fund	0.7	5%	0.62%
Destinations Small-Mid Cap Equity Fund	0.9	0%	0.77%
Destinations International Equity Fund	1.0	0%	0.85%
Destinations Equity Income Fund	0.8	0%	0.66%
Destinations Real Assets Fund	1.0	0%	0.88%
Destinations Core Fixed Income Fund	0.6	5%	0.56%
Destinations Low Duration Fixed Income Fund	0.7	0%	0.62%
Destinations Global Fixed Income Opportunities Fund	0.8	5%	0.74%
Destinations Municipal Fixed Income Fund	0.7	0%	0.69%
Destinations Multi Strategy Alternatives Fund	1.3	5%	0.88%

Potential Conflicts of Interest. The advisory fees paid by each Fund to the Adviser and the subadvisory fees paid by the Adviser to each Sub-adviser vary depending upon the Fund. For this reason, the Adviser could retain a larger portion of its advisory fees by recommending certain Funds to clients in its asset allocation program or by recommending certain Sub-advisers to the Board. You should consider this potential conflict of interest when evaluating a Fund for investment and/or the Adviser’s asset allocation recommendation. The Adviser intends to comply with standards of fiduciary duty that require it to act solely in the best interest of a participant when making such investment recommendations and to avoid any conflict of interest.

The SAI provides additional information about each Sub-adviser, including more information about their investment strategies and techniques, compensation paid to each Sub-adviser’s portfolio manager(s), other accounts managed by such portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

Investment and Account Information

Pricing of Fund Shares

Each Fund sells its shares at NAV. NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). NAV takes into account the expenses and fees of a Fund, which are accrued daily. Each Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

In calculating NAV, a Fund generally values its investment portfolio at market price. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”)) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the mean between last bid and ask price on such day. Each Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If a Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

When valuing fixed income securities, each Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. For certain fixed income securities with remaining maturities of 60 days or less, a Fund may use the security’s amortized cost under certain circumstances. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Fair Value Pricing

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before a Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board, employ “fair value” pricing of securities. Fair value determinations are made in good faith in accordance with Board-approved procedures. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. Although a Fund’s use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

For foreign securities traded on foreign exchanges, the Trust has selected [             ] to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of Fund securities traded on those foreign exchanges. Each Fund uses a confidence interval when determining the use of the third-party provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding ADR, if one exists. [         ] provides the confidence interval for each security for which it provides a price. If the provided price falls within the confidence interval, the Fund will value the particular security at that price. If the provided price does not fall within the confidence interval, the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

How to Buy Shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

Each Fund reserves the right to reject purchase orders or to stop offering shares without notice. Shareholders will be notified of any such rejection as promptly as reasonably practicable — typically within two business days. There are no minimum initial or subsequent investment amount requirements for the Fund. The Fund does not issue share certificates.

Shares of the Funds have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act. The USA PATRIOT Act of 2001 requires financial institutions, including the Funds and Brinker Capital to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When setting up an account, you will be required to supply Brinker Capital with your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, Brinker Capital may temporarily limit any security purchases, including in the Funds. In addition, Brinker Capital may close an account if it is unable to verify a shareholder’s identity. As required by law, Brinker Capital may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Corporate, trust and other entity accounts require further documentation.

If Brinker Capital does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address. Any exceptions are reviewed on a case-by-case basis.

How to Sell Shares

All redemption requests accepted by the Fund’s transfer agent before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in proper form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account.

If you hold Fund shares through an account at an authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly for information about how to sell Fund shares. Your financial institution or intermediary may charge a fee for its services.

If an investor discontinues participation in Destinations and/or are no longer an eligible shareholder for the Funds, the investor’s shares in the Funds may be subject to compulsory redemption by the Funds. The Funds have the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder for up to seven days, as permitted by law.

A Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a shareholder that fails to maintain an investment of at least $5,000 across the Funds.

The Fund may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds. Proceeds will generally be sent no later than seven calendar days after the Funds receive your redemption request. A Fund may suspend your right to redeem your shares for (1) any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) any period during which the SEC determines that an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) such other periods as the SEC may by order permit. More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.

For investors in Destinations, redemption proceeds will be deposited in your Destinations account unless you instruct otherwise. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

The Funds intend to pay sale (redemption) proceeds in cash. However, under highly unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold. A redemption in kind may include illiquid securities. Investors may not be able to sell such securities and may have to hold such securities indefinitely.

Electronic Delivery. It is the Funds’ policy to deliver documents electronically whenever possible. You may choose to receive Fund documents electronically rather than hard copy by signing up for e-delivery for your Destinations account with Brinker Capital at [ ].

Unclaimed Property. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Payments to Brinker Capital. Every Destinations account pays asset-based fees to Brinker Capital for investment advisory services which varies based on the amount of money in your Destinations account. Please refer to your Destinations account materials for more information about payments to Brinker Capital for investment advisory services related to your Destinations account. These fees and payments are not reflected in the fees and expenses described elsewhere in this Prospectus.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of a fund’s shares (or “round trips”) may interfere with the efficient management of a Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the fund’s long-term shareholders.

The Board has not adopted policies and procedures to discourage frequent trading or short-term trading into and out of the Funds. In reaching this conclusion, the Board took into account that: (i) shares of the Funds currently are expected to only be sold to clients of Brinker Capital; and (ii) clients of Brinker Capital that invest in the Funds generally will not have discretion to make multiple round trips into and out of the Funds.

DIVIDENDS AND DISTRIBUTIONS

The Funds will make distributions of dividends monthly and capital gains, if any, at least annually. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

Tax Consequences

Each Fund is treated as a separate entity for federal tax purposes, and intends to quality for special tax treatment afforded to regulated investment companies. So long as a Fund meets the requirements for being a tax-qualified regulated investment company (“RIC”), the Fund will pay no federal income tax on the earnings and gains, if any, it distributes to shareholders in a timely manner, provided that it satisfies a minimum distribution requirement. If a Fund fails to qualify as a RIC or fails to meet the distribution requirement, the Fund will be subject to federal income tax at regular corporate rates (without a deduction for distributions to shareholders). In addition, when distributed, income (including any distributions of net tax-exempt income and net long-term capital gains) would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and long-term capital gain distributions received by shareholders, other than in a tax-deferred retirement account, are taxable whether received in cash or reinvested in shares. Although dividends are generally taxable as ordinary income, for taxable years beginning before January 1, 2013, individual shareholders who satisfy certain holding periods and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by a Fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and RICs) and certain foreign corporations. In order for such dividends to be considered “qualified dividend income,” both the shareholders and a Fund must meet certain holding period requirements. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a Fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

Dividends paid by the Destinations Municipal Fixed Income Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be “exempt-interest” dividends that shareholders may exclude from their gross income for regular federal income tax purposes. Some of the Destinations Municipal Fixed Income Fund’s income that is exempt from regular federal income taxation may be subject to the alternative minimum tax. The Destinations Municipal Fixed Income Fund may at times buy tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be ordinary income when it is paid to you.

In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.

After December 31 of each year, each Fund will mail you, or provide Brinker Capital as sponsor of Destinations, reports containing information about the income tax classification of distributions paid during the year. Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December. If you do not provide the Funds with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding on your Funds’ distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a Fund.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), are subject to a 3.8% Medicare contribution tax that applies to “net investment income,” including interest, dividends and capital gains received from the Funds.

As noted above, investors, out of their own assets, will pay an advisory service fee. For most investors who are individuals, this fee will be treated as a “miscellaneous itemized deduction” for federal income tax purposes. Under current federal income tax law, an individual’s miscellaneous itemized deductions for any taxable year will be allowed as a deduction only to the extent the aggregate of these deductions exceeds 2% of adjusted gross income. Such deductions are also subject to the general limitation on itemized deductions for individuals.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition, the Funds are also required to report whether these shares had a short-term or long-term holding period. For each sale of Fund shares a Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average basis. In the absence of an election, the Funds will use the default cost basis method which if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Funds’ shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

A Fund may hold foreign securities and therefore may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Funds (or their administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund. For further information about the tax effects of holding shares in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Financial Highlights

As of the date of this prospectus, the Funds had not commenced operations. Therefore, there is no financial information available to report at this time.

For More Information

You may visit the Funds’ website at www.destinationsfunds.com for a free copy of this Prospectus, or an annual or semi-annual report, or to request other information.

Annual and Semi-annual Reports

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. The Funds’ annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

The Trust sends only one report to a household if more than one account has the same address. Contact your financial advisor or the transfer agent if you do not want this policy to apply to you.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference.

Investors can obtain free copies of the annual and semi-annual reports, request the SAI, or request other information and discuss their questions about the Funds by contacting their Financial Advisor. Investors may also obtain free copies of these documents or request other information by calling:

1-877-771-7979 or by writing to the Funds at:

For Regular Mail:

Brinker Capital Destinations Funds

PO Box 2175

Milwaukee WI 53201

Overnight/Certified Mail:

Brinker Capital Destinations Funds

235 W Galena St

Milwaukee WI 53212

or at the Funds’ website at www.destinationsfunds.com

Information about the Funds (including the SAI) can be reviewed and copied at the U.S. Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, D.C. Additionally, information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8900. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

If someone makes a statement about the Funds that is not in this Prospectus, you should not rely upon that information. Neither the Funds nor the distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.

Investment Company Act File No. 811-23207.

®2017 Brinker Capital

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT IS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION

[March 20], 2017

BRINKER CAPITAL DESTINATIONS TRUST

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

1-877-771-7979

Destinations Large Cap Equity Fund (DLCFX)

Destinations Small-Mid Cap Equity Fund (DSMFX)

Destinations International Equity Fund (DIEFX)

Destinations Equity Income Fund (DGEFX)

Destinations Real Assets Fund (DRAFX)

Destinations Core Fixed Income Fund (DCFFX)

Destinations Low Duration Fixed Income Fund ((DLDFX)

Destinations Global Fixed Income Opportunities Fund (DGFFX)

Destinations Municipal Fixed Income Fund (DMFFX)

Destinations Multi Strategy Alternatives Fund (DMSFX)

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectus (“Prospectus”) of Brinker Capital Destinations Trust (the “Trust”), dated [March 20], 2017, and should be read in conjunction with the Prospectus. The Prospectus may be obtained by contacting [            ], by writing or calling the Trust at the address or telephone number listed above, or on the Internet at: [            ]. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

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Capitalized terms used but not defined in this SAI have the meanings accorded to them in the Prospectus.

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THE TRUST

Brinker Capital Destinations Trust (the “Trust”) was organized as a Delaware statutory trust under the laws of The Delaware on October 10, 2016. The Trust is a series company that currently consists of ten funds (individually, a “Fund” and collectively, the “Funds”). Each Fund is a separate series of the Trust, an open-end registered management investment company.

INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

Each Fund, other than the Destinations Real Assets Fund, is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). The Destinations Real Assets Fund Fund is a non-diversified fund, which means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (“1940 Act”). The Prospectus discusses the investment objectives of the Funds, which are separate series of the Trust, and the policies to be employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies. The Funds may rely upon the independent advice of its respective Sub-advisers (each a “Sub-adviser,” collectively, the “Sub-advisers”) to evaluate potential investments.

Asset-Backed Securities (“ABS”)

ABSs are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other types of asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.

For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Although the Funds may invest up to 5% of its assets in ABS, the Funds will invest only in ABS that have received AAA rating from both Moody’s and S&P. ABS may enhance the Funds’ performance; however, investing in ABS involves certain risks beyond those found in other types of mutual fund investments. For the avoidance of doubt, the Funds may invest in excess of these credit and holding limitations.

Collateralized Debt Obligations. The Funds invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche that bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe

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circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust or CLO trust or trust of another CDO typically have higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs or other CDOs may be characterized by the Funds as illiquid securities however; an active dealer market may exist for CBOs, CLOs or other CDOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CBOs, CLOs or other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Borrowing

The Funds may borrow to the extent permitted under its investment restrictions and such borrowing may create leverage. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the NAV of the Funds’ shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the NAV of the Funds’ shares will decrease faster than otherwise would be the case. The Fund may borrow money to the extent permitted under the Investment Company Act, as amended (the “1940 Act”). This means that, in general, the Funds may borrow money from banks for (i) any purpose on a secured basis in an amount up to 1/3 of the Funds’ total assets, or (ii) temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Funds’ total assets.

Commercial Paper

Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

Currency Transactions

Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which that Fund’s investments are quoted or denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

Currency Risks. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, a Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

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Cyber Security

As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Funds, Brinker Capital, Inc., the Funds’ investment adviser (“Brinker Capital” or the “Adviser”) or any of the Sub-advisers, the Funds’ distributor, custodian, transfer agent, or any other of the Funds’ intermediaries or service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value. There can be no assurance that the Funds, the Funds’ service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber-attacks or other information security breaches in the future.

Equity Securities

The equity oriented Funds may invest in all types of equity securities, including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

Common Stock. Common stock is an interest in a company, limited liability company, or similar entity that entitles the holder to a share in the profits of the company, in the form of dividends, and the proceeds from a sale or liquidation of the company.

The interests of common shareholders are the most junior in a corporate structure. This means that in the event of the bankruptcy of the company its creditors and any holders of a preferred class of equity securities are paid before the common stockholders are entitled to receive anything. However, any assets of the company in excess of the amount owed to creditors or preferred stockholders are shared pro-rata among the common stockholders. Common stockholders normally have voting control of the company and are entitled to vote on the election of directors and certain fundamental corporate actions.

Convertible Securities. Convertible securities are preferred stocks or fixed income securities that are convertible at the option of the holder, or in some circumstances at the option of the issuing company, at a stated exchange rate or formula into the company’s common stock or other equity securities. At the time a company sells the convertible securities, the conversion price is normally higher than the market price of the common stock.

A holder of convertible securities will generally receive interest or dividends at a rate lower than comparable debt securities, but the holder has the potential for additional gain if the market value of the common stock exceeds the conversion price. When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of its conversion or exercise feature. However, the value of a convertible

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security may not increase or decrease as rapidly as the underlying common stock. A convertible security normally also will provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities and are subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Investing in Small and Medium Capitalization Companies. Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology; and be more dependent upon key members of management. The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events, have less active trading markets and be harder to sell at the time and prices that a Sub-adviser considers appropriate.

Non-Publicly Traded Securities. The Funds may invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

Preferred Stocks. Preferred stocks are equity securities, but they have many characteristics of fixed income securities. Their similarities to fixed income securities generally cause preferred stocks to trade more like debt instruments than common stocks. Thus, the value of preferred stocks reflects the credit risk of the company and the dividend yield on the preferred stocks compared to prevailing interest rates. Preferred stocks are entitled to receive dividends before any dividend is paid to the holders of common stock. The dividend may be at a fixed or variable dividend payment rate, may be payable on fixed dates or at times determined by the company and may be payable in cash, additional shares of preferred stock or other securities. Many preferred stocks are redeemable at the option of the company after a certain date. Holders of preferred stock are also entitled to receive a payment upon the sale or liquidation of a company before any payment is made to the company’s common stockholders. However, preferred stock is an equity security and, therefore, is junior in priority of payment to the company’s creditors in the event of a bankruptcy, including holders of the company’s debt securities. This junior ranking to creditors makes preferred stock riskier than fixed income securities.

Warrants and Stock Purchase Rights. Warrants and stock purchase rights are securities permitting, but not obligating, their holder to purchase other securities, normally the issuer’s common stock. Stock purchase rights are frequently issued as a dividend to a company’s stockholders and represent the right to purchase a fixed number of shares at a fixed or formula price. The price may reflect a discount to the market price. Warrants are generally sold by a company or issuer together with fixed income securities and represent the right to a fixed number of shares of common stock or other securities at a fixed or formula price. The exercise price is normally higher than the market price at the time the company sells the warrant.

Warrants and stock purchase rights do not carry with them the right to receive dividends on or to vote the securities that they entitle their holders to purchase. They also do not entitle the holder to share in the assets of the company during the company’s liquidation. The rights to purchase common stock or other securities conferred by a warrant or stock purchase right may only be exercised on specific dates or for a specific period. Trading in these instruments is affected both by the relationship of the exercise price to the current market price of the common stock or other securities and also by the period remaining until the right or warrant expires. An investment in warrants and stock purchase rights may be considered more speculative than other types of equity investments. A warrant or stock purchase right expires worthless if it is not exercised on or prior to its expiration date.

Fixed Income Securities

The market value of the obligations held by the Funds can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, a Fund’s yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates a Fund’s yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will tend to be invested in instruments producing lower yields than the balance of their portfolios, thereby reducing a Fund’s current yield. In periods of rising interest rates, the opposite can be

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expected to occur. In addition, securities in which the Funds may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

The fixed income oriented Funds may invest in U.S. government securities, its agencies or government-sponsored enterprises (Note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury), corporate debt securities of U.S. and Non-U.S. issuers, including convertible securities and corporate commercial paper, mortgage-backed and other asset-backed securities (“ABS”), inflation-indexed bonds issued by both governments and corporations, structured notes, including hybrid or “indexed” securities and event-linked bonds, loan participations and assignments, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments, debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, and obligations of international agencies or supranational entities.

Brady Bonds. “Brady Bonds” is a term used to refer to fixed income instruments that are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country’s outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for debt of Latin American issuers. In light of the history of commercial bank loan defaults by Latin American public and private entities, investments in Brady Bonds may be viewed as speculative and subject to, among other things, the risk of default.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payment on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Funds, or, if unrated, are in the Sub-adviser’s opinion comparable in quality to corporate debt securities in which the Funds may invest.

Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “medium-grade” obligations; they are “neither highly protected nor poorly secured … [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.” S&P describes securities rated BBB as “regarded as having an adequate capacity to pay interest and repay principal … [w]hereas it normally exhibits

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adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal… than in higher rated categories.”

Debt Securities Rating Criteria. Investment grade debt securities are those rated “BBB” or higher by the Standard & Poor’s Ratings Group (“S&P”), “Baa” or higher by Moody’s Investors Service, Inc. (“Moody’s”), the equivalent rating of other nationally recognized statistical rating organizations (“NRSROs”) or determined to be of equivalent credit quality by the Sub-adviser. Debt securities rated BBB are considered medium grade obligations. Adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.

Below investment grade debt securities are those rated “BB” and below by S&P, Moody’s or the equivalent rating of other NRSROs. Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to capacity to make principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on a Fund’s NAV to the extent it invests in such securities. In addition, the Fund may incur additional expenses to the extent they are required to seek recovery upon a default in payment of principal or interest on their portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund’s NAV.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which a Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The Sub-advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

The definitions of the ratings of debt obligations may be found in Appendix A following this SAI.

High Yield Securities. The Funds may invest in medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as “junk bonds.” Generally, such securities offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss because of default by these issuers is significantly greater because medium and lower rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In light of these risks, the Board has instructed the Sub-advisers, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer’s financial resources, its sensitivity to economic

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conditions and trends, the operating history of and the community support for the facility financed by the issue, and the ability of the issuer’s management and regulatory matters.

In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its securities and calculating its NAV. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of the Funds to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by the Funds may decline more than a portfolio consisting of higher rated securities. If the Funds experience unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Funds and increasing the exposure of the Funds to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds. Neither event will require sale of these securities by the Funds, but the Sub-adviser will consider the event in determining whether the Funds should continue to hold the security.

Loan Participations. The Funds may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a borrowing corporation, government or other entity (“Borrower”) and one or more financial institutions (“Lenders”) in the form of participations in Loans (“Participations”). Participations typically will result in the Funds having a contractual relationship only with the Lender, not with the Borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set off against the Borrower, and the Funds may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Funds may be treated as a general creditor of the Lender and may not benefit from any set off between the Lender and the Borrower. The Funds will acquire Participations only if the Lender interpositioned between the Funds and the Borrower is determined by the applicable Sub-adviser to be creditworthy.

There are risks involved in investing in Participations. The Funds may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing its portfolio and calculating its NAV.

Ratings as Investment Criteria. In general, the ratings of an NRSRO such as Moody’s and S&P represent the opinions of those agencies as to the quality of debt obligations that they rate. It should be emphasized, however, that these ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also will rely upon the independent advice of their Sub-advisers to evaluate potential investments. Among the factors that will be considered are the long term ability of the issuer to pay principal and interest and general economic trends.

Subsequent to its purchase by a Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require the sale of the debt obligation by a Fund, but the Fund’s Sub-advisers will consider the event in their determination of whether the Fund should continue to hold the obligation. In addition, to the extent that the ratings change as a result of changes in rating

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organizations or their rating systems or owing to a corporate restructuring of an NRSRO, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.

Trust Preferred Securities. The fixed income oriented Funds may invest in “trust preferred securities,” or “capital notes.” Trust preferred securities or capital notes are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.

Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Funds may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Variable rate demand notes (“VRDNs”) are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third-party.

The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Funds could, for this or other reasons, suffer a loss to the extent of the default.

Foreign Issuers

ADRs, EDRs and GDRs. The Funds may purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the U.S. and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A Fund may invest in ADRs through both sponsored and unsponsored arrangements.

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Custody Services and Related Investment Costs. Custody services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases because of settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund because of a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a Fund against loss or theft of its assets.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a Fund could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a Fund’s investment in those markets and may increase the expenses of the Fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a Fund’s operation.

Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Eurodollar Instruments and Yankee Bonds. The Funds may invest in Eurodollar certificates of deposit (“ECDs”), Eurodollar bonds and Yankee bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the U.S., primarily in Europe. Yankee bonds are bonds of foreign governments and their agencies and foreign banks and corporations that pay interest in U.S. dollars and are typically issued in the U.S. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks.

Foreign Securities. The Funds may invest in the securities of non-U.S. issuers. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging

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transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by its Sub-adviser to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Frontier Markets. “Frontier market countries” are a subset of emerging market countries with even smaller national economies, so these risks may be magnified further. Frontier market countries may also be more affected by government activities than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries.

Foreign Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity.

The less liquid a market, the more difficult it may be for a Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the Sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a Fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.

Risks of Non-U.S. Investments. To the extent a Fund invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to: (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Unanticipated political or social developments may affect the values of a Fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Supranational Entities. A Fund subject to the diversification requirements of the Internal Revenue Code of 1986, as amended (“IRC”), may invest up to 25% of its total assets in debt securities issued by supranational organizations such as the International Bank for Reconstruction and Development (“World Bank”), which was chartered to finance development projects in developing member countries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. As supranational entities do not possess taxing authority, they are dependent upon their members’ continued support in order to meet interest and principal payments.

Withholding and Other Taxes. The Funds may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to a Fund’s

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investments in such countries. These taxes will reduce the return achieved by a Fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.

Derivatives

Overview

The Funds may enter into a variety of derivatives as means to hedge its exposure to a number of risks associated with its investment strategies or otherwise implement its investment strategies. The derivatives markets consist of, among other things, (a) futures contracts and options on such futures (both of which trade exclusively on regulated futures exchanges), (b) swaps and other derivatives traded on regulated swap execution and trading facilities and privately-negotiated bilateral derivatives contracts and (c) certain securities or securities with embedded derivatives, such as options or hybrid securities (some of which may be traded on regulated securities exchanges). Transactions other than exchange-traded futures and exchange-traded options or securities are sometimes referred to as “OTC” derivatives. Derivatives contracts are available with respect to a variety of asset classes including, for example, foreign exchange, interest rates, credit, equity and commodities.

Most OTC derivatives entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under an OTC derivative will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”). A Fund’s current obligations under an OTC derivative will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a counterparty will be covered by the segregation of assets determined to be liquid by the Sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio. Obligations under OTC derivatives so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. A Fund will not enter into an OTC derivative with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets. For purposes of applying a Fund’s investment policies and restrictions, OTC derivatives are generally valued by a Fund at market value.

Whether a Fund’s use of derivatives will be successful in furthering its investment objective will depend on the Sub-adviser(s) ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because derivatives are often bilateral contracts and because they may have terms of greater than seven days, they may be considered to be illiquid. Moreover, in the context of a bilateral OTC derivative, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Therefore, a Fund will enter into bilateral OTC derivatives only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on a Fund by the IRC may also limit the Fund’s ability to use swaps.

Regulation of OTC Derivatives

In an attempt to reduce systemic and counterparty risks associated with OTC derivatives transactions, the Dodd-Frank Act and other non-U.S. regulatory schemes which are currently being implemented impose significant new regulations on the OTC derivatives markets and, among other things, will require that a substantial portion of standardized OTC derivatives must be submitted for clearing to regulated clearinghouses and executed on regulated trading facilities. Such OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse. In addition, the regulators have broad discretion to impose margin requirements on certain OTC derivatives that are not centrally cleared, and regulations imposing such requirements have been proposed. The requirements for clearing and margin are likely to cause an increase in the costs of transacting in OTC derivatives.

On November 16, 2012, the Department of the Treasury (“Treasury”) issued a determination (“Determination”) that both foreign exchange swaps and foreign exchange forwards should not be regulated under the CEA and therefore should be exempted from the definition of “swap” under the CEA. Accordingly, foreign exchange swaps and foreign exchange forwards are exempt from the trade execution, mandatory clearing and margin requirements under

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the Dodd-Frank Act. However, many commonly used foreign exchange derivatives, including foreign currency options, foreign exchange swaps and non-deliverable forward foreign exchange contracts (“NDFs”) are not exempt from the definition of “swap” and therefore are subject to these regulations. While there is currently no requirement that NDFs be centrally cleared, it is expected that such clearing will be mandated by the CFTC in the future. In addition, under the proposed margin rules for uncleared swaps issued by the CFTC and five prudential regulators and the international framework for margin requirements on uncleared swaps finalized by the Basel Committee of Banking Supervision and the International Organization of Securities Commission in September 2013, it is expected that margin requirements may be mandated for NDFs, which could increase the cost of using NDFs which could in turn increase the cost of hedging foreign exchange risks.

Although certain limited exemptions from the clearing and margin requirements may be available to Funds, the OTC derivative dealers with which the Fund may execute the majority of its OTC derivatives may not be able to rely on such exemptions with respect to their hedging activities, and the increased costs that may be borne by the dealers may be passed through to their counterparties, such as the Fund, in the form of higher fees and less favorable dealer marks. As a result of these factors, it may become more difficult and costly for investment funds, including the Fund, to enter into highly tailored or customized transactions. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

Absent an exemption, certain OTC derivatives market participants subject to U.S. regulations may be required to register in specified capacities with the Commodity Futures Trading Commission or the Securities Exchange Commission (e.g., as a swap dealer, securities-based swap dealer, major swap participant, major securities-based swap participant, futures commission merchant, commodity pool operator, commodity trading advisor, etc.). It is possible that, in the future, the Fund and/or the Manager may be required to register with a regulator in one or more of these capacities and will become subject to applicable regulatory requirements. Such dealers and major participants with whom the Fund may trade will be subject to minimum capital and margin requirements, and these requirements may apply irrespective of whether the OTC derivatives in question are exchange-traded or cleared. Swap dealers are subject to certain external and internal business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory requirements. These requirements may increase the overall costs for OTC derivative dealers, which may be passed along, at least partially, to market participants such as the Fund in the form of higher fees or less advantageous dealer marks.

Although the Dodd-Frank Act will require many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearing house, certain of the derivatives that may be traded by the Fund may remain principal-to-principal or OTC contracts between the Fund and third parties entered into privately. The risk of counterparty non-performance can be significant in the case of these OTC instruments, and “bid-ask” spreads may be unusually wide in these unregulated markets. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be complex, may include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable, and the insolvency or bankruptcy of a counterparty could pre-empt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

The full impact of the Dodd-Frank Act and global regulation of OTC Derivatives on the Fund remains uncertain, and it is unclear how the OTC derivatives markets will ultimately adapt to this new regulatory regime.

Credit Default Swaps

Credit default swaps are a mechanism to either purchase or sell default protection. As a purchaser of a credit default swap, the Fund pays a premium to enter into an arrangement that protects a portfolio security in the event of a

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default with respect to the issuer of that security. As a seller of a credit default swap, the Fund collects a premium for selling protection. Consequently, credit default swaps may be used to obtain credit default protection or enhance portfolio income. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Although certain index credit default swaps are currently subject to mandatory clearing, single name and certain other index credit default swaps are still transacted in the bilateral OTC derivatives market. As discussed above, swaps have risks associated with them, including the possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, however, in applying certain of the Fund’s investment policies and restrictions a Fund will value the swap at its notional amount or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Foreign Exchange Contracts

The Funds may invest in securities quoted or denominated in foreign currencies and may hold currencies to meet settlement requirements for foreign securities. To protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies, the Fund may engage in different types of foreign exchange transactions (collectively, “Foreign Exchange Contracts”) including, for example, forward foreign exchange contracts, non-deliverable forward exchange transactions, foreign exchange swaps, foreign exchange options, foreign exchange futures transactions and options on foreign exchange futures transactions. Each of these transaction types is described below. The amount the Fund may invest in Foreign Exchange Contracts is limited to the amount of the Fund’s aggregate investments in foreign currencies.

Generally, forward foreign exchange contracts are privately-negotiated bilateral agreements solely involving the exchange of 2 different currencies on a specific future date at a fixed exchange rate agreed upon at the inception of the transaction. They are distinguishable from so-called non-deliverable forward foreign exchange contracts which are discussed further below. Typically, forward foreign exchange contracts (i) are traded in an interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are consummated without payment of any commissions. The Fund, however, may enter into forward foreign exchange contracts requiring deposits and/or commissions. In fact, the Board of Governors of the Federal Reserve System has implemented supervisory guidance to the effect that federally regulated banks must collect variation margin payments from certain types of financial institutions which may include the Fund in connection with forward foreign exchange contracts. There currently is no central clearing system for such forward foreign exchange contracts entered into on this market and, accordingly, if a Fund wishes to ‘close out’ any such contracts entered into on this market before the specified date, it will be reliant upon the agreement of the relevant counterparty.

At or before the maturity of a forward foreign exchange contract, a Fund may either sell a portfolio security denominated in the same currency as its obligations under the forward foreign exchange contract and use the proceeds of such sale to make delivery under the forward foreign exchange contract or retain the security and offset its obligation to deliver the currency under the forward foreign exchange contract by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent movement has occurred in

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forward currency contract prices during the period between the Fund’s entering into the original forward foreign exchange contract and entering into the offsetting contract. Should forward prices decline during this period,, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

There are a number of risks associated with entering into forward foreign exchange contracts. These may include settlement risk, which is the risk of loss when one party to the forward foreign exchange contract delivers the currency it sold but does not receive the corresponding amount of the currency it bought. Although many forward foreign exchange transactions mitigate this risk through the use of a payment-versus-payment (“PVP”) settlement arrangement (such as settling trades through CLS Bank International or an escrow arrangement), there is no assurance that all forward foreign exchange transactions entered into by a Fund will be subject to such a PVP arrangement and, therefore, they may be subject to settlement risk. In addition, the market for forward foreign exchange contracts may be limited with respect to certain currencies such that, upon a contract’s maturity, a Fund may be unable to negotiate with the dealer to enter into an offsetting transaction. Moreover, there can be no assurance that an active forward foreign exchange contract market will always exist. Another risk associated with forward foreign exchange contracts is that the correlation between movements in the prices of those contracts and movements in the price of the underlying currency hedged or used for cover may not be perfect. These factors may restrict a Fund’s ability to successfully hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, although forward foreign exchange contracts may mitigate the risk of loss resulting from a decline in the value of a hedged currency, they may also limit the potential gain that might result should from an increase in the value of the hedged currency. If a currency devaluation is generally anticipated, a Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates.

The successful use of forward foreign exchange contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Fund’s Sub-adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward foreign exchange contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward foreign exchange contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

To assure that a Fund’s forward foreign exchange contracts are not used to achieve investment leverage, the Fund will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to these contracts.

A non-deliverable forward foreign exchange contract or “NDF” generally is similar to a forward foreign exchange contract, except that at maturity the NDF does not require physical delivery of currencies; rather, an NDF typically is settled in U.S. dollars or another reserve currency. One of the currencies involved in the transaction, usually an emerging market currency, may be subject to capital controls or similar restrictions, and is therefore said to be ‘‘nondeliverable.’’ Thus, under an NDF, the transaction terms provide for the payment of a net cash settlement amount on the settlement date in lieu of delivery of the notional amounts of the bought currency and the sold currency. The cash settlement amount is determined by converting the notional amount of one of the currencies (the “reference currency”) into the other currency (the “settlement currency”) at a spot foreign exchange rate that is observed on a pre-agreed pricing source or determined using another pre-agreed method (such source or method, the “settlement rate option”) on a date (a “valuation date”) prior to the settlement date, and netting the currency amounts so that a single net payment in the settlement currency is made on the settlement date by the party owing the excess. In some NDFs, each of the bought currency and the sold currency is converted into a third currency that serves as the settlement currency. In either case, under an NDF no payment or account transfer takes place in the reference currency.

Futures and Options on Futures

The Funds may enter into futures contracts and purchase and write (sell) options on futures contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Sub-adviser that such contracts are necessary or appropriate in the management of a Fund’s assets. These contracts will be entered into on

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exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will be covered by liquid assets segregated on the Fund’s assets.

A Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying securities or commodities move in an unanticipated manner. In addition, changes in the value of a Fund’s futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Sub-adviser’s ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

A Fund will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain “margin” as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Fund. Futures and options positions are marked to the market daily and a Fund may be required to make subsequent “variation” margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of a Fund.

After an option is purchased, it may suffer a total loss of premium (plus transaction costs) if that option expires without being exercised. An option’s time value (i.e., the component of the option’s value at any time that exceeds the in-the-money amount as of such time) tends to diminish over time. Even though an option may be in-the-money to the purchaser at various times prior to its expiration date, the purchaser’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Options on Securities and Securities Indices

The Funds may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Purchasing Call and Put Options. The Funds will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.

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Under a conventional cash-settled option, the purchaser of the option pays a premium in exchange for the right to receive, upon exercise of the option, (i) in the case of a call option, the excess, if any, of the reference price or value of the underlier (as determined pursuant to the terms of the option) above the option’s strike price or (ii) in the case of a put option, the excess, if any, of the option’s strike price above the reference price or value of the underlier (as so determined). Under a conventional physically-settled option structure, the purchaser of a call option has the right to purchase a specified quantity of the underlier at the strike price, and the purchaser of a put option has the right to sell a specified quantity of the underlier at the strike price.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Risks of Trading Options. The risk-return profile of an option may vary depending on the characteristics of the relevant transaction. For example, a “knock-out option” may expire prior to the scheduled expiration date if the reference price or value of the underlier falls below, in the case of a put option, or exceeds, in the case of a call option, an agreed upon price or value at specific points in time, or at any time during the exercise period, depending upon how the option is structured. The buyer of such an option bears the risk of reference price movements causing the option to expire prior to the scheduled expiration date. Transaction terms that give a party the right to extend or accelerate the scheduled termination date of a transaction are economically equivalent to options. Such features may cause holders of such options to incur significant losses if exercised against them. The option premium in respect of such features may be in the form of an explicit payment or may be implicit in other terms of the transaction.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (“OCCorp”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter-party to such option. Such purchases are referred to as “closing purchase transactions.”

A Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (“SEC”) changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

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Transactions by a Fund in options on securities and indices may be subject to limitations established by the CFTC, SEC, relevant self-regulatory organizations, each relevant exchange, board of trade or other trading facility governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on a Sub-adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between a Fund’s portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Writing Covered Call and Put Options on Securities and Securities Indices. The Funds may also write (sell) covered call and put options on any securities and on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and typically does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

The Trust, on behalf of each Fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the CFTC promulgated thereunder, with respect to the Fund’s operation. Accordingly, neither the Fund nor Brinker Capital is subject to registration or regulation as a CPO. Although Brinker Capital has concluded based on its communications with and oversight of the Fund’s Sub-advisers that as of the date of this SAI the Fund currently operate within the exclusions from CFTC regulation, there is no certainty that a Fund or Brinker Capital will be able to continue to rely on an exclusion from CFTC regulation in the future. A Fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. In addition, the Sub-advisers of a Fund that registers with the CFTC as a commodity pool may have to register with the CFTC as commodity trading advisers, unless an exemption from such registration applies. If a Fund or Brinker Capital operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities

The Funds will not invest more than 15% of their net assets in illiquid and other securities that are not readily marketable. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund has valued the security. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (“1933 Act”), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the Sub-adviser. The Sub-advisers determine the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board. The Board monitors the Sub-advisers’ application of these guidelines and procedures. The inability of a Fund to dispose of

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illiquid investments readily or at reasonable prices could impair the Fund’s ability to raise cash for redemptions or other purposes.

Investments in Investment Companies

The Funds may invest in the securities of other investment companies to the extent such investments are consistent with the Fund’s investment objectives and policies and permissible under the 1940 Act. Pursuant to Section 12(d)(1) of the 1940 Act, subject to certain exceptions, a Fund may not acquire the securities of other domestic or foreign investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. A Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds, which investments will not be subject to the limitations described above. A Fund will not invest in other investment companies for which the Sub-advisers or any of their affiliates act as an investment adviser or distributor.

[Discussion of Fund of Funds Exemptive Relief to be inserted by amendment]

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investment companies may include index-based investments, such as exchange-traded funds (“ETFs”) that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into participation agreements with several ETF sponsor firms that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those firms’ ETFs beyond the Section 12(d)(1) limits described above as permitted by such ETFs’ SEC exemptive relief.

Lending Portfolio Securities

Consistent with applicable regulatory requirements, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. A Fund will not lend securities to affiliated companies unless the Fund has applied for and received specific authority to do so from the SEC. A Fund’s loan of securities will be collateralized by cash, letters of credit or U.S. government securities. A Fund will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third-party that is unaffiliated with the Fund and is acting as a “finder.” A Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board must terminate the loan and regain the right to vote the securities. Generally, the borrower of any portfolio securities will be required to make payments to the lending Fund in lieu of any dividends the Fund would have otherwise received had it not loaned the securities to the borrower. Any such payments, however, will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s regular dividends (as defined below) received by individuals may be taxed at

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the rates generally applicable to long-term capital gains (see “Taxes” below). Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to money market funds or high quality instruments with short maturities or funds that invest only in such instruments.

A Fund may invest the cash received as collateral through loan transactions in other eligible securities, including shares of a registered money market fund or unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act, including funds that do not seek to maintain a stable $1.00 per share NAV. Investing the cash collateral subjects a Fund’s investments to market appreciation or depreciation. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of an investment declines, a Fund would be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

Money Market Instruments

Money market instruments include: U.S. government securities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit (“CDs”) are short-term, negotiable obligations of commercial banks. Time deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Mortgage-Backed Securities

The Funds may invest in mortgage-related securities including mortgage-backed securities. The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Mortgage-backed securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-backed securities are backed by the full faith and credit of the U.S. Government National Mortgage Association (“GNMA”), the principal U.S. guarantor of such securities, is a wholly-owned U.S. governmental corporation within the Department of Housing and Urban Development (“HUD”). Government related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of these securities include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or Freddie Mac”). FNMA is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a government sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of HUD. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Fannie Mae and Freddie Mac, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Fannie Mae and Freddie Mac

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with all the powers of the shareholders, the directors, and the officers of Fannie Mae and Freddie Mac and conduct all business of Fannie Mae and Freddie Mac; (2) collect all obligations and money due to Fannie Mae and Freddie Mac; (3) perform all functions of Fannie Mae and Freddie Mac which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Fannie Mae and Freddie Mac; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. The conditions attached to the financial contribution made by the Treasury to Fannie Mae and Freddie Mac and the issuance of this senior preferred stock place significant restrictions on the activities of Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac must obtain the consent of the Treasury to (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Fannie Mae’s and Freddie Mac’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Fannie Mae and Freddie Mac provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013—Fannie Mae’s support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. The future status and role of Fannie Mae and Freddie Mac could be impacted by (among other things) the actions taken and restrictions placed on Fannie Mae and Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s and Freddie Mac’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Fannie Mae and Freddie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Fannie Mae and Freddie Mac, including any such mortgage-backed securities held by the Fund.

The Trust expects that private and governmental entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed

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and offered to investors, the Trust, consistent with the Fund’s investment objectives and policies, will consider making investments in those new types of securities on behalf of the Fund.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the Fund’s industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular industry or group of industries.

The Funds may invest in government stripped mortgage-related securities (“SMBs”), collateralized mortgage obligations (“CMOs”) collateralized by mortgage loans or mortgage pass-through certificates and zero coupon securities, which, because of changes in interest rates, may be more speculative and subject to greater fluctuations in value than securities that currently pay interest. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

One type of SMB has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class) while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.

The Funds may also invest in pass-through securities backed by adjustable rate mortgages that have been introduced by GNMA, FNMA and FHLMC. These securities bear interest at a rate that is adjusted monthly, quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed rate mortgages. The Fund will purchase only mortgage-related securities issued by persons that are governmental agencies or instrumentalities or fall outside, or are excluded from, the definition of an investment company under the 1940 Act.

Foreign Mortgage-Related Securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

Pay-in-Kind Securities

The fixed income oriented Funds may invest in pay-in-kind securities. Pay-in-kind securities are debt obligations or preferred stock that pays interest or dividends in the form of additional debt obligations or preferred stock.

Real Estate Investment Trusts (“REITs”)

The Destinations Real Assets Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the IRC. Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by

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the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its Fund mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.

REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500® Stock Index (“S&P 500”).

Repurchase Agreements

The Funds may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. A Fund may enter into repurchase agreements with respect to U.S. government securities with member banks of the Federal Reserve System and certain non-bank dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. A Fund’s Sub-adviser, acting under the supervision of the Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. A Fund will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by that Fund, exceeds 15% of the Fund’s total net assets. In entering into a repurchase agreement, a Fund bears a risk of loss in the event the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Structured Notes

The Destinations Core Fixed Income and Destinations Global Fixed Income Opportunities Funds may invest in structured notes. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, indexes or other financial indicators (“Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Funds invest in these securities, however, the Sub-adviser analyzes these securities in its overall assessment of the effective duration of the Funds’ portfolio in an effort to monitor the Funds’ interest rate risk. Certain restrictions imposed on the Funds by the IRC may limit the Funds’ ability to use structured notes.

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Temporary Investments

For temporary defensive purposes, during periods when a Sub-adviser of a Fund, in consultation with the Adviser, believes that pursuing a Fund’s basic investment strategy may be inconsistent with the best interests of its shareholders, that Fund may invest its assets in the following money market instruments: U.S. government securities (including those purchased in the form of custodial receipts), repurchase agreements, CD and bankers’ acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. A Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. A Fund’s investment in any other short-term debt instruments would be subject to the Fund’s investment objectives and policies, and to approval by the Board. For further discussion regarding money market instruments, see the section entitled, “Money Market Instruments” above.

U.S. Government Securities

U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. The U.S. government securities in which the Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System. Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the U.S. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer, such as securities of FHLMC. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the U.S. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (“U.S. government securities”) include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities, that may be purchased when yields are attractive and/or to enhance Fund liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes that is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”), which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Exchange Rate-Related U.S. Government Securities. The Funds may invest up to 5% of their assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange

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Rate-Related Securities”). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the security holder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by the Sub-adviser at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

For the avoidance of doubt, the High Yield Fund may invest in Exchange Rate-Related Securities in excess of these limitations.

When-Issued and Delayed Delivery Securities

The Funds may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust as fundamental policies of each of the Funds. Each Funds’ investment objective, stated in the Prospectus, is not fundamental, meaning that each may be changed by a vote of a majority of Board at any time upon at least 60 days’ prior notice to shareholders. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of a Fund, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

Each Fund may comply with its investment policies by investing a portion of its assets in the interests of other pooled investment vehicles, in which case the Fund’s investments in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

Fundamental Investment Restrictions

1.

The Funds will not invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, U.S. government securities

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and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	The Funds will not issue “senior securities” as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder, as such statute, rules, regulations or orders may be amended or interpreted from time to time.

3.	The Funds will not borrow money, except that (a) the Funds may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1⁄3% of the value of a Fund’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) the Funds may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

4.	The Funds will not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Funds may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

5.	The Funds will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Funds from: (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

6.	The Funds will not engage in the business of underwriting securities issued by other persons, except to the extent that the Funds may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.

7.	The Funds will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by the Funds of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

8.	With respect to the Destinations Municipal Fixed Income Fund, the Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt instruments that pay interest that is exempt from regular federal income tax.

The following are non-fundamental investment restrictions and may be changed by a vote of a majority of Board at any time upon at least 60 days’ prior notice to shareholders. Each Funds’ investment objective, stated in the Prospectus, is not fundamental.

Non-Fundamental Investment Restrictions

Unless otherwise explicitly stated herein, the investment policies, strategies and restrictions of the Funds are not fundamental and may be changed by the Board, without shareholder approval. Further, the investment objectives of the Funds are not fundamental and may be changed by the Board without shareholder approval.

1.	The Funds will not invest in oil, gas or other mineral leases or exploration or development programs.

2.	The Funds will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.	The Funds will not make investments for the purpose of exercising control or management.

4.	The Funds will not purchase securities of other investment companies, except as permitted by the 1940 Act, the

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rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

6.	The Destinations Large Cap Equity Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization companies.

7.	The Destinations Small-Mid Cap Equity Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small-mid capitalization companies.

8.	The Destinations International Equity Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities.

9.	The Destinations Equity Income Fund will, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend paying equity securities of both U.S.-based and foreign companies.

10.	The Destinations Real Assets Fund will invest, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets.

11.	The Destinations Core Fixed Income Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments.

12.	The Destinations Low Duration Fixed Income Fund will invest, under normal circumstances, at least 80% of its total assets in a diversified portfolio of fixed income securities.

13.	The Destinations Global Fixed Income Opportunities Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities.

Any percentage limitations contained in the restrictions listed above or in a Fund’s investment policies, strategies and restrictions (other than with the fundamental investment restriction regarding borrowing described above) apply at the time of purchase of securities. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The Funds will, for the purpose of determining whether a Fund’s portfolio is concentrated in a particular industry, consider the investment policies and/or concentration of its underlying investment companies when determining the Fund’s compliance with its concentration policies.

TRUSTEES AND OFFICERS OF THE TRUST

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are

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set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds. Unless otherwise noted, the business address of each Trustee is 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

Joseph V. Del Raso (Born: December 21, 1952)	Chairman of the Board of Trustees	Since 2017	Partner at Pepper Hamilton LLP (law firm) since 1998.	10	Global Capital PLC (Malta public company)

Ellyn L.Brown (Born: 03/20/1950)	Trustee	Since 2017	Retired since 2006. Principal and President of Brown and Associates from 1996 to 2006. Member of the Board of Governors of the Financial Industry Regulatory Authority, Inc. from 2006 to 2012.	10	CNO Financial, Inc. and Walter Investment Management Corp., NYSE Regulation, Inc. 2006 to 2014. NYSE Euronext and predecessor entities from 2005 to 2013.

J. Scott Coleman (Born: 10/10/1960)	Trustee	Since 2017	President and CEO of Optimum Fund Trust since 2011. President of Delaware Distributors since 2008. Executive Vice President, Head of Distribution and Marketing, and Head of MIM EMEA Distribution from 2008 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Optimum Fund Trust

Nicholas Marsini, Jr. (Born: 08/31/1955)	Trustee	Since 2017	Regional President of PNC Delaware since 2011. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	Vantage Series Trust

Gregory E. McGowan (Born: 11/30/1949)	Trustee	Since 2017	Executive Vice President, Director and General Counsel of Templeton International, Inc. since 1992. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	None

INTERESTED TRUSTEE

John E. Coyne III (Born: 05/19/1955)	Trustee	Since 2017	Vice Chairman of Brinker Capital, Inc. since 2012. President of Brinker Capital, Inc. from 2003 to 2012.	10	Director of Pacer ETF Funds Trust from 2015 to 2017

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Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS [TO BE PROVIDED BY AMENDMENT]

Noreen Beaman [BUSINESS] [ADDRESS] Birth Year: [ ]	[TITLE]	[ ]	[ ]

Philip Green [BUSINESS] [ADDRESS] Birth Year: [ ]	[TITLE]	[ ]	[ ]

Brian Ferko [BUSINESS] [ADDRESS] Birth Year: [ ]	[TITLE]	[ ]	[ ]

Jason B. Moore [BUSINESS] [ADDRESS] Birth Year: [ ]	[TITLE]	[ ]	[ ]

Charles Widger [BUSINESS] [ADDRESS] Birth Year: [ ]	[TITLE]	[ ]	[ ]

*	Each Trustee remains in office until they resign, retire or are removed.
**	[ ] is an “interested person” of the Trust as defined in the 1940 Act because of his position with Brinker Capital.
***	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Composition and Leadership Structure

Currently, five of the six Trustees on the Board (83.33%) are not “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with the Adviser or any Sub-adviser (“Independent Trustees”). The Board has appointed Mr. Del Raso, an Independent Trustee, to serve as Chairman of the Board. [There are two primary committees of the Board: the Audit Committee and the Corporate Governance and Nominating Committee.] Each of the Committees is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust and in light of the services that the Adviser and its affiliates and the Sub-advisers provide to the Trust and potential conflicts of interest that could arise from these relationships. The Board believes that the existing Board structure is appropriate because, among other things, it allows the Independent Trustees to exercise independent business judgment in evaluating the Trust’s management and service providers.

Board Oversight of Risk Management

The Board considers risk management issues as part of its general oversight responsibilities. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust,

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primarily the Adviser and its affiliates and the Sub-advisers, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Board or the appropriate Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Adviser’s investment officers, the Trust’s and the Adviser’s Chief Compliance Officer (“CCO”) and the Sub-advisers’ portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board receives periodic presentations from senior personnel of the Adviser or its affiliates regarding investment performance of the Funds and the applicable investment risk management process. The Board also receives periodic presentations from senior personnel of the Adviser or its affiliates and the Sub-advisers regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research, portfolio trading and transactions, and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Adviser and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Funds. The Board also receives reports from counsel to the Trust or counsel to the Adviser and the Independent Trustees’ own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.

Individual Trustee Qualifications

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills to effectively oversee the management of the Trust and the interests of Fund shareholders. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees must have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Corporate Governance and Nominating Committee contains certain other factors considered by the Committee in identifying and evaluating potential nominees to the Board. The Board noted that most of the Trustees had experience serving as directors on the boards of operating companies and/or other investment companies. The Board considered that all of the Trustees have or had careers in the financial services or investment management industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board.

Board Committees

The Trust has an Audit Committee and a Corporate Governance and Nominating Committee. The members of the Audit Committee and the Corporate Governance and Nominating Committee consist of all the Independent Trustees of the Trust, namely Messrs. Del Raso, Coleman, Marsini and McGowan and Ms. Brown. The Board also at times may constitute other committees of the Board to assist in the evaluation of specific matters.

The Audit Committee oversees the Fund’s audit, accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Board for its ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Trust’s independent registered public accounting firm to the

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Adviser and any affiliated service providers if the engagement relates directly to Fund operations and financial reporting.

The Corporate Governance and Nominating Committee is charged with overseeing the Board governance matters and related Trustee practices, including selecting and nominating persons for election or appointment by the Board as Independent Trustees of the Trust. The Corporate Governance and Nominating Committee will consider nominees recommended by the Funds’ shareholders if a vacancy occurs. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary. The Corporate Governance and Nominating Committee also considers and recommends to the Board the appropriate compensation for serving as a Trustee on the Board.

Securities Beneficially Owned by Each Trustee

As of [March 20, 2017], the Trust had not yet commenced operations. Accordingly, the Trustees of the Trust did not beneficially own any equity securities of the Funds.

Trustee Compensation

The following table shows the compensation paid by the Trust to each Independent Trustee during the last fiscal year of the Trust. Trustees who are “interested persons” of the Trust (as defined in the 1940 Act) and officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the CCO’s annual compensation.

For the Trust’s fiscal year, the Independent Trustees are expected to be paid the following aggregate compensation by the Trust:

Name of Person, Position	Estimated Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Fund Complex*
Joseph V. Del Raso, Chair	$125,000	$0	None	$	[_____	]
Ellyn L. Brown	$100,000	$0	None	$	[_____	]
J. Scott Coleman	$100,000	$0	None	$	[_____	]
Nicholas Marsini, Jr., Audit Committee Chair	$115,000	$0	None	$	[_____	]
Gregory E. McGowan	$100,000	$0	None	$	[_____	]
John E. Coyne, III	$0	$0	None

*	Includes reimbursement for any out-of-pocket expenses incurred to attend meetings of the Board.

Each Trustee who is not affiliated with the Adviser, any Sub-adviser or the Funds’ distributor is entitled to receive an annual fee of $100,000. All Trustees are reimbursed for travel and out-of-pocket expenses incurred to attend meetings of the Board, which in the aggregate amounted to $[        ] for the fiscal year ended [        ].

CONTROL PERSONS

As of [            ], [            ] of the Independent Trustees, or his or her immediate family members, owned beneficially, or of record, any securities issued by the Adviser or its affiliates, any Sub-adviser or distributor of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser, any Sub-advisers or distributor of the Trust.

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As of [            ], the Trustees and officers of the Trust as a group [owned, of record, less than 1% of the outstanding shares of the Trust. As of [            ], no shareholder owned of record or beneficially 5% or more of the outstanding shares of a Fund of the Trust].

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for a Fund are made by the Sub-adviser(s), subject to the overall review of the Adviser and the Board. Although investment decisions for the Funds are made independently from those of the other accounts managed by a Sub-adviser, investments of the type that the Funds may make also may be made by those other accounts. When a Fund and one or more other accounts managed by a Sub-adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Funds may purchase securities that are offered in underwritings in which an affiliate participates. These procedures prohibit the Fund from directly or indirectly benefiting an affiliate in connection with such underwritings. In addition, for underwritings where an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In selecting brokers or dealers to execute securities transactions on behalf of a Fund, its Sub-adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-adviser will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement (as defined below) between the Adviser and the Sub-adviser authorizes the Sub-adviser, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”)) provided to the Fund and/or other accounts over which the Sub-adviser or its affiliates exercise investment discretion. In doing so, a Fund may pay higher commission rates than the lowest available when the Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a Sub-adviser receives research services from many broker-dealers with which the Sub-adviser places portfolio trades. The Sub-adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to a Sub-adviser in advising its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Fund. The fees under the Management Agreement and the Advisory Agreements, respectively, are not reduced by reason of a Fund’s Sub-adviser receiving brokerage and research services. As noted above, a Sub-adviser may purchase new issues of securities for a Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other

33

Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

The Board will periodically review the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales by a Fund are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board has determined that transactions for a Fund may be executed through an affiliated broker-dealer if, in the judgment of its Sub-adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate.

The Funds will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which any affiliate of the Funds thereof, is a member, except to the extent permitted by the SEC.

The Funds may use an affiliated broker-dealer as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the Sub-adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate.

BROKERAGE COMMISSIONS PAID

As of [March 20, 2017], the Funds had not yet commenced operations and therefore had not paid any brokerage commissions.

PORTFOLIO TURNOVER

The Funds may engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates or for other reasons. The Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

A Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Since the Funds are authorized to engage in transactions in options, it may experience increased portfolio turnover under certain market conditions as a result of their investment strategies. For instance, the exercise of a substantial number of options written by a Fund (because of appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a Fund’s securities that are included in the computation of turnover were replaced once during a period of one year.

Certain practices that may be employed by a Fund could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Sub-adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of a Fund’s shares as well as by requirements that enable a Fund to receive favorable tax treatment.

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The Funds had not yet commenced investment operations as of the date of this Statement of Additional Information. Therefore, no turnover rate information is available.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Adviser; Sub-advisers. Brinker Capital, Inc., serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”).

Each Fund bears its own expenses, which generally include all costs not specifically borne by the Adviser, the distributor, the Sub-advisers, the Administrator, the transfer agent or other service providers. Included among the Funds’ expenses are costs incurred in connection with a Fund’s organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing services; the costs of regulatory compliance; and costs associated with maintaining the Trust’s legal existence and shareholder relations. As administrator, Brown Brothers Harriman & Co. provides various administrative services, including assisting with the supervision of the Trust’s operations, accounting and bookkeeping, calculating the Fund’s daily NAV, preparing reports to the Fund’s shareholders, preparing and filing reports with the SEC and state securities authorities, preparing and filing tax returns and preparing materials for meetings of the Trustees and its committees.

Under the Advisory Agreement, the Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on the Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees. The maximum allowable annual management fee, the aggregate sub-advisory fee paid by Brinker Capital to the Sub-advisers and the fee retained by Brinker Capital for the fiscal year ended [            ], are indicated below:

	Aggregate Subadvisory Fee Paid by Brinker Capital	Portion of Advisory Fee Retained by Brinker Capital	Portion of Advisory Fee Waived by Brinker Capital	Total Contractual Advisory Fee
Destinations Large Cap Equity Fund	0.23%	0.39%	0.13%	0.75%
Destinations Small-Mid Cap Equity Fund	0.38%	0.39%	0.13%	0.90%
Destinations International Equity Fund	0.46%	0.39%	0.15%	1.00%
Destinations Equity Income Fund	0.27%	0.39%	0.14%	0.80%
Destinations Real Assets Fund	0.49%	0.39%	0.12%	1.00%
Destinations Core Fixed Income Fund	0.17%	0.39%	0.09%	0.65%
Destinations Low Duration Fixed Income Fund	0.23%	0.39%	0.08%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.11%	0.85%
Destinations Municipal Fixed Income Fund	0.30%	0.39%	0.01%	0.70%
Destinations Multi Strategy Alternatives Fund	0.49%	0.39%	0.47%	1.35%

Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective [March 20, 2017], Brinker Capital has [contractually agreed to waive fees a portion of its advisory fee with respect to any Fund until the period ended [June 30, 2018] in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Administrator. Brown Brothers Harriman &Co. serves as the administrator (“Administrator”) to the Funds pursuant to a written agreement (“Administration Agreement”). For its administrative services, the Administrator receives an annual asset-based fee of [        ] on assets up to the first $[    ] [b]illion, [            ] on assets between $[    ] [b]illion and $[    ] [b]illion and [        ] on assets in excess of $[    ] [b]illion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of the Fund.

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The Adviser and each Sub-adviser pays the salaries of all officers and employees who are employed by them and the Trust, and the Adviser. Brinker Capital maintains office facilities for the Trust. The Adviser, the Sub-advisers and Administrator bear all expenses in connection with the performance of their respective services under the Management Agreement, the Sub-advisory Agreements, and the Administration Agreement, except as otherwise provided in the respective agreement.

[Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures with respect to the disclosure of the Funds’ securities and any ongoing arrangements to make available information about the Funds’ securities holdings. The policy requires that consideration always be given as to whether disclosure of information about a Fund’s securities holdings is in the best interests of the Funds’ shareholders, and that any conflicts of interest between the interests of the Funds’ shareholders and those of the Adviser, the Administrator, the Distributor or their affiliates, be addressed in a manner that places the interests of Fund shareholders first. The policy provides that information regarding a Fund’s securities holdings may not be shared with non-employees of the Trust’s service providers, with investors or potential investors (whether individual or institutional), or with third-parties unless it is done for legitimate Funds’ business purposes and in accordance with the policy.

The policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end with respect to the Funds. The Adviser believes that this passage of time prevents a third-party from benefiting from an investment decision made by a portfolio that has not been fully reflected by the market.

Under the policy, the Funds’ complete list of holdings (including the size of each position) may be made available to investors, potential investors, third-parties and non-employees with simultaneous public disclosure at least 25 days after calendar quarter end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to the Trust’s Internet site that is accessible by the public, or through public release by a third-party vendor.

The policy permits the release of limited portfolio holdings information that is not yet considered stale in certain situations, including:

1.	The Funds’ top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	The Funds’ top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.	A list of securities (that may include portfolio holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds, including the Funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.	The Funds’ sector weightings, performance attribution (e.g., analysis of the Funds’ out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.	The Funds’ securities holdings may be released on an as-needed basis to its legal counsel, counsel to its Independent Trustees, and its independent registered public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

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Under the policy, if information about a Fund’s securities holdings is released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. The Funds, the Adviser, and any other affiliated party may not receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the Funds’ portfolio securities will be reviewed at least annually by the Trustees.

The approval of the CCO, or his or her designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the Adviser’s and Administrator’s legal department, as necessary. Exceptions to the policies are reported to the Trustees at their next regularly scheduled meeting.

Set forth below are charts showing those parties with whom the Adviser, on behalf of the Funds, has authorized ongoing arrangements that include the release of portfolio holding information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the below as recipients are service providers, fund rating agencies, consultants and analysts.]

The Funds may release its portfolio holdings to the following recipients:

Recipient	Frequency	Delay Before Dissemination
[ ]	[ ]	[ ]

[Proxy Voting Policies

Although individual Trustees may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser and Sub-advisers believing that they should be responsible for voting because it is a matter relating to the investment decision making process.

Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Adviser or the Sub-adviser, as the case may be, would vote the proxy in accordance with the principles set forth in its proxy voting policies and procedures, including the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or the Sub-adviser or any affiliated person of the Fund and the Fund’s shareholders, on the other.

Attached as Appendix B are copies of the guidelines and procedures that the Adviser and Sub-advisers use to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser and or Sub-advisers use when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Trust or the Adviser or Sub-advisers, on the other. This summary of the guidelines gives a general indication as to how the Adviser and Sub-advisers will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser and-or Sub-advisers as applicable always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.

The proxy voting policies of the Sub-advisers, or summaries thereof, are also found in Appendix B.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available on the Trust’s website at: [            ]]

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[Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, each of the Trust, the Adviser, each Sub-adviser and distributor has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by a Fund of the Trust. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.]

[Copies of the codes of ethics of the Trust, the Adviser, Sub-advisers and distributor are on file with the SEC.]

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. [            ], serves as counsel to the Independent Trustees.

[                        ] serves as the independent registered public accounting firm of the Trust.

In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. [            ], the Trust’s transfer agent, maintains a record of each shareholder’s ownership of Trust shares. Shares do not have cumulative voting rights, meaning that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a Trust-wide basis, except with respect to proposals affecting an individual Fund, such as those with respect to the Advisory Agreement.

PORTFOLIO MANAGER DISCLOSURE

Portfolio Managers

Brinker Capital, Inc. [To be provided by amendment]

Compensation. Brinker Capital compensates each portfolio manager for his or her management of the Funds. Each portfolio manager’s compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

[Please elaborate on the compensation discussion above. If applicable, please describe whether compensation for the portfolio managers listed is based on Fund pre- or after-tax performance over a certain period and identify any benchmark used to measure performance].

Ownership of Fund Shares. As of the date of this SAI, the Funds had not commenced operations. Therefore, the Portfolio Managers did not own any shares of the Funds.

Other Accounts. As of [Date], in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in XX)		Number of Accounts		Total Assets (in XX)		Number of Accounts		Total Assets (in XX)
[Name]	XX		$	XX	XX		$	XX	XX		$	XX
	XX	*		XX	XX	*		XX	XX	*		XX
[Name]	XX		$	XX	XX		$	XX	XX		$	XX
	XX	*		XX	XX	*		XX	XX	*		XX
[Additional Portfolio Managers]	XX		$	XX	XX		$	XX	XX		$	XX
	XX	*		XX	XX	*		XX	XX	*		XX

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[*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.]

Conflicts of Interest. The portfolio managers’ management of registered investment companies other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day oversight of the Funds’ investments. The other accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds.

While the portfolio managers’ management of the other accounts may give rise to the following potential conflicts of interest, Brinker Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Brinker Capital believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day oversight of the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the Funds. However, Brinker Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ oversight of the Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the Funds. This conflict of interest may be exacerbated to the extent that Brinker Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Funds. Notwithstanding this theoretical conflict of interest, it is Brinker Capital’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Brinker Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Funds, such an approach might not be suitable for the Funds given their investment objectives and related restrictions.

Avenue Capital Group

Avenue Capital Management II, L.P. (“Avenue”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Multi Strategy Alternative Fund. Avenue is a Delaware limited partnership and an SEC-registered investment adviser. Avenue is part of Avenue Capital Group, which comprises three registered investment advisers (including Avenue) that have extensive experience investing in stressed and distressed obligations in the United States, Europe and Asia. Headquartered in New York with 10 offices throughout Europe and Asia, Avenue Capital Group manages assets of approximately $10.6 billion as of December 31, 2016. Avenue Capital Group and Avenue are located at 399 Park Avenue, 6th Floor, New York, New York 10022.

Compensation. Brinker Capital pays Avenue a fee based on the assets under management of the Destinations Multi Strategy Alternative Fund as set forth in an investment sub-advisory agreement between Avenue and Brinker Capital. Avenue’s financial arrangements with its investment professionals, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. Generally, the basis for determining an investment professional’s total compensation is determined through a process that evaluates an investment professional’s performance against several quantitative and qualitative factors, the investment professional’s ability to work well with other members of Avenue, the investment professional’s contributions to Avenue’s overall success and other factors. The principal components of compensation include a base salary and a bonus.

Mr. Gary, who serves as the Portfolio Manager for the Destinations Multi Strategy Alternative Fund, receives base compensation based on his seniority and/or position with the firm using the criteria described above. Mr. Gary also receives additional compensation in the form of a bonus based on a portion of Avenue’s management fee revenue from the funds for which he serves as a portfolio manager.

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Ownership of Fund Shares. As of the date of this SAI, the Destinations Multi Strategy Alternative Fund had not commenced operations. Therefore, the portfolio manager did not own any shares of the Destinations Multi Strategy Alternative Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations Multi Strategy Alternative Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jeffrey J. Gary	2	$542.9	0	$0	8	$12.0

Conflicts of Interest. Because Avenue manages assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), certain conflicts of interest are present. For instance, Avenue receives fees from certain accounts that are higher than the fees received from the Destinations Multi Strategy Alternative Fund, or receives a performance-based fee on certain accounts. In those instances, Avenue has an incentive to favor the higher and/or performance-based fee accounts over the Destinations Multi Strategy Alternative Fund. In addition, a conflict of interest exists to the extent Avenue has proprietary investments in certain accounts or where the portfolio manager or other employees of Avenue have personal investments in certain accounts. Avenue has an incentive to favor these accounts over the Destinations Multi Strategy Alternative Fund. Because Avenue manages accounts that engage in short sales of (or otherwise take short positions in) securities or other instruments of the type in which the Destinations Multi Strategy Alternative Fund invests, Avenue could be seen as harming the performance of the Destinations Multi Strategy Alternative Fund for the benefit of the accounts taking short positions, if such short positions cause the market value of the securities to fall. Avenue has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. These policies and procedures will have the effect of foreclosing certain investment opportunities for the Destinations Multi Strategy Alternative Fund from time to time.

Avenue manages assets for accounts other than the Destinations Multi Strategy Alternative Fund, including private funds. The expected risk and return profile for the Destinations Multi Strategy Alternative Fund is generally lower than for most of the other funds managed by Avenue. The Destinations Multi Strategy Alternative Fund may invest in the same credit obligations as other funds managed by Avenue, although their investments may include different obligations of the same issuer. For example, the Destinations Multi Strategy Alternative Fund might invest in senior loans issued by a borrower and one or more other funds managed by Avenue might invest in the borrower’s junior debt. In addition, Avenue manages certain accounts that invest in certain types of credit obligations in which the Destinations Multi Strategy Alternative Fund may also invest. Investment opportunities appropriate for both the Destinations Multi Strategy Alternative Fund and another fund managed by Avenue generally will be allocated between the Destinations Multi Strategy Alternative Fund and the other Avenue fund in a manner that Avenue believes to be fair and equitable under the circumstances, in accordance with Avenue’s trade allocation policies.

Although the professional staff of Avenue will devote as much time to the management of the Destinations Multi Strategy Alternative Fund as Avenue deems appropriate to perform their duties in accordance with the investment sub-advisory agreement and in accordance with reasonable commercial standards, the professional staff of Avenue may have conflicts in allocating their time and services among the Destinations Multi Strategy Alternative Fund and other funds managed by Avenue. Avenue and its affiliates are not restricted from forming additional investment funds, from entering into other investment advisory relationships or from engaging in other business activities, even though such activities may be in competition with the Destinations Multi Strategy Alternative Fund and/or may involve substantial time and resources of Avenue and its professional staff. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of Avenue and its officers and employees will not be devoted exclusively to the business of the Destinations Multi Strategy Alternative Fund but will be allocated between the business of the Destinations Multi Strategy Alternative Fund and the management of the assets of other clients of Avenue.

Avenue or its respective members, officers, directors, employees, principals or affiliates may come into possession of material, non-public information. The possession of such information may limit the ability of the Destinations Multi Strategy Alternative Fund to buy or sell a security or otherwise to participate in an investment opportunity.

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Situations may occur where the Multi Strategy Alternative Fund could be disadvantaged because of the investment activities conducted by Avenue for other clients, and Avenue generally will not employ information barriers with regard to its operations on behalf of its registered and private funds, or other accounts. In certain circumstances, employees of Avenue may serve as board members or in other capacities for portfolio or potential portfolio companies, which could restrict the Destinations Multi Strategy Alternative Fund’s ability to trade in the securities of such companies.

BAMCO, Inc.

BAMCO, Inc. (“BAMCO”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations International Equity Fund. BAMCO is a New York Corporation and has been an SEC-registered investment adviser since March 6, 1987. As of December 31, 2016, BAMCO had assets under management of approximately $19.8 billion.

Compensation. Brinker Capital pays BAMCO a fee based on the assets under management of the Destinations International Equity Fund as set forth in an investment sub-advisory agreement between BAMCO and Brinker Capital. BAMCO pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations International Equity Fund. BAMCO’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

The compensation for Mr. Kass includes a base salary and an annual bonus that is based, in part, on the amount of assets he manages, as well as his long-term investment performance, his overall contribution to the BAMCO, and BAMCO’s profitability.

Ownership of Fund Shares. As of the date of this SAI, the Destinations International Equity Fund had not commenced operations. Therefore, the portfolio manager did not own any shares of the Destinations International Equity Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations International Equity Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Michael Kass	2	$2,690	2	$63	0	$0

Conflicts of Interest. Conflicts of interest could arise in connection with managing the Destinations International Equity Fund along with the Baron Funds® and the accounts of other clients of BAMCO and of clients of BAMCO’s affiliated investment adviser, Baron Capital Management, Inc. Because of market conditions, client investment restrictions, sub-adviser imposed investment guidelines and the consideration of factors such as cash availability and diversification considerations, not all investment opportunities will be available to the Destinations International Equity Fund and all clients at all times. BAMCO has joint trading policies and procedures designed to ensure that no Baron Fund or client is systematically given preferential treatment over time. BAMCO’s Chief Compliance Officer monitors allocations for compliance with this policy. Because an investment opportunity may be suitable for multiple accounts, the Destinations International Equity Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the Baron Funds® and accounts of clients managed by BAMCO and its affiliate.

To the extent that the Destinations International Equity Fund’s portfolio manager has responsibilities for managing other client accounts, the portfolio manager may have conflicts of interest with respect to his time and attention among relevant accounts. In addition, differences in the investment restrictions or strategies among a Baron Fund and other accounts may cause the portfolio manager to take action with respect to another account that differs from the action taken with respect to the Destinations International Equity Fund. In some cases, another account managed by the portfolio manager may provide more revenue to BAMCO. While this may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities,

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BAMCO takes all necessary steps to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to the Destinations International Equity Fund and other accounts.

BAMCO believes that it has policies and procedures in place that address the Destinations International Equity Fund’s potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocations of orders for execution to brokers and portfolio performance dispersion review), disclosure of confidential information and employee trading.

BlackRock Investment Management, LLC

BlackRock Investment Management, LLC (“BIM”), an indirect wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), serves as a Sub-adviser to a portion of the assets of the Destinations Large Cap Equity and Destinations Core Fixed Income Funds. BIM is a Delaware limited partnership and an SEC-registered investment adviser.

BIM has its principal offices at 1 University Square Drive, Princeton, NJ 08540. BIM is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $5.15 trillion in assets under management as of December 31, 2016. BlackRock is an affiliate of The PNC Financial Services Group, Inc.

Compensation Brinker Capital pays BIM a fee based on the portion of assets under management of each of the Destinations Large Cap Equity and Destinations Core Fixed Income Funds allocated to BIM as set forth in an investment sub-advisory agreement between BIM and Brinker Capital. BIM pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Large Cap Equity and Destinations Core Fixed Income Funds. BIM’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the each of the Destinations Large Cap Equity and Destinations Core Fixed Income Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of each of the Destinations Large Cap Equity and Destinations Core Fixed Income Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds (and multi-asset class funds with respect to the portfolio managers for Destinations Large Cap Equity Fund) is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. With respect to Mr. Mauro and Mr. Radell, such benchmarks for the Destinations Core Fixed Income Fund and other accounts for Mr. Mauro are a combination of market-based indices and for Mr. Radell a combination of market-based indices, certain customized indices and certain fund industry peer groups. The performance of Ms. Aguirre and Messrs. Jue and Mason is not measured against a specific benchmark.

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Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. BlackRock restricted stock units, upon vesting, will be settled in BlackRock common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock restricted stock units that, once vested, settle in BlackRock common stock. The portfolio managers of each of the Destinations Large Cap Equity and Destinations Core Fixed Income Funds have unvested long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($265,000 for 2016). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans

Ownership of Fund Shares. As of the date of this SAI, the Destinations Large Cap Equity and Destinations Core Fixed Income Funds had not commenced operations. Therefore, the Portfolio Managers did not own any shares of the Destinations Large Cap Equity and Destinations Core Fixed Income Funds.

Other Accounts. As of December 31, 2016, in addition to the Destinations Large Cap Equity and Destinations Core Fixed Income Funds the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Alan Mason	377	$840.00	941	$550.90	689	$504.00
Creighton Jue	77	$90.13	65	$53.47	40	$31.99
Rachel Aquirre	90	$98.89	147	$470.5	135	$449.00
Scott Radell	16	$8.02	7	$3.03	9	$4.82
James Mauro	13	$13.16	9	$21.58	7	$10.30

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Conflicts of Interest. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Destinations Large Cap Equity and Destinations Core Fixed Income Funds, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Destinations Large Cap Equity and Destinations Core Fixed Income Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Destinations Large Cap Equity and Destinations Core Fixed Income Funds. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Destinations Large Cap Equity and Destinations Core Fixed Income Funds by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Destinations Large Cap Equity and Destinations Core Fixed Income Funds. It should also be noted that Messrs. Mauro and Radell may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Mauro and Radell may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Ceredex Value Advisors LLC

Ceredex Value Advisors LLC (“Ceredex”) serves as a Sub-adviser to a portion of the assets of the Destinations Small-Mid Cap Equity Fund. Ceredex is a Delaware limited liability company and an SEC-registered investment adviser. The firm was established in 2008 after 19 years functioning as RidgeWorth Investments’ value style investment management team. As of December 31, 2016, Ceredex had approximately $10.8 billion in assets under management. Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

Compensation. Brinker Capital pays Ceredex a fee based on the assets under management of the Destinations Small-Mid Cap Equity Fund as set forth in an investment sub-advisory agreement between Ceredex and Brinker Capital. Ceredex pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Small-Mid Cap Equity Fund. Ceredex’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

Portfolio manager compensation generally consists of base salary, bonus, and various employee benefits and may also include long-term stock awards, retention bonuses, or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance.

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A portfolio manager’s base salary is determined by the individual’s experience, responsibilities within the firm, performance in the role, and market rate for the position.

Each portfolio manager’s bonus may be structured differently but generally incorporates an evaluation of the Destinations Small-Mid Cap Equity Fund’s investment performance as well as other subjective factors. Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing a fund’s pre-tax total return to the returns of the fund’s peer group and/or benchmark over multi-year periods. Where portfolio managers are responsible for multiple funds or other managed accounts, each product is weighted based on its size and relative strategic importance to the Sub-adviser. Other subjective factors that may be considered in the calculation of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually.

In addition, certain portfolio managers may participate in the equity plan of the Sub-adviser’s parent company designed to provide compensation opportunities linking a participant’s compensation to the financial and operational performance of the Sub-adviser’s parent company.

Retention bonuses and/or incentive guarantees for a fixed period may also be used when the Sub-adviser deems it necessary to recruit or retain the employee.

All full-time employees of the Sub-adviser, including the Destinations Small-Mid Cap Equity Fund’s portfolio manager, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Small-Mid Cap Equity Fund had not commenced operations. Therefore, the portfolio manager did not own any shares of the Destinations Small-Mid Cap Equity Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations Small-Mid Cap Equity, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Don Wordell	2	$3,359	1	$91	7	$308

Conflicts of Interest. A portfolio manager’s management of both the Destinations Small-Mid Cap Equity Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If the Destinations Small-Mid Cap Equity Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Destinations Small-Mid Cap Equity Fund.

Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of the Destinations Small-Mid Cap Equity Fund’s trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Destinations Small-Mid Cap Equity Fund.

In addition, aggregation of trades may create the potential for unfairness to the Destinations Small-Mid Cap Equity Fund or another account if one account is favored over another in allocating the securities purchased or sold.

The Sub-adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Sub-adviser believes is fair and equitable.

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Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“CMIA”) is located at 225 Franklin Street, Boston, MA 02110. CMIA is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. CMIA’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, CMIA acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Compensation. Brinker Capital pays CMIA a fee based on the assets under management of the Destinations Large Cap Equity and Destinations Equity Income Funds as set forth in an investment sub-advisory agreement between CMIA and Brinker Capital. CMIA pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Large Cap Equity and Destinations Equity Income Funds. CMIA’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

Portfolio manager direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock, or for more senior employees both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Columbia Funds, in most cases including the Columbia Funds the portfolio manager manages.

Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.

Annual incentive awards are variable and are based on (1) an evaluation of the employee’s investment performance and (2) the results of a peer and/or management review of the employee, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. Scorecards are used to measure performance of Columbia Funds and other accounts managed by the employee versus benchmarks and/or peer groups. Performance versus benchmark and peer group is generally weighted for the rolling one, three, and five year periods. One year performance is weighted 10%, three year performance is weighted 60%, and five year performance is weighted 30%. Relative asset size is a key determinant for fund weighting on a scorecard. Typically, weighting would be proportional to actual assets. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable. For leaders who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.

Deferred compensation awards are designed to align participants’ interests with the investors in the Columbia Funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia Funds. Employees have the option of selecting from various Columbia Funds for their deferral account, however portfolio managers must allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia Fund(s) they manage. Deferrals vest over multiple years, so they help retain employees.

Exceptions to this general approach to bonuses exist for certain teams and individuals. Funding for the bonus pool is determined by management and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and Columbia Management profitability for the year, which is largely determined by assets under management.

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For all employees the benefit programs generally are the same, and are competitive within the financial services industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Large Cap Equity and Destinations Equity Income Funds had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations Large Cap Equity and Destinations Equity Income Funds.

Other Accounts. As of December 31, 2016, in addition to the Destinations Large Cap Equity and Destinations Equity Income Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Steve Schroll**	3	$6,112.81	1	$6.56	9		$91.14
Paul Stocking**	3	$6,112.81	1	$6.56	15		$98.50
Dean Ramos, CFA**	3	$6,112.81	1	$6.56	9		$89.36
Thomas Galvin, CFA	6	$6,407.46	3	$332.32	1,416		$3,991.71
	0	$0	0	$0	3	*	$1,000.00
Richard Carter	6	$6,407.46	3	$332.32	1,417		$3,978.99
	0	$0	0	$0	3	*	$1,000.00
Todd Herget	6	$6,407.46	3	$332.32	1,420		$3,978.23
	0	$0	0	$0	3		$1,000.00

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.
**	These accounts are not subject to a performance-based advisory fee.

Conflicts of Interest. Like other investment professionals with multiple clients, the Destinations Large Cap Equity and Destinations Equity Income Funds’ portfolio managers may face certain potential conflicts of interest in connection with managing both the Destinations Large Cap Equity and Destinations Equity Income Funds and other accounts at the same time. CMIA has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to CMIA’s Code of Ethics and certain limited exceptions, CMIA’s investment professionals do not have the opportunity to invest in client accounts, other than Columbia funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Destinations Large Cap Equity and Destinations Equity Income Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the

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Destinations Large Cap Equity and Destinations Equity Income Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Destinations Large Cap Equity and/or Destinations Equity Income Funds and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Destinations Large Cap Equity and/or Destinations Equity Income Funds as well as other accounts, CMIA’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Destinations Large Cap Equity and/or Destinations Equity Income Funds or another account if a portfolio manager favors one account over another in allocating the securities bought or sold. CMIA and its participating affiliates (including Threadneedle) (“Participating Affiliates”) may coordinate their trading operations for certain types of securities and transactions pursuant to personnel-sharing agreements or similar intercompany arrangements. However, typically CMIA does not coordinate trading activities with a Participating Affiliate with respect to accounts of that Participating Affiliate unless such Participating Affiliate is also providing trading services for accounts managed by CMIA. Similarly, a Participating Affiliate typically does not coordinate trading activities with CMIA with respect to accounts of CMIA unless CMIA is also providing trading services for accounts managed by such Participating Affiliate. As a result, it is possible that CMIA and its Participating Affiliates may trade in the same instruments at the same time, in the same or opposite direction or in different sequence, which could negatively impact the prices paid by the Destinations Large Cap Equity and the Destinations Equity Income Funds on such instruments. Additionally, in circumstances where trading services are being provided on a coordinated basis for CMIA’s accounts (including the Destinations Large Cap Equity and Destinations Equity Income Funds) and the accounts of one or more Participating Affiliates in accordance with applicable law, it is possible that the allocation opportunities available to the Destinations Large Cap Equity and/or the Destinations Equity Income Funds may be decreased, especially for less actively traded securities, or orders may take longer to execute, which may negatively impact the Destinations Large Cap Equity and Destinations Equity Income Funds performance.

“Cross trades,” in which a portfolio manager sells a particular security held by the Destinations Large Cap Equity or Destinations Equity Income Funds to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. CMIA have adopted compliance procedures that provide that any transactions between the Fund and another account managed by CMIA are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Destinations Large Cap Equity and Destinations Equity Income Funds and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the Destinations Large Cap Equity and Destinations Equity Income Funds that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the Destinations Large Cap Equity and Destinations Equity Income Funds, even though it could have been bought or sold for the Destinations Large Cap Equity and Destinations Equity Income Funds at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Destinations Large Cap Equity and Destinations Equity Income Funds.

The Destinations Large Cap Equity and Destinations Equity Income Funds’ portfolio managers also may have other potential conflicts of interest in managing the Destinations Large Cap Equity and Destinations Equity Income Funds, and the description above is not a complete description of every conflict that could exist in managing the Destinations Large Cap Equity and Destinations Equity Income Funds and other accounts. Many of the potential conflicts of interest to which CMIA’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of CMIA and its affiliates.

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CrossingBridge Advisors, LLC:

CrossingBridge Advisors, LLC (“CrossingBridge”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds. CrossingBridge is a Delaware limited liability company and an SEC-registered investment adviser which is a wholly-owned subsidiary of Cohanzick, an SEC registered investment adviser. Cohanzick is controlled by David K. Sherman.

Compensation. Brinker Capital pays CrossingBridge a fee based on the assets under management of the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds as set forth in an investment sub-advisory agreement between CrossingBridge and Brinker Capital. CrossingBridge pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds. CrossingBridge’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016. CrossingBridge seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. As portfolio manager, Mr. Sherman receives a compensation and benefits package. Mr. Sherman’s compensation is based on the performance of his accounts and contribution to the overall growth and profitability of the firm. Mr. Sherman is provided no financial incentive to favor one fund or account over another. In addition, Mr. Sherman is a substantial equity owner of CrossingBridge and thus receives compensation based on CrossingBridge’s overall profitability

Ownership of Fund Shares. As of the date of this SAI, the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds had not commenced operations. Therefore, the portfolio manager did not own any shares of the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds.

Other Accounts. As of December 31, 2016, in addition to the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
David K. Sherman	2	$1,472.1	5		$71.5	6		$92.8
	0	0	3	*	51.6	2	*	$11.9

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds, which may have different investment guidelines and objectives. In addition to the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of CrossingBridge’s management of the Destinations Low Duration Fixed Income and/or the Destinations Global Fixed Income Opportunities Funds and its, or its affiliate’s management of other accounts, which, in theory, may allow CrossingBridge to allocate investment opportunities in a way that favors other accounts over the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds. This conflict of interest may be exacerbated to the extent that CrossingBridge or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Destinations Low Duration Fixed Income and/or the Destinations Global Fixed Income Opportunities Funds. CrossingBridge (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Destinations Low Duration Fixed Income and/or the Destinations Global Fixed Income Opportunities Funds. To the extent a particular investment is suitable for both the Destinations Low Duration Fixed Income and/or the Destinations Global Fixed Income Opportunities Funds and the other accounts, such investments will be allocated between the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds and the other accounts in a manner that CrossingBridge

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determines is fair and equitable under the circumstances to all clients, including the Destinations Low Duration Fixed Income and the Destinations Global Fixed Income Opportunities Funds.

To address and manage these potential conflicts of interest, CrossingBridge has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients are treated on a fair and equitable basis

Delaware Investments Fund Advisers

Delaware Investments Fund Advisers (“DIFA”), a series of Delaware Management Business Trust (“DMBT”), serves as a Sub-adviser to a portion of the assets of the Destinations Large Cap Equity Fund. DMBT is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary and subject to the ultimate control of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. “Delaware Investments” is the marketing name for DMHI and its subsidiaries. Neither the Sub-adviser nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (“MBL”), a subsidiary of Macquarie and an affiliate of the Sub-adviser. MBL does not guarantee or otherwise provide assurance in respect of the obligations of that entity, unless noted otherwise.

Compensation. Brinker Capital pays the Sub-adviser a fee based on the assets under management of the Destinations Large Cap Equity Fund as set forth in an investment sub-advisory agreement between Sub-adviser and Brinker Capital. The Sub-adviser pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Large Cap Equity Fund. The Sub-adviser’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

Compensation Structure

Each portfolio’s manager’s compensation consists of the following:

Base Salary - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus – Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010.

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The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan – A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan – A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Large Cap Equity Fund had not commenced operations. Therefore, the Portfolio Managers did not own any shares of the Destinations Large Cap Equity Fund.

Other Accounts. As of December 31, 2016, in addition to Destinations Large Cap Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
D. Tysen Nutt Jr	10	$17.6	6	$1.3	31		$6.4
	0	$0	0	$0	1	*	$1.7
Robert A. Vogel Jr.	9	$17.4	6	$1.3	31		$6.4
	0	$0	0	$0	1	*	$1.7
Nikhil G. Lalvani	9	$17.4	6	$1.3	31		$6.4
	0	$0	0	$0	1	*	$1.7
Kristen E. Bartholdson	9	$17.4	6	$1.3	31		$6.4
	0	$0	0	$0	1	*	$1.7

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Destinations Large Cap Equity Fund and the investment action for each such other fund or account and the Destinations Large Cap Equity Fund may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Destinations Large Cap Equity Fund. Additionally, the management of multiple other funds or accounts and the Destinations Large Cap Equity Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Destinations Large Cap Equity Fund. A

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portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DIFA has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

One of the accounts managed by the portfolio managers as set forth in the table above has performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio manager has an incentive to manage this account so as to enhance his performance, to the possible detriment of other accounts for which the portfolio manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While DIFA’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Doubleline Capital

DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071 serves a Sub-adviser to the to a portion of the assets of the Registrant’s Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds. DoubleLine is registered as an investment adviser under 1940 Act. DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts. As of December 31, 2016, DoubleLine had approximately $101 billion in assets under management.

Compensation. Brinker Capital pays DoubleLine a fee based on the assets under management of the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds as set forth in an investment sub-advisory agreement between DoubleLine and Brinker Capital. DoubleLine pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds. The following information relates to the period ended December 31, 2016.

The overall objective of the compensation program for portfolio managers is for DoubleLine to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and DoubleLine. Portfolio managers are generally compensated through a combination of base salary, discretionary bonus and equity participation in DoubleLine. Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the net income related to the areas for which the portfolio managers are responsible. Such profit sharing arrangements can comprise a significant portion of a portfolio manager’s overall compensation.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses. However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance of DoubleLine, through direct ownership interests in DoubleLine or participation in stock option or stock appreciation plans of DoubleLine. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of DoubleLine as a whole. Participation is generally determined in the discretion of DoubleLine, taking into account factors relevant to the portfolio manager’s contribution to the success of DoubleLine.

Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in DoubleLine’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-

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deferred basis. DoubleLine may also choose, from time to time to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of DoubleLine’s leadership criteria.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds.

Other Accounts. As of December 31, 2016, in addition to the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Jeffrey E. Gundlach	28	$80.72	19		$7.11	59		$8.73
	0	$0	4	*	$3.16	1	*	$0.85
Philip A. Barach	11	$63.92	8		$3.45	30		$3.24
	0	$0	4	*	$3.15	0		$0
Jeffrey J. Sherman, CFA**	6	$11.16	1		$0.01	1		$0.08
Luz M. Padilla	8	$8.73	2		$0.05	4		$1.16
	0	$0	0		$0	1		$0.85
Robert Cohen	4	$7.33	3		$0.45	1		$0.05
	0	$0	1		$0.40	0		$0
Su Fei Koo**	2	$1.20	0		$0	0		$0
Mark Christensen**	2	$1.20	0		$0	0		$0

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.
**	These accounts are not subject to a performance-based advisory fee.

Conflicts of Interest. From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest also may result because of DoubleLine’s other business activities. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and/or Destinations Global Fixed Income Opportunities Funds, be managed (benchmarked) against the same index the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and/or Destinations Global Fixed Income Opportunities Funds track, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds. The other accounts might also have different investment objectives or strategies than the

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Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s management of the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds. Because of their positions with the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds, the portfolio managers know the size, timing and possible market impact of the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds’ trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds and other accounts managed by the portfolio manager, but securities may not be available in sufficient quantities for both the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds and another account. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under DoubleLine’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines, DoubleLine’s investment outlook, cash availability and a series of other factors. DoubleLine has also adopted additional internal practices to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Broad and Wide-Ranging Activities. The portfolio managers, DoubleLine and its affiliates engage in a broad spectrum of activities. In the ordinary course of their business activities, the portfolio managers, DoubleLine and its affiliates may engage in activities where the interests of certain divisions of DoubleLine and its affiliates or the interests of their clients may conflict with the interests of the shareholders of the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds.

Possible Future Activities. DoubleLine and its affiliates may expand the range of services that it provides over time. Except as provided herein, DoubleLine and its affiliates will not be restricted in the scope of its business or in the performance of any such services (whether now offered or undertaken in the future) even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. DoubleLine and its affiliates have, and will continue to develop, relationships with a significant number of companies, financial sponsors and their senior managers, including relationships with clients who may hold or may have held investments similar to those intended to be made by the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds. These clients may themselves represent appropriate investment opportunities for the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds or may compete with the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds for investment opportunities.

Performance Fees and Personal Investments. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance or in respect of which the portfolio manager may have made a significant personal investment. Such circumstances may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she

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believes might be the most profitable to such other accounts instead of allocating them to the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities between the Destinations Core Fixed Income, Destinations Low Duration Fixed Income and Destinations Global Fixed Income Opportunities Funds and performance fee based accounts on a fair and equitable basis over time.

Driehaus Capital Management

Driehaus Capital Management LLC (“Driehaus”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Small-Mid Cap Equity and the Destinations Multi Strategy Alternative Funds. Driehaus is a Delaware limited liability company and an SEC-registered investment adviser established in 1982 and is controlled by Richard H. Driehaus. The principal nature of Driehaus’ business is investment advisory services. As of December 31, 2016, Driehaus had approximately $8 billion in assets under management.

Compensation. Brinker Capital pays Driehaus a fee based on the assets under management of the Destinations Small-Mid Cap Equity and the Destinations Multi Strategy Alternative Funds as set forth in an investment sub-advisory agreement between Driehaus and Brinker Capital. Driehaus pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Small-Mid Cap Equity Fund and the Destinations Multi Strategy Alternative Fund. Driehaus Capital Management’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

Micro Cap Growth strategy:

The portfolio manager and assistant portfolio manager are paid a fixed salary plus a bonus. They each receive a bonus that is based on a percentage of management fees paid by the registered investment companies and other accounts managed, as applicable. In addition, if the performance of a fund exceeds certain percentile benchmarks when compared to its peer group (primarily using Lipper rankings) and/or certain risk-adjusted return formulas, they each earn a specified additional percentage of the management fees paid by the registered investment companies and other accounts managed. They also each receive a bonus based on a percentage of any performance-based fees paid by the registered investment companies and other accounts managed, if applicable. Mr. Buck also receives a bonus based on a percentage of his salary, which has both subjective and objective components. If Driehaus declares a profit sharing plan contribution, the portfolio manager and assistant portfolio manager also would receive such contribution. The portfolio manager and assistant portfolio manager are eligible to participate in an equity purchase plan available to certain key employees of Driehaus. Mr. James is also a participant in a deferred compensation Plan.

Active Income and Event Driven strategies:

The portfolio managers and assistant portfolio managers are each paid a fixed salary plus a bonus. Each receives a bonus that is calculated as a percentage of advisory fees on the funds and any other accounts managed. In addition, for the strategies, they receive an additional percentage of advisory fees if the performance of a strategy exceeds a risk-adjusted return formula. Ms. Cassidy and Mr. Sharon are also eligible for a discretionary bonus, which is determined as a percentage of advisory fees of the fund. Mr. Caldwell also receives a bonus based on a percentage of his salary, which has subjective and objective components. Mr. Schoenfeld also receives a discretionary bonus based on a percentage of his salary. If the Driehaus declares a profit sharing plan contribution, the portfolio managers and assistant portfolio managers also would receive such contribution. Each is eligible to participate in an equity purchase plan available to certain key employees of the Driehaus. Mr. Nelson is also a participant in a deferred compensation plan.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Small-Mid Cap Equity and the Destinations Multi Strategy Alternative Funds had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations Small-Mid Cap Equity and the Destinations Multi Strategy Alternative Funds.

Other Accounts. As of December 31, 2016, in addition to the Destinations Small-Mid Cap Equity and the Destinations Multi Strategy Alternative Funds the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

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	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jeff James	2	$432.1	14		$196.1	27	$351.7
	0	$0	3	*	$86.5	0	$0
Michael Buck	2	$432.1	14		$196.1	27	$351.7
	0	$0	3	*	$86.5	0	$0
KC Nelson**	3	$2,600.9	0		$0	0	$0
Elizabeth Cassidy**	2	$2,344.6	0		$0	0	$0
Michael Caldwell**	1	$256.3	0		$0	0	$0
Yoav Sharon**	1	$256.3	0		$0	0	$0
Matt Shoenfeld**	1	$256.3	0		$0	0	$0

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.
**	These accounts are not subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers may manage the assets of more than one registered investment company (for this section only, each a “Fund”), other pooled investment vehicles and/or other accounts (collectively, the “Accounts”) for Driehaus. Both clients and affiliated persons of Driehaus, including the portfolio managers, may own interests in these Accounts. The same or related securities may be appropriate and desirable investments for both a Fund and the Accounts (including another fund) and they may compete in the marketplace for the same investment opportunities, which may be limited. In addition, transactions by the Accounts in securities held by a Fund or that a Fund is seeking to buy or sell (or transactions in related securities) may have an adverse impact on the prices that a Fund pays for those securities or can realize upon sale, or on the ability of Driehaus to buy or sell the desired amount of such securities for a Fund at favorable prices. This is particularly true when the Accounts’ transactions occur at a point in time close to when trades in the same or related securities are effected for a Fund. This presents a conflict between the interests of the Fund and the interests of the Accounts as well as the affiliates of Driehaus who invest in the Accounts.

Conflicts also may arise between the interests of a Fund and the interests of Driehaus and its affiliates, including the portfolio managers. These conflicts can occur as one or more of the Accounts pay advisory fees to Driehaus, including performance-based compensation, at a higher rate than the rate of fees paid by the Fund. In addition, Driehaus’ affiliates, including the Fund’s portfolio managers, may personally own interests in the Accounts or have other financial incentives (including that a portfolio manager’s compensation is based, in part, on assets under management). For example, portfolio managers could favor an Account over a Fund when dividing their time and attention between them or when presented with limited investment opportunities that would be desirable and suitable for both a Fund and the Accounts or when making trading decisions.

Driehaus, through trade allocation and other policies and procedures, seeks to manage these conflicts of interest to reduce any adverse effects on either a Fund or the Accounts. These policies and procedures include requirements that transactions by a Fund and the Accounts in the same securities that occur on the same day are average priced when feasible and allocated on a fair and equitable basis. In addition, Driehaus conducts periodic reviews of transactions in and holdings of the same or related securities by a Fund and the Accounts for compliance with the Driehaus’ policies and procedures.

Federated Equity Management Company of Pennsylvania

Federated Equity Management Company of Pennsylvania (“FEMCOPA”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Equity Income Fund. FEMCOPA is a Delaware statutory trust and an SEC-registered investment adviser. Federated Advisory Services Company, an affiliate of the Sub-adviser and located at the same address, provides research, quantitative analysis, equity trading and transaction settlement and certain

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support services to the Sub-Adviser. The fee for these services is paid by the Sub-adviser and not by the Destinations Equity Income Fund.

Compensation. Brinker Capital pays FEMCOPA a fee based on the assets under management of the Destinations Equity Income Fund as set forth in an investment sub-advisory agreement between FEMCOPA and Brinker Capital. FEMCOPA pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Equity Income Fund. FEMCOPA’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

Daniel Peris and Deborah D. Bickerstaff are paid a fixed-base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is calculated based on certain other funds/accounts managed by the portfolio manager. IPP is measured for the rolling one, three and five calendar year periods, typically, on pre-tax gross total return on an absolute basis and versus the other funds/accounts designated peer group of comparable funds/accounts. In addition, performance is, typically, measured based on the other funds/accounts average gross one-year distribution yield for one, three and five calendar year periods on an absolute basis and versus a designated peer group of comparable funds/accounts. Typically, performance is also measured on the other funds/accounts average one, three and five year dividend growth rate on an absolute basis and versus the other funds/accounts designated peer group of comparable funds/accounts. Performance periods are adjusted if a portfolio manager has been managing a fund/account for less than five years; funds/accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Peris and Ms. Bickerstaff are also the portfolio managers for other funds/accounts in addition to the Destinations Equity Income Fund. Such other funds/accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other funds/accounts for which Mr. Peris or Ms. Bickerstaff are responsible in calculating their compensation may be equal or can vary. For purposes of calculating the annual incentive amount, each fund/account managed by the portfolio manager may be categorized into multiple IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each of the other fund/account managed by the portfolio manager and included in the IPP groups. Although the performance of each of the other fund/account is considered in calculating the annual incentive amount, the weighting of the IPP group weightings differ. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Mr. Peris and Ms. Bickerstaff were awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated’s senior management.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Equity Income Fund had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations Equity Income Fund.

Other Accounts. As of December 31, 2016, in addition to Destinations Equity Income Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in billions)
Daniel Peris, CFA	4	$15.5	3	$328.3	263	$21.9
Deborah D. Bickerstaff	4	$15.5	3	$328.3	263	$21.9

Conflicts of Interest. As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Destinations Equity Income Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Destinations Equity Income Fund or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Destinations Equity Income Fund’s portfolio trades and/or specific uses of commissions from Destinations Equity Income Fund’s portfolio trades (for example, research or “soft dollars”). The Sub-adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Destinations Equity Income Fund from being negatively affected as a result of any such potential conflicts.

Fort Washington Investment Advisers

Fort Washington Investment Advisors, Inc. (“Fort Washington”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Large Cap Equity Fund. Fort Washington is an SEC-registered investment adviser.

Compensation. All of Fort Washington’s portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one, three and five-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally, a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm’s President and approved by the Board of Directors.

Fort Washington’s parent company also provides all personnel a defined benefit retirement plan, which provides a lifetime annuity upon retirement that is based on a percentage of final average pay and years of service under the plan.

Associates are also eligible to participate in a 401(k) plan. The 401(k) company match is 50% of the first 4% of earnings saved.

The above information relates to the period ended December 31, 2016.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Large Cap Equity Fund had not commenced operations. Therefore, the portfolio manager did not own any shares of the Destinations Large Cap Equity Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations Large Cap Equity Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James E. Wilhelm	2	$1,537	1	$507	37	$2,571

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Conflicts of Interest. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Destinations Large Cap Equity Fund). Actual or potential conflicts of interest would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities. Fort Washington has adopted policies and procedures to address such conflicts.

LMCG Investments

LMCG Investments, LLC (“LMCG”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Small-Mid Cap Equity Fund. LMCG is a Delaware limited liability company and an SEC-registered investment adviser.

LMCG is a board-managed limited liability company owned by its employees, Lee P. Munder and Royal Bank of Canada (“RBC”). LMCG operates independently of RBC, a publicly held Canadian bank that, on November 2, 2015, acquired City National Corporation, LMCG’s former majority owner. As of December 31, 2016, LMCG’s assets under management totaled approximately $7.6 billion

Compensation. Brinker Capital pays LMCG a fee based on the assets under management of the Small-Mid Cap Equity Fund as set forth in an investment sub-advisory agreement between LMCG and Brinker Capital. LMCG pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Fund.

Portfolio managers at LMCG are compensated through a combination of base salary and incentive bonus. LMCG’s incentive bonus plan for investment teams is a revenue-share model based on strategy performance relative to a peer group universe of retail and institutional managers. The incentive formula is based on the teams’ performance rankings within the universe for a blended time period which includes one year, three years, five years and since inception performance. Incentive bonuses are not calculated on specific client or specific fund assets

Ownership of Fund Shares. As of the date of this SAI, the Destinations Small-Mid Cap Equity Fund had not commenced operations. Therefore, the portfolio manager did not own any shares of the Destinations Small-Mid Cap Equity Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations Small-Mid Cap Equity Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
R. Todd Vingers, CFA	7	$1,367.3	16	$263.6	73	$1,249.8

Conflicts of Interest. LMCG’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. A portfolio manager may also manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Destinations Small-Mid Cap Equity Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. LMCG has fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Similarly, trading in securities by LMCG personnel for their own accounts potentially could conflict with the interest of clients. LMCG has policies and procedures in place to detect, monitor, and resolve these and other potential conflicts of interest that are inherent to its business as a registered investment adviser.

MFS Investment Management

MFS Investment Management (MFS), serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations International Equity Fund. MFS is a Delaware Corporation and an SEC-registered investment adviser.

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MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

Compensation. Brinker Capital pays MFS a fee based on the assets under management of the Destinations International Equity Fund as set forth in an investment sub-advisory agreement between MFS and Brinker Capital. MFS pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations International Equity Fund. MFS’ compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

Portfolio manager compensation is reviewed annually. As of December 31, 2016, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of a portfolio manager’s total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of a portfolio manager’s total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”).

As of December 31, 2016, MFS uses MSCI EAFE Value Index as the benchmark(s) to measure the performance of Messrs. De La Mata and Stone for the Destinations International Equity Fund.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods. For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered. For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors

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Ownership of Fund Shares. As of the date of this SAI, the Destinations International Equity Fund had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations International Equity Fund.

Other Accounts. As of December 31, 2016, in addition to Destinations International Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Pablo De La Marta	9	$31.5	8	$9.9	37		$10.9
	0	0	0	0	2	*	0.6
Benjamin Stone	9	$31.5	8	$9.9	37		$10.9
	0	$0	0	$0	2	*	$0.6

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Destinations International Equity Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Destinations International Equity Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Destinations International Equity Fund’s trade allocation policies may give rise to conflicts of interest if the Destinations International Equity Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Destinations International Equity Fund’s investments. Investments selected for funds or accounts other than the Destinations International Equity Fund may outperform investments selected for the Destinations International Equity Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Destinations International Equity Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Destinations International Equity Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

Northern Trust Investments, Inc.

Northern Trust Investments, Inc. (“NTI”) serves as a Sub-adviser to the Registrant’s Destinations Municipal Fixed Income Fund. NTI, a subsidiary of Northern Trust Corporation, is an Illinois State Banking Corporation and an investment adviser registered under the 1940 Act. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. As of December 31, 2016, Northern Trust Corporation, through its affiliates, had assets under custody of $6.72 trillion and assets under investment management of $942.4 billion.

Compensation. Brinker Capital pays NTI a fee based on the assets under management of the Destinations Municipal Fixed Income Fund as set forth in an investment sub-advisory agreement between NTI and Brinker Capital. NTI

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pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Municipal Fixed Income Fund. NTI’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

The compensation for portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager’s investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and Northern Trust Corporation as a whole. The annual incentive award is not based on performance of the Destinations Municipal Fixed Income Fund or the amount of assets held in the Destinations Municipal Fixed Income Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts

Ownership of Fund Shares. As of the date of this SAI, the Destinations Municipal Fixed Income Fund had not commenced operations. Therefore, the portfolio manager did not own any shares of the Destinations Municipal Fixed Income Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations Municipal Fixed Income Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Timothy T. A. McGregor	2	$4,002.7	0	$0	199	$6,563.6

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Destinations Municipal Fixed Income Fund, which may have different investment guidelines and objectives. In addition to the Destinations Municipal Fixed Income Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of NTI’s management of the Destinations Municipal Fixed Income Fund and other accounts, which, in theory, may allow NTI to allocate investment opportunities in a way that favors other accounts over the Destinations Municipal Fixed Income Fund. This conflict of interest may be exacerbated to the extent that NTI or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Destinations Municipal Fixed Income Fund. NTI (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Destinations Municipal Fixed Income Fund. To the extent a particular investment is suitable for both the Destinations Municipal Fixed Income Fund and the other accounts, such investments will be allocated between the Destinations Municipal Fixed Income Fund and the other accounts in a manner that NTI determines is fair and equitable under the circumstances to all clients, including the Destinations Municipal Fixed Income Fund.

To address and manage these potential conflicts of interest, NTI has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

Nuveen

Nuveen Asset Management, LLC, (“Nuveen Asset Management”), serves as a Sub-adviser to a portion of the assets of the Destinations Global Fixed Income Opportunities Fund. Nuveen Asset Management is a Delaware limited liability company and an SEC-registered investment adviser. Nuveen Asset Management is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America.

Compensation. Brinker Capital pays Nuveen Asset Management a fee based on the assets under management of the Destinations Global Fixed Income Opportunities Fund as set forth in an investment sub-advisory agreement between Nuveen Asset Management and Brinker Capital. Nuveen Asset Management pays its investment professionals out of

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its total revenues, including the sub-advisory fees earned with respect to the Destinations Global Fixed Income Opportunities Fund. Nuveen Asset Management’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients.

Portfolio manager compensation at Nuveen Asset Management consists primarily of base pay, an annual cash bonus and long-term incentive payments.

Base pay. Base pay is determined based upon an analysis of the portfolio manager’s general performance, experience, and market levels of base pay for such position.

Annual cash bonus. Portfolio managers are eligible for an annual cash bonus based on investment performance, qualitative evaluation and financial performance of Nuveen Asset Management.

Long-term incentive compensation. Certain key employees of Nuveen Asset Management, including portfolio managers, have received profits interests in Nuveen Asset Management which entitle their holders to participate in the firm’s growth over time.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Global Fixed Income Opportunities Fund had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations Global Fixed Income Opportunities Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations Global Fixed Income Opportunities Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Douglas M. Baker, CFA	7	$6.4	2	$84.9	444	$582.0
Brenda A. Langenfeld, CFA	6	$6.7	4	$149.9	444	$582.0

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts. With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for the Destinations Global Fixed Income Opportunities Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Destinations Global Fixed Income Opportunities Fund or the other accounts. Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities. Nuveen Asset Management has adopted certain compliance procedures which are designed to

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address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

RiverNorth Capital Management, LLC

RiverNorth Capital Management, LLC (“RiverNorth”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Multi Strategy Alternative Fund. RiverNorth is a Delaware limited liability company and an SEC-registered investment adviser. Founded in 2000, RiverNorth is located at 325 N. LaSalle Street, Suite 645, Chicago, Illinois 60654. RiverNorth, as of December 31, 2016, manages approximately $3.476 billion in registered funds, private funds and separately managed accounts.

Compensation. Brinker Capital pays RiverNorth a fee based on the assets under management of the Destinations Multi Strategy Alternative Fund as set forth in an investment sub-advisory agreement between RiverNorth and Brinker Capital. RiverNorth pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Multi Strategy Alternative Fund. RiverNorth’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. Mr. Galley’s and Mr. O’Neill’s total compensation includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives. The amounts paid to Mr. Galley and Mr. O’Neill are based on a percentage of the fees earned by the RiverNorth from managing the Destinations Multi Strategy Alternative Fund and other investment accounts. The performance bonus reflects individual performance of the funds managed by the portfolio managers and the performance of RiverNorth’s business as a whole. Mr. Galley and Mr. O’Neill also participate in a 401K program on the same basis as other officers of RiverNorth.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Multi Strategy Alternative Fund had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations Multi Strategy Alternative Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations Multi Strategy Alternative Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Patrick W. Galley, CFA	7	$3,159	3		$341	2		$49
	0	$0	3	*	$341	1	*	33
Stephen A. O’Neill, CFA	6	$3,129	2		$336	2		$49
	0	0	2	*	336	1	*	33

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Destinations Multi Strategy Alternative Fund, which may have different investment guidelines and objectives. In addition to the Destinations Multi Strategy Alternative Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of RiverNorth’s management of the Destinations Multi Strategy Alternative Fund and other accounts, which, in theory, may allow RiverNorth Capital Management to allocate investment opportunities in a way that favors other accounts over the Destinations Multi Strategy Alternative Fund. This conflict of interest may be exacerbated to the extent that RiverNorth Capital Management or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Destinations Multi Strategy Alternative Fund. RiverNorth (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Destinations Multi Strategy Alternative Fund. To the extent a particular investment is suitable for both the Destinations Multi Strategy Alternative Fund and the other accounts, such investments will be allocated between the Destinations Multi Strategy Alternative Fund and

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the other accounts in a manner that RiverNorth determines is fair and equitable under the circumstances to all clients, including the Destinations Multi Strategy Alternative Fund.

To address and manage these potential conflicts of interest, RiverNorth, has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

SailingStone Capital Partners LLC

SailingStone Capital Partners LLC (“SailingStone”) serves as a Sub-Adviser to a portion of the assets of the Registrant’s Destinations Real Assets Fund. SailingStone is a Delaware limited partnership and an SEC-registered investment adviser.

Compensation. Brinker Capital pays SalingStone a fee based on the assets under management of the Destinations Real Assets Fund as set forth in an investment sub-advisory agreement between SailingStone and Brinker Capital. SailingStone pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Real Assets Fund. SalingStone’s compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. The following information relates to the period ended December 31, 2016.

Members of SailingStone’s investment team all are partners and have the same base salary. In addition to base salary, investment professionals have the opportunity to earn into a bonus pool, can earn further equity, and are provided with a competitive benefits package. The annual bonus pool is determined by the overall success of the business. Individual awards are determined based on accuracy of forecasts of company specific net asset value, breadth of coverage across respective commodity segments, relative returns of individual positions versus industry peers in periods of negative performance, absolute returns of the portfolio, and total profit and losses for the business. Equity grants are earned over a long, multi-year time frame and reflect long-term value creation for the overall franchise.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Real Assets Fund had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations Real Assets Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations Real Assets Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
MacKenzie B. Davis, CFA	3	$2,191	2	$463	60		$3,892
	0	$0	0	$0	9	*	$773
Kenneth L. Settles,CFA	3	$2,191	2	$463	60		$3,892
	0	$0	0	$0	9	*	$773

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Destinations Real Assets Fund, which may have different investment guidelines and objectives. In addition to the Destinations Real Assets Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles (which employees may be invested) and other accounts. In particular, this conflict of interest may arise as a result of SailingStone’s management of the Destinations Real Assets Fund and other accounts, which, in theory, may allow SailingStone to allocate investment opportunities in a way that favors other accounts over the Destinations Real Assets Fund. This conflict of interest may be exacerbated to the extent that SailingStone or a portfolio manager receives, or expect to receives, greater compensation from its

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management of the other accounts (some of which receive both a management and incentive fee) than the Destinations Real Assets Fund. SailingStone (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Destinations Real Assets Fund. To the extent a particular investment is suitable for both the Destinations Real Assets Fund and the other accounts, such investments will be allocated between the Destinations Real Assets Fund and the other accounts in a manner that SailingStone determines is fair and equitable under the circumstances to all clients, including the Destinations Real Assets Fund.

To address and manage these potential conflicts of interest, SailingStone has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

T. Rowe Price

T. Rowe Price Associates, Inc. (“T. Rowe Price”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Large Cap Equity and the Destinations International Equity Funds. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company.

Compensation. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table of a fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all Vice Presidents of T. Rowe Price Group, including all Portfolio Managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Large Cap Equity and the Destinations International Equity Funds had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations Large Cap Equity or the Destinations International Equity Funds.

Other Accounts. As of December 31, 2016, in addition to the Destinations Large Cap Equity and the Destinations International Equity Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

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	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph Fath, CPA	5	$15,238.39	1	$2,049.45	0	$0
Richard Clattenburg, CFA	11	$58,905.83	2	$6,287.70	8	$2,048.01

Conflicts of Interest. The portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

TCW

TCW Investment Management Company LLC (“TIMCO”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations Large Cap Equity Fund. TIMCO is a Delaware limited liability company and an SEC registered investment adviser.

Compensation. Brinker Capital pays TIMCO a fee based on the assets under management of the Destinations Large Cap Equity Fund as set forth in an investment sub-advisory agreement between TIMCO and Brinker Capital. TIMCO pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations Large Cap Equity Fund. The following information relates to the period ended December 31, 2016.

The overall objective of the TCW’s compensation program for portfolio managers is to attract experienced and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in TIMCO’s parent company (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with portfolio managers at the time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Profit Sharing. Profit sharing for investment professionals is based on net income relating to accounts in the investment strategy area for which the investment professionals are responsible. In most cases, revenues are allocated to a pool and profit sharing compensation allocated among members of the investment team after the deduction of certain expenses (including base salaries) related to the strategy group. The allocations are based on the investment professionals’ contribution to TIMCO and its clients, including qualitative and quantitative contributions.

The profit sharing percentage used to compensate a portfolio manager for investment services related to the Destinations Large Cap Equity Fund is generally the same as that used to compensate portfolio managers for other client accounts in the same strategy managed by TIMCO or an affiliate of TIMCO (collectively, the “TCW Advisers”). In some cases, the profit sharing pool that includes revenues related to more than one product, in which case each participant in the pool is entitled to profit sharing derived from his or her contributions to all the included products.

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Investment professionals are not directly compensated for generating performance fees. In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Destinations Large Cap Equity Fund managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Destinations Large Cap Equity Fund.

Discretionary Bonus/Guaranteed Minimums. Discretionary bonuses may be paid out of an investment team’s profit sharing pool, as determined by the supervisor(s) in the department. In other cases where portfolio managers do not receive profit sharing or where it is determined that the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by the applicable TCW Adviser. Also, pursuant to contractual arrangements, some portfolio managers received minimum bonuses.

Equity Incentives. Management believes that equity ownership aligns the interest of portfolio manager with the interest of the firm and its clients. Accordingly, TIMCO’s key investment professionals participate in equity incentives through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of TIMCO’s parent company. The plans include the Fixed Income Retention Plan, Restricted Unit Plan and 2013 Equity Unit Incentive Plan.

Under the Fixed Income Retention Plan, certain portfolio managers in the fixed income area were awarded cash and/or partnership units in TIMCO’s parent company, either on a contractually-determined basis or on a discretionary basis. Awards under this plan were made in 2010 that vest over time.

Under the Restricted Unit Plan, certain portfolio managers in the fixed income and equity areas may be awarded partnership units in TIMCO’s parent company. Awards under this plan have vested over time, subject to satisfaction of performance criteria.

Under the 2013 Equity Unit Incentive Plan, certain portfolio managers in the fixed income and equity areas may be awarded options to acquire partnership units in TIMCO’s parent company with a strike price equal to the fair market value of the option at the date of grant. The options granted under this plan are subject to vesting and other conditions.

Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the applicable TCW Advisor’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

Ownership of Fund Shares. As of the date of this SAI, the Destinations Large Cap Equity Fund had not commenced operations. Therefore, the portfolio manager did not own any shares of the Destinations Large Cap Equity Fund.

Other Accounts. As of December 31, 2016, in addition to Destinations Large Cap Equity Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Diane E. Jaffee	8	$2,446.49	8		$1,280.48	56	$3,520.37
	0	0	1	*	524.77	0	0

*	These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. TIMCO’s Code of Ethics has been designed to minimize conflicts of interest between clients and its investment personnel. TIMCO also reviews potential conflicts of interest through its Trading and Allocation Committee.

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Wasatch Advisors, Inc.

Wasatch Advisors, Inc. (“Wasatch Advisors”) serves as a Sub-adviser to a portion of the assets of the Registrant’s Destinations International Equity Fund. Wasatch Advisors is a Utah corporation and an SEC-registered investment adviser. Wasatch Advisors was founded in 1975 and is headquartered in Salt Lake City, Utah. Wasatch Advisors provides discretionary investment advice for a variety of clients, including the Wasatch Funds Trust, a series of domestic, international and global mutual funds, separately managed accounts, and sub-advised products.

Compensation. Brinker Capital pays Wasatch Advisors a fee based on the assets under management of the Destinations International Equity Fund as set forth in an investment sub-advisory agreement between Wasatch Advisors and Brinker Capital. Wasatch Advisors pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Destinations International Equity Fund. Wasatch Advisors’ compensation structure is designed to attract and retain high caliber investment professionals necessary to deliver high quality investment management services to its clients. As of December 31, 2016, Wasatch Advisors’ Compensation Committee and Executive Committee reviewed and determined its portfolio managers’ compensation. The committees may use independent third party investment industry compensation survey results in evaluating competitive market compensation for its investment professionals. The committees may also consult with professional industry recruiters. The elements of total compensation for the portfolio managers are base salary, performance-based bonus, profit sharing and other benefits. Portfolio managers who are also shareholders of Wasatch Advisors additionally receive quarterly dividends. Wasatch Advisors has balanced the components of pay to provide portfolio managers with an incentive to focus on both shorter and longer term performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the mutual funds they manage.

Each portfolio manager is paid a base salary, a potential bonus based on performance, potential deferred bonus grants based on performance and possibly stock dividends.

•	Base Salary. Each portfolio manager is paid a fixed base salary depending upon their tenure.

•	Performance Bonus. A large portion of a portfolio manager’s potential compensation is in the form of performance bonus. The performance bonus is based on pre-tax performance. At the end of each year, the Board of Directors of Wasatch Advisors will allocate a bonus pool that will loosely mirror firm profits net of stock buybacks and deferred compensation payouts. The majority of this bonus pool will be allocated to portfolio managers based on the 1, 3, and 5-year performance of their portfolios, which will reward them with significant economics for achieving top quartile performance relative to the performance of the applicable mutual fund’s peer group over both the short and long term. Peer groups are utilized to evaluate performance.

Portfolio managers and research analysts are not paid a “commission” for the solicitation or acquisition of new clients or the retention of existing clients. However, the amount of revenue generated by each product is overlaid on performance to determine the size of each portfolio manager’s bonus (e.g. if performance were equal, a portfolio manager on a higher revenue product would receive a larger bonus than one on a smaller revenue product).

Portfolio managers who manage separate accounts as well as mutual funds have bonus components calculated based on the performance of each individual product relative to its peer group, revenue is again used as an element in converting performance results into the bonus amount.

Portfolio managers are also rewarded for their stock selection contributions to other products and their impact on the overall success of the research team. This incentive is consistent with Wasatch Advisors’ collaborative team-based approach to portfolio management.

•

Deferred Bonus Grants. Portfolio managers are also eligible for deferred bonus grants payable in six years from the date of the grant, with their value directly tied to Wasatch Advisors’ revenues. Each

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portfolio manager’s grant size will be based on individual performance factors similar to those used to determine the annual performance bonus.

•	Stock/Dividends. For those portfolio managers that are shareholders of Wasatch Advisors, the relative amount of stock owned by each portfolio manager is at the discretion of Wasatch Advisors’ Board and will evolve over time, with bigger long-term contributors holding higher levels of ownership. New portfolio manager stock grants typically vest over a five-year period, with the vesting dependent on the performance of the mutual fund(s) managed by the portfolio manager.

It is possible that certain profits of the Wasatch Advisors could be paid out to shareholders through a stock dividend. However, there are no current plans or expectations for such a dividend.

•	Other Benefits. Portfolio managers are also eligible to participate in broad-based benefit plans offered generally to Wasatch Advisors’ full-time employees, including 401(k), health and other employee benefit plans.

Ownership of Fund Shares. As of the date of this SAI, the Destinations International Equity Fund had not commenced operations. Therefore, the portfolio managers did not own any shares of the Destinations International Equity Fund.

Other Accounts. As of December 31, 2016, in addition to the Destinations International Equity Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jared Whatcott, CFA	3	$952.34	1	$255.38	1	$30.76
Linda Lasater, CFA	3	$1,839.39	1	$121.73	10	$1,456.96

Conflicts of Interest. There may be certain inherent conflicts of interest that arise in connection with Wasatch Advisors’ management of the Destinations International Equity Fund’s investments and the investments of any other fund, client or proprietary accounts Wasatch Advisors’ or the Destinations International Equity Fund’s individual team members also manage. Such conflicts include allocation of investment opportunities among other mutual funds and accounts managed by Wasatch Advisors or the portfolio managers; the aggregation of purchase and sale orders believed to be in the best interest of more than one account managed by Wasatch Advisors or the portfolio managers and the allocation of such orders across such accounts; and any soft dollar arrangements that Wasatch Advisors may have in place that could benefit other accounts. Additionally, other mutual funds or accounts managed by a portfolio manager may have different fee structures, including performance fees, which are, or have the potential to be, higher or lower than the fees paid by another fund or account. To minimize the effects of these inherent conflicts of interest, Wasatch Advisors has adopted and implemented policies and procedures, including trade aggregation and allocation procedures, that it believes are reasonably designed to mitigate the potential conflicts associated with managing portfolios for multiple clients, including the Destinations International Equity Fund, and seeks to ensure that no one client is intentionally favored at the expense of another.

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PURCHASE OF SHARES

Purchases of shares of a Fund through an Investment Advisory Program must be made through a brokerage account [            ]. Payment for Fund shares must be made through a brokerage account [            ]. No brokerage account or inactivity fee is charged in connection with a brokerage account through which an investor purchases shares of a Fund.

Shares of the Fund are available to participants in Brinker Capital’s Investment Advisory Program and are generally designed to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. The Investment Advisory Program generally provides investment advice in connection with investments among the Funds by identifying the investor’s risk tolerances and investment objectives through evaluation of an investment questionnaire; identifying and recommending in writing an appropriate allocation of assets among the Funds that conform to those tolerances and objectives in a written recommendation; and providing, on a periodic basis, a written monitoring report to the investor containing an analysis and evaluation of an investor’s account and recommending any appropriate changes in the allocation of assets among the Funds. Usually under an Advisory Service, all investment decisions ultimately rest with the investor and investment discretion is not given to the investment adviser.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of a Fund is included in the Prospectus. The right of redemption of shares of a Fund may be suspended or the date of payment postponed: (i) for any periods during which the New York Stock Exchange, Inc. (“NYSE™”) is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund’s investments or determination of its NAV not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of a Fund’s shareholders.

REDEMPTIONS IN KIND

If the Trustees determine that it would be detrimental to the best interests of a Fund’s shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $[            ] or [            ] percent ([    ]%) of the Fund’s net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

NET ASSET VALUE

The Fund’s NAV per share is calculated by the Fund’s administrator, [            ], on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday. On those days, securities held by a Fund may nevertheless be actively traded and the value of that Fund’s shares could be significantly affected.

NAV per share is determined as of the close of regular trading on the NYSE and is computed by dividing the value of a Fund’s net assets by the total number of its shares outstanding. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange as reported to a Fund or, if no sales occurred during the day, these investments are quoted at the mean between the current bid and ask prices. Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating a Fund’s NAV at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined in good faith by consideration of other factors pursuant to procedures adopted by the Board. Fund securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price. A security that is listed or traded on more than one exchange is valued for purposes of calculating a Fund’s NAV at the quotation on the exchange determined to be the primary market for the security. Exchange-traded options and

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futures contracts are valued at the last sale price in the market where such contracts are principally traded or, if no sales are reported, the bid price for purchased and written options. Securities traded in the over-the-counter (“OTC”) market are valued at the last sale price or, if no sales occurred during the day, these investments are valued at the mean between the bid and ask price. Debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued by independent pricing services. When, in the judgment of the pricing services, quoted bid prices are available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and ask prices. Investments for which no readily obtainable market quotations are available, in the judgment of the pricing service, are carried at market value as determined by using various pricing matrices. An option written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined in good faith pursuant to procedures adopted by the Trustees.

Swaps are valued using quotes from approved broker-dealers. Other securities, options and other assets (including swaps and structured notes agreements) for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Trustees.

Foreign currency contracts will be valued using the official close price for such contracts on the New York Stock Exchange. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values using the current exchange rate as of the close of the New York Stock Exchange. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith pursuant to procedures adopted by the Board of Trustees. In carrying out the Trust’s valuation policies, the Manager may consult with others, including an independent pricing service retained by the Trust.

The valuation of a security held by a Fund in U.S. dollar-denominated securities with less than 60 days to maturity is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific U.S. federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the IRC and the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

In order to qualify as a regulated investment company (“RIC”) under Subchapter M of the IRC, a Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the structured notes and swap agreements in which the Funds may invest are not “securities” within the meaning of the 1940 Act, then the Funds may not be able to meet these requirements. Although the Funds intend to take the position that these instruments are securities for this purpose, the Funds have not asked the Internal Revenue Service (“IRS”) for a ruling and the IRS may not agree with this view. If a Fund does not meet the requirements for definition as a tax-qualified RIC, it will be subject to federal income tax as a regular corporation. The remainder of this tax section assumes that the structured notes and swap agreements in which a Fund may invest are “securities” within the meaning of the 1940 Act.

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The Fund and its Investments

The Fund intends to continue to qualify in each year as a separate RIC under the IRC. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers that the Fund maintains 20% or more of the voting power in such issuers and such issuers are determined to be engaged in the same or similar trades or businesses, or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

A Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and capital gains that it distributes to its shareholders in a timely manner, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income, including dividends and taxable interest, other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

Notwithstanding the distribution requirement described above, the IRC imposes a 4% nondeductible excise tax on a Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and intends to make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a Fund fails to qualify as a RIC under the IRC or fails to meet the distribution requirement, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, such Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends that are taxable to shareholders as dividend income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as a long-term capital gain or as tax-exempt interest. However, such dividends may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with

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respect to such assets if the portfolio had been liquidated) in order to qualify as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the IRC (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by that Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year), and (ii) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, intends to make the appropriate tax elections, if any, and intends to make the appropriate entries in its books and records when it acquires any zero coupon security, foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and seek to prevent disqualification of the Fund as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses. A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

A Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) marking to market, constructive sales or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions,” (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to a Fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. A Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

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As a general rule, a Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Gains or losses on the sale of debt securities denominated in a foreign currency may be re-characterized as ordinary income or losses, as described below.

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in a Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in a Fund’s receipt of cash in excess of the REIT’s earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as capital gain distributions. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the IRC, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the IRC. If a Fund is a “qualified fund-of- funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the IRC if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

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If a Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, a Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a Fund were to elect otherwise.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to federal corporate income tax (currently at a maximum rate of 35%), and may also be subject to a state tax, on the amount retained. In that event, the Fund will report such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

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Distributions of net realized long-term capital gains, if any, that a Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends paid by a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income. However, any dividends paid by the Municipal Bond Fund that are properly reported as exempt-interest dividends will not be subject to regular federal income tax.

Special rules may apply, however, to certain dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently set at a maximum rate of 20%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to (i) 100% of the regular dividends paid by a Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by a Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and certain foreign corporations, provided that the Fund and the individual satisfy certain holding period requirements and have not hedged their positions in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by a Fund from a REIT or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other RIC. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

You will receive information at or near the end of each calendar year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends and should have a cost basis in the shares received equal to such amount.

Regular dividends paid by a Fund that are attributable to certain dividends received by that Fund from U.S. corporations may qualify for the federal dividends-received deduction for corporations. The portion of the dividends received from a Fund that qualifies for the dividends-received deduction for corporations will be reduced to the extent that a Fund holds dividend-paying stock for fewer than 46 days (91 days for certain preferred stocks). A Fund’s holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which that Fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if a Fund diminishes its risk of loss by holding one or more other positions with respect to substantially similar or related properties. Dividends-received deductions will be allowed only with respect to dividends paid on Fund shares for which a corporate shareholder satisfies the same holding period rules applicable to the Fund, and the deduction is subject to limitations on debt financing at both the Fund and shareholder levels. Receipt of dividends that qualify for the dividends-received deduction may increase a corporate shareholder’s liability, if any, for alternative minimum tax. Such a shareholder should also consult its tax adviser regarding the possibility that its federal tax basis in its Fund shares may be reduced by the receipt of “extraordinary dividends”

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from a Fund, and to the extent such basis would be reduced below zero, current recognition of income would be required.

Investors considering buying shares of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

Unless a shareholder falls within certain exceptions, the custodian, broker or other administrative agent holding shares in the Fund on a shareholder’s behalf must report to the IRS and furnish to the shareholder the cost basis information for shares of a Fund purchased on or after January 1, 2012 and sold on or after that date. In addition to reporting the gross proceeds from the sale of shares of a Fund, an affected shareholder will receive cost basis information for such shares which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of a Fund, a shareholder is to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the custodian, broker or other administrative agent holding shares in the Fund will use a default cost basis method they have chosen which should have been communicated to such shareholders. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of shares of a Fund may not be changed after the settlement date of each such sale. Shareholders should consult with your tax advisors to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (i) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (ii) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Certain types of income received by a Fund from real estate mortgage investment conduits (“REMICs”), a REIT that is a taxable mortgage pool or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced US withholding for non-US shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the IRC are Fund shareholders. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares.

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Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Medicare Contribution Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income”, including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). “Net investment income” does not include distributions of exempt-interest.

Notices. Shareholders will also receive, if appropriate, various written notices after the close of a Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Backup Withholding. A Fund may be required to withhold at a rate of 28% and remit to the U.S. Treasury the amount withheld on amounts payable to shareholders who (i) fail to provide the Fund with their correct taxpayer identification number, (ii) have failed to make required certifications such as that they are not subject to backup withholding or are U.S. persons, or (iii) are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

Any non-U.S. shareholders in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

Properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as eligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable

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certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gains. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A U.S. withholding tax at a 30% rate is imposed on dividends paid after June 30, 2014 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2018) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

A distribution from a Fund to foreign shareholders who have held more than 5% of a class of Fund shares at any time during the one-year period ending on the date of distribution is treated as real property gain with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations. In such case the foreign shareholder would be subject to a 35% withholding tax with respect to such distribution and such distribution would be treated as income effectively connected with a U.S. trade or business. Such treatment may give rise to an obligation on the part of the foreign shareholder to file a U.S. federal income tax return. Moreover, such distribution may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. Restrictions apply regarding wash sales and substitute payment transactions.

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from a Fund, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

The foregoing is only a summary of certain material U.S. federal income tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

DISTRIBUTOR

Foreside Fund Services, LLC, serves as the Fund’s distributor pursuant to a written agreement, [which was approved by the Trustees of the Trust, including a majority of the Independent Trustees.] The distributor may be deemed to be an underwriter for purposes of the 1933 Act. The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

CUSTODIAN AND TRANSFER AGENT

[            ] serves as the Trust’s custodian, fund accountant and administrator. Under its agreements with the Trust, [            ] holds the Trust’s Fund securities, calculates the Fund’s daily NAV, provides various administrative services and keeps all required accounts and records. For its custody services, [            ] receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges and out-of-pocket expenses.

[            ] serves as a transfer agent and shareholder services to the Trust to render certain shareholder record keeping and accounting services.

FINANCIAL STATEMENTS

As of [March 20, 2017], the Trust had not yet commenced operations.

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APPENDIX A—RATINGS OF DEBT OBLIGATIONS

BOND AND NOTE RATINGS

Standard & Poor’s Ratings Service (“Standard & Poor’s”)— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories

BB, B, CCC, CC and C	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)— Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

A-1

Fitch Ratings Service (“Fitch”)— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings

SP-1	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	Moody’s highest rating for issues having a demand feature —VRDO.

P-1	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

A-2

APPENDIX B

BRINKER CAPITAL DESTINATIONS TRUST

Proxy Voting Policies and Procedures Pursuant to Rule 38a-1

Under the Investment Company Act of 1940

[To be provided by amendment]

The proxy voting policies for the Sub-advisers of the Trust were filed as part of Post-Effective Amendment No. [    ] on [            ]. Any subsequent changes to the proxy voting polices for the Sub-advisers of the Trust will be included in the annual update to the Trust’s registration statement.

B-1

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Exhibit

(a)(1)	Certificate of Trust, dated October 10, 2016, of Brinker Capital Destinations Trust (the “Registrant”), is incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A, filed on November 1, 2016 (the “Initial Registration Statement”).

(a)(2)	Registrant’s Agreement and Declaration of Trust, dated October 12, 2016, is incorporated by reference to the Registrant’s Initial Registration Statement.

(b)	Registrant’s Amended and Restated By-Laws, dated January 17, 2017, are filed herewith.

(c)	Articles III and V of the Registrant’s Agreement and Declaration of Trust, incorporated by reference to the Registrant’s Initial Registration Statement, define the rights of holders of securities being registered.

(d)(1)	Investment Advisory Agreement between the Registrant and Brinker Capital, Inc. (“Brinker Capital”), dated January 18, 2017, is filed herewith.

(d)(2)	Expense Limitation Agreement between the Registrant and Brinker Capital, dated January 18, 2017, is filed herewith.

(d)(3)	Investment Sub-Advisory Agreement between Brinker Capital and Avenue Capital Management II, L.P., dated January 18, 2017, to be filed by amendment.

(d)(4)	Investment Sub-Advisory Agreement between Brinker Capital and Baron Capital, Inc., dated January 18, 2017, is filed herewith.

(d)(5)	Investment Sub-Advisory Agreement between Brinker Capital and BlackRock Investment Management, LLC, dated January 18, 2017, to be filed by amendment.

(d)(6)	Investment Sub-Advisory Agreement between Brinker Capital and Ceredex Value Advisors LLC, dated January 18, 2017, to be filed by amendment.

(d)(7)	Investment Sub-Advisory Agreement between Brinker Capital and Columbia Management Investment Advisers, LLC, dated January 18, 2017, to be filed by amendment.

(d)(8)	Investment Sub-Advisory Agreement between Brinker Capital and CrossingBridge Advisors, LLC, dated January 18, 2017, is filed herewith.

(d)(9)	Investment Sub-Advisory Agreement between Brinker Capital and Delaware Investments Fund Advisers, dated January 18, 2017, is filed herewith.

(d)(10)	Investment Sub-Advisory Agreement between Brinker Capital and DoubleLine Capital, dated January 18, 2017, to be filed by amendment.

(d)(11)	Investment Sub-Advisory Agreement between Brinker Capital and Driehaus Capital Management, dated January 18, 2017, is filed herewith.

(d)(12)	Investment Sub-Advisory Agreement between Brinker Capital and Federated Equity Management Company of Pennsylvania, dated January 18, 2017, is filed herewith.

(d)(13)	Investment Sub-Advisory Agreement between Brinker Capital and Fort Washington Investment Advisors, Inc., dated January 18, 2017, is filed herewith.

(d)(14)	Investment Sub-Advisory Agreement between Brinker Capital and LMCG Investments, LLC, dated January 18, 2017, is filed herewith.

(d)(15)	Investment Sub-Advisory Agreement between Brinker Capital and Massachusetts Financial Services Company d/b/a MFS Investment Management, dated January 18, 2017, is filed herewith.

(d)(16)	Investment Sub-Advisory Agreement between Brinker Capital and Northern Trust Investments, Inc., dated January 18, 2017, to be filed by amendment.

(d)(17)	Investment Sub-Advisory Agreement between Brinker Capital and Nuveen Asset Management, LLC, dated January 18, 2017, is filed herewith.

(d)(18)	Investment Sub-Advisory Agreement between Brinker Capital and RiverNorth Capital Management, LLC, dated January 18, 2017, is filed herewith.

(d)(19)	Investment Sub-Advisory Agreement between Brinker Capital and SailingStone Capital Partners, LLC, dated January 18, 2017, to be filed by amendment.

(d)(20)	Investment Sub-Advisory Agreement between Brinker Capital and T. Rowe Price Associates, Inc., dated January 18, 2017, is filed herewith.

(d)(21)	Investment Sub-Advisory Agreement between Brinker Capital and TCW Investment Management Company, LLC, dated January 18, 2017, to be filed by amendment.

(d)(22)	Investment Sub-Advisory Agreement between Brinker Capital and Wasatch Advisors, dated January 18, 2017, is filed herewith.

(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC, dated January 18, 2017, is filed herewith.

(e)(2)	Distribution Services Agreement between Brinker Capital and Foreside Fund Services, LLC, dated January 18, 2017, is filed herewith.

(e)(3)	Form of Selling Group Member Agreement is filed herewith.

(f)	Not Applicable.

(g)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated January 18, 2017, to be filed by amendment.

(h)(1)	Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co., dated January 18, 2017, to be filed by amendment.

(h)(2)	Transfer Agency Agreement between the Registrant and UMB Fund Services, Inc., dated January 18, 2017, is filed herewith.

(h)(3)	Blue Sky Filing Services Agreement between the Registrant and UMB Fund Services, Inc., dated January 18, 2017, is filed herewith.

(i)	Opinion and Consent of Counsel to be filed by amendment.

(j)	Consent of [Independent Registered Public Accounting Firm] to be filed by amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is filed herewith.

(p)(2)	Code of Ethics for Brinker Capital is filed herewith.

(p)(3)	Code of Ethics for Foreside Fund Services, LLC is filed herewith.

(p)(4)	Code of Ethics for UMB Fund Services, Inc. is filed herewith.

(p)(5)	Code of Ethics for Brown Brothers Harriman & Co. is filed herewith.

(p)(6)	Code of Ethics for Avenue Capital Management II, L.P., dated December 2016, is filed herewith.

(p)(7)	Code of Ethics for Baron Capital, Inc., dated October 19, 2016, is filed herewith.

(p)(8)	Code of Ethics for BlackRock Investment Management, LLC, dated July 21, 2014, is filed herewith.

(p)(9)	Code of Ethics for Ceredex Value Advisors LLC, dated July 2016, is filed herewith.

(p)(10)	Code of Ethics for Columbia Management Investment Advisers, LLC, dated December 15, 2016, is filed herewith.

(p)(11)	Code of Ethics for CrossingBridge Advisors, LLC, dated December 23, 2016, is filed herewith.

(p)(12)	Code of Ethics for Delaware Investments Fund Advisers, dated October 1, 2013, is filed herewith.

(p)(13)	Code of Ethics for DoubleLine Capital, dated June 1, 2016, is filed herewith.

(p)(14)	Code of Ethics for Driehaus Capital Management, dated June 15, 2015, is filed herewith.

(p)(15)	Code of Ethics for Federated Equity Management Company of Pennsylvania, dated October 27, 2016, is filed herewith.

(p)(16)	Code of Ethics for Fort Washington Investment Advisors, Inc., dated February 1, 2016, is filed herewith.

(p)(17)	Code of Ethics for LMCG Investments, LLC, dated November 2015, is filed herewith.

(p)(18)	Code of Ethics for Massachusetts Financial Services Company d/b/a MFS Investment Management, dated October 31, 2016, is filed herewith.

(p)(19)	Code of Ethics for Northern Trust Investments, Inc., dated April 1, 2016, is filed herewith.

(p)(20)	Code of Ethics for Nuveen Asset Management, LLC, dated September 2016, is filed herewith.

(p)(21)	Code of Ethics for RiverNorth Capital Management, LLC, dated January 5, 2016, is filed herewith.

(p)(22)	Code of Ethics for SailingStone Capital Partners, LLC, dated November 30, 2015, is filed herewith.

(p)(23)	Code of Ethics for T. Rowe Price Associates, Inc., dated January 1, 2016, is filed herewith.

(p)(24)	Code of Ethics for TCW Investment Management Company, LLC, dated November 1, 2016, is filed herewith.

(p)(25)	Code of Ethics for Wasatch Advisors, dated August 22, 2012, is filed herewith.

(q)	Power of Attorney, dated January 18, 2017, as filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund

See the Prospectus and Statement of Additional Information as previously filed regarding the Trust’s control relationships. Brinker Capital Inc. is a wholly-owned subsidiary of Brinker Capital Holdings, Inc. In additional to Brinker Capital Inc., Brinker Capital Holdings, Inc. owns Brinker Capital Securities, Inc.

Item 30. Indemnification

Please see Article VII of the Registrant’s Agreement and Declaration of Trust, and Section 8 of the Registrant’s By-Laws, which are incorporated by reference.

Article VII of the Registrant’s Agreement and Declaration of Trust provides that the Registrant shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Brinker Capital Inc. (“Brinker Capital”) is the Adviser for the Registrant’s Funds. The principal business address of Brinker Capital is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312. Brinker Capital is a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 31 of officers and directors of Brinker Capital, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years is incorporated by reference to Form ADV filed by Brinker Capital pursuant to the Advisers Act (SEC File No. 801-30504).

Sub-adviser – Avenue Capital Management II, L.P.

Avenue Capital serves as an investment advisor to the Destinations Global Fixed Income Opportunities Fund. Avenue Capital provides investment advisory services to individuals and institutions. Avenue Capital’s principal executive offices are located at 399 Park Avenue, 6th Floor, New York, NY 10016.

The list required by this Item 31 of officers and directors of Avenue Capital, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Avenue Capital pursuant to the Advisers Act (SEC File No. 801-57734).

Sub-adviser – Baron Capital, Inc.

Baron Capital serves as an investment advisor to the Destinations International Equity Fund. Baron Capital provides investment advisory services to individuals and institutions. Baron Capital’s principal executive offices are located at 767 Fifth Avenue, 49th Floor, New York, NY 10153.

The list required by this Item 31 of officers and directors of Baron Capital, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Baron Capital pursuant to the Advisers Act (SEC File No. 801-18656).

Sub-adviser – BlackRock Investment Management, LLC

BlackRock serves as an investment advisor to the Destinations Core Fixed Income Fund and Destinations Large Cap Equity Fund. BlackRock provides investment advisory services to individuals and institutions. BlackRock’s principal executive offices are located at 1 University Square Drive, Princeton, New Jersey 08540.

The list required by this Item 31 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BlackRock pursuant to the Advisers Act (SEC File No. 801-56972).

Sub-adviser – Ceredex Value Advisors LLC

Ceredex serves as an investment advisor to the Destinations Small-Mid Cap Equity Fund. Ceredex provides investment advisory services to individuals and institutions. Ceredex’s principal executive offices are located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305.

The list required by this Item 31 of officers and directors of Ceredex, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Ceredex pursuant to the Advisers Act (SEC File No. 801-68739).

Sub-adviser – Columbia Management Investment Advisers

Columbia Management serves as an investment advisor to the Destinations Equity Income Fund and the Destinations Large Cap Equity Fund. Columbia Management provides investment advisory services to individuals and institutions. Columbia Management’s principal executive offices are located at 225 Franklin Street, BX32-01737, Boston, MA 02110.

The list required by this Item 31 of officers and directors of Columbia Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Columbia Management pursuant to the Advisers Act (SEC File No. 801-25943).

Sub-adviser – CrossingBridge Advisors, LLC

CrossingBridge serves as an investment advisor to the Destinations Global Fixed Income Opportunities Fund and the Destinations Low Duration Fixed Income Fund. CrossingBridge provides investment advisory services to individuals and institutions. CrossingBridge’s principal executive offices are located at 427 Bedford Road, Suite 230, Pleasantville, NY 10570.

The list required by this Item 31 of officers and directors of CrossingBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CrossingBridge pursuant to the Advisers Act (SEC File No. 801-70109).

Sub-adviser – Delaware Investments Fund Advisers

Delaware Investments serves as an investment advisor to the Destinations Large Cap Equity Fund. Delaware Investments provides investment advisory services to individuals and institutions. Delaware Investments’ principal executive offices are located at One Commerce Square, Level 9, Philadelphia, PA 19103.

The list required by this Item 31 of officers and directors of Delaware Investments, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Delaware Investments pursuant to the Advisers Act (SEC File No. 801-32108).

Sub-adviser – DoubleLine Capital

DoubleLine serves as an investment advisor to the Destinations Core Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund and the Destinations Low Duration Fixed Income Fund. DoubleLine provides investment advisory services to individuals and institutions. DoubleLine’s principal executive offices are located at 505 N. Brand Boulevard, Suite 860, Glendale, CA 91203.

The list required by this Item 31 of officers and directors of DoubleLine, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by DoubleLine pursuant to the Advisers Act (SEC File No. 801-70942).

Sub-adviser – Driehaus Capital Management

Driehaus serves as an investment advisor to the Destinations Multi Strategy Alternatives Fund and the Destinations Small-Mid Cap Equity Fund. Driehaus provides investment advisory services to individuals and institutions. Driehaus’s principal executive offices are located at 25 East Erie Street, Chicago, IL 60611.

The list required by this Item 31 of officers and directors of Driehaus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Driehaus pursuant to the Advisers Act (SEC File No. 801-18439).

Sub-adviser – Federated Equity Management Company of Pennsylvania

Federated serves as an investment advisor to the Destinations Equity Income Fund. Federated provides investment advisory services to individuals and institutions. Federated’s principal executive offices are located at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The list required by this Item 31 of officers and directors of Federated, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Federated pursuant to the Advisers Act (SEC File No. 801-62501).

Sub-adviser – Fort Washington Investment Advisors, Inc.

Fort Washington serves as an investment advisor to the Destinations Large Cap Equity Fund. Fort Washington provides investment advisory services to individuals and institutions. Fort Washington’s principal executive offices are located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

The list required by this Item 31 of officers and directors of Fort Washington, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Fort Washington pursuant to the Advisers Act (SEC File No. 801-37235).

Sub-adviser – LMCG Investments, LLC

LMCG serves as an investment advisor to the Destinations Small-Mid Cap Equity Fund. LMCG provides investment advisory services to individuals and institutions. LMCG’s principal executive offices are located at 200 Clarendon Street, 28th Floor, Boston, MA 02116.

The list required by this Item 31 of officers and directors of LMCG, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMCG pursuant to the Advisers Act (SEC File No. 801-70357).

Sub-adviser – MFS Investment Management

MFS serves as an investment advisor to the Destinations International Equity Fund. MFS provides investment advisory services to individuals and institutions. MFS’s principal executive offices are located at 111 Huntington Avenue, Boston, MA 02199.

The list required by this Item 31 of officers and directors of MFS, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MFS pursuant to the Advisers Act (SEC File No. 801-17352).

Sub-adviser – Northern Trust Investments, Inc.

Northern Trust serves as an investment advisor to the Destinations Municipal Fixed Income Fund. Northern Trust provides investment advisory services to individuals and institutions. Northern Trust’s principal executive offices are located at 50 South LaSalle St., M-23, Chicago, IL 60603.

The list required by this Item 31 of officers and directors of Northern Trust, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Northern Trust pursuant to the Advisers Act (SEC File No. 801-33358).

Sub-adviser – Nuveen Asset Management, LLC

Nuveen serves as an investment advisor to the Destinations Global Fixed Income Opportunities Fund. Nuveen provides investment advisory services to individuals and institutions. Nuveen’s principal executive offices are located at 333 West Wacker Drive, Chicago, IL 60606.

The list required by this Item 31 of officers and directors of Nuveen, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Nuveen pursuant to the Advisers Act (SEC File No. 801-71957).

Sub-adviser – RiverNorth Capital Management, LLC

RiverNorth serves as an investment advisor to the Destinations Multi Strategy Alternatives Fund. RiverNorth provides investment advisory services to individuals and institutions. RiverNorth’s principal executive offices are located at 325 North LaSalle Street, Suite 645, Chicago, Illinois 60654.

The list required by this Item 31 of officers and directors of RiverNorth, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by RiverNorth pursuant to the Advisers Act (SEC File No. 801-61533).

Sub-adviser – SailingStone Capital Partners, LLC

SailingStone serves as an investment advisor to the Destinations Real Assets Fund. SailingStone provides investment advisory services to individuals and institutions. SailingStone’s principal executive offices are located at One California Street, 30th Floor, San Francisco, CA 94111.

The list required by this Item 31 of officers and directors of SailingStone, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SailingStone pursuant to the Advisers Act (SEC File No. 801-78858).

Sub-adviser – T. Rowe Price Associates, Inc.

T. Rowe Price serves as an investment advisor to the Destinations International Equity Fund and the Destinations Large Cap Equity Fund. T. Rowe Price provides investment advisory services to individuals and institutions. T. Rowe Price’s principal executive offices are located at 4515 Painters Mill Road, Owings Mills, MD 21117-4903.

The list required by this Item 31 of officers and directors of T. Rowe Price, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Advisers Act (SEC File No. 801-856).

Sub-adviser – TCW Investment Management Company, LLC

TCW serves as an investment advisor to the Destinations Large Cap Equity Fund. TCW provides investment advisory services to individuals and institutions. TCW’s principal executive offices are located at 865 S. Figueroa Street, Suite 1800, Los Angeles, CA 90017.

The list required by this Item 31 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Advisers Act (SEC File No. 801-29075).

Sub-adviser – Wasatch Advisors

Wasatch serves as an investment advisor to the Destinations International Equity Fund. Wasatch provides investment advisory services to individuals and institutions. Wasatch’s principal executive offices are located at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84108.

The list required by this Item 31 of officers and directors of Wasatch, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wasatch pursuant to the Advisers Act (SEC File No. 801-11095).

Unless otherwise noted, the address of all the companies listed below is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312.

Item 32. Principal Underwriters

(a)	Foreside Fund Services, LLC (“Foreside”), the distributor of the Registrant, acts as the distributor for each of the following investment companies:

1.	ABS Long/Short Strategies Fund

2.	Absolute Shares Trust

3.	AdvisorShares Trust

4.	American Beacon Funds

5.	American Beacon Select Funds

6.	Archstone Alternative Solutions Fund

7.	Ark ETF Trust

8.	Avenue Mutual Funds Trust

9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

12.	Bridgeway Funds, Inc.

13.	Center Coast MLP & Infrastructure Fund

14.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

15.	Context Capital Funds

16.	CornerCap Group of Funds

17.	Davis Fundamental ETF Trust

18.	Direxion Shares ETF Trust

19.	Eaton Vance NextShares Trust

20.	Eaton Vance NextShares Trust II

21.	EIP Investment Trust

22.	Evanston Alternative Opportunities Fund

23.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)

24.	FEG Absolute Access Fund I LLC

25.	FlexShares Trust

26.	Forum Funds

27.	Forum Funds II

28.	FQF Trust

29.	Guiness Atkinson Funds

30.	Henderson Global Funds

31.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

32.	Horizons ETF Trust

33.	Infinity Core Alternative Fund

34.	Ironwood Institutional Multi-Strategy Fund LLC

35.	Ironwood Multi-Strategy Fund LLC

36.	John Hancock Exchange-Traded Fund Trust

37.	Lyons Funds

38.	Manor Investment Funds

39.	Miller/Howard Funds Trust

40.	Miller/Howard High Income Equity Fund

41.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

42.	Montage Managers Trust

43.	OSI ETF Trust

44.	Palmer Square Opportunistic Income Fund

45.	PENN Capital Funds Trust

46.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

47.	Pine Grove Alternative Institutional Fund

48.	Plan Investment Fund, Inc.

49.	PMC Funds, Series of Trust for Professional Managers

50.	Quaker Investment Trust

51.	Ramius Archview Credit and Distressed Feeder Fund

52.	Ramius Archview Credit and Distressed Fund

53.	Recon Capital Series Trust

54.	Renaissance Capital Greenwich Funds

55.	RMB Investors Trust (f/k/a Burnham Investors Trust)

56.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

57.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

58.	Salient MF Trust

59.	SharesPost 100 Fund

60.	Sound Shore Fund, Inc.

61.	Steben Alternative Investment Funds

62.	Steben Select Multi-Strategy Fund

63.	Strategy Shares

64.	The 504 Fund (f/k/a The Pennant 504 Fund)

65.	The Community Development Fund

66.	Third Avenue Trust

67.	Third Avenue Variable Series Trust

68.	TIFF Investment Program

69.	Turner Funds

70.	U.S. Global Investors Funds

71.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

72.	Wintergreen Fund, Inc.

73.	WisdomTree Trust

(b)	To the best of the Registrant’s knowledge, the directors and executive officers of Foreside are as follows:

Name and Principal Business Address	Position with Underwriter	Position with Registrant
Richard J. Berthy Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Jennifer K. DiValerio 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Nannette K. Chern Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of:

Brinker Capital Inc.,

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Avenue Capital Management II, L.P.

399 Park Avenue, 6th Floor

New York, NY 10016

Baron Capital, Inc.

767 Fifth Avenue, 49th Floor

New York, NY 10153

BlackRock Investment Management, LLC

1 University Square Drive

Princeton, New Jersey 08540

Ceredex Value Advisors LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

Columbia Management Investment Advisers, LLC

225 Franklin Street

BX32-01737

Boston, MA 02110

CrossingBridge Advisors, LLC

427 Bedford Road Suite 230

Pleasantville, NY 10570

Delaware Investments Fund Advisers

One Commerce Square; Level 9

Philadelphia, PA 19103

DoubleLine Capital

505 N. Brand Boulevard, Suite 860

Glendale, CA 91203

Driehaus Capital Management

25 East Erie Street

Chicago, IL 60611

Federated Equity Management Company of Pennsylvania

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Fort Washington Investment Advisors, Inc.

303 Broadway, Suite 1200

Cincinnati, OH 45202

LMCG Investments, LLC

200 Clarendon Street, 28th Floor

Boston, MA 02116

MFS Investment Management

111 Huntington Avenue

Boston, MA 02199-7618

Northern Trust Investments, Inc.

50 South LaSalle St., M-23

Chicago, IL 60603

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

SailingStone Capital Partners, LLC

One California Street, 30th Floor

San Francisco, CA 94111

T. Rowe Price Associates, Inc.

4515 Painters Mill Road

Owings Mills, MD 21117-4903

TCW Investment Management Company, LLC

865 S. Figueroa Street

Suite 1800

Los Angeles, CA 90017

Wasatch Advisors

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 10th day of February, 2017.

Brinker Capital Destinations Trust

/s/ Jason B. Moore
Jason B. Moore
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity indicated on the 10th day of February, 2017.

SIGNATURES		TITLE	DATE

/s/ Jason B. Moore Jason B. Moore		President	February 10, 2017

/s/ Noreen D. Beaman Noreen D. Beaman		Chief Executive Officer	February 10, 2017

/s/ Philip F. Green, Jr. Philip F. Green, Jr.		Chief Financial Officer	February 10, 2017

/s/ Joseph V. Del Raso* Joseph V. Del Raso		Chairman of the Board	February 10, 2017

/s/ John E. Coyne* John E. Coyne		Trustee	February 10, 2017

/s/ Ellyn Brown* Ellyn Brown		Trustee	February 10, 2017

/s/ J. Scott Coleman* J. Scott Coleman		Trustee	February 10, 2017

/s/ Nicholas Marsini, Jr.* Nicholas Marsini, Jr.		Trustee	February 10, 2017

/s/ Gregory E. McGowan* Gregory E. McGowan		Trustee	February 10, 2017

*By:	/s/ Jason B. Moore Jason B. Moore** Attorney-in-Fact February 10, 2017

**	Executed by Jason B. Moore on behalf of each of the Trustees pursuant to a Power of Attorney dated January 18, 2017 and filed herewith.

Exhibit Index

(b)	Amended and Restated By-Laws, dated January 17, 2017.

(d)(1)	Investment Advisory Agreement between Brinker Capital Destinations Trust (the “Registrant”) and Brinker Capital, Inc. (“Brinker Capital”), dated January 18, 2017.

(d)(2)	Expense Limitation Agreement between the Registrant and Brinker Capital, dated January 18, 2017.

(d)(4)	Investment Sub-Advisory Agreement between Brinker Capital and Baron Capital, Inc., dated January 18, 2017.

(d)(6)	Investment Sub-Advisory Agreement between Brinker Capital and Ceredex Value Advisors LLC, dated January 18, 2017.

(d)(9)	Investment Sub-Advisory Agreement between Brinker Capital and Delaware Investments Fund Advisers, dated January 18, 2017.

(d)(11)	Investment Sub-Advisory Agreement between Brinker Capital and Driehaus Capital Management, dated January 18, 2017.

(d)(12)	Investment Sub-Advisory Agreement between Brinker Capital and Federated Equity Management Company of Pennsylvania, dated January 18, 2017.

(d)(13)	Investment Sub-Advisory Agreement between Brinker Capital and Fort Washington Investment Advisors, Inc., dated January 18, 2017.

(d)(14)	Investment Sub-Advisory Agreement between Brinker Capital and LMCG Investments, LLC, dated January 18, 2017.

(d)(15)	Investment Sub-Advisory Agreement between Brinker Capital and Massachusetts Financial Services Company d/b/a MFS Investment Management, dated January 18, 2017.

(d)(17)	Investment Sub-Advisory Agreement between Brinker Capital and Nuveen Asset Management, LLC, dated January 18, 2017.

(d)(18)	Investment Sub-Advisory Agreement between Brinker Capital and RiverNorth Capital Management, LLC, dated January 18, 2017.

(d)(20)	Investment Sub-Advisory Agreement between Brinker Capital and T. Rowe Price Associates, Inc., dated January 18, 2017.

(d)(22)	Investment Sub-Advisory Agreement between Brinker Capital and Wasatch Advisors, dated January 18, 2017.

(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC, dated January 18, 2017.

(e)(2)	Distribution Services Agreement between Brinker Capital and Foreside Fund Services, LLC, dated January 18, 2017.

(e)(3)	Form of Selling Group Member Agreement.

(h)(2)	Transfer Agency Agreement between the Registrant and UMB Fund Services, Inc., dated January 18, 2017.

(h)(3)	Blue Sky Filing Services Agreement between the Registrant and UMB Fund Services, Inc., dated January 18, 2017.

(p)(1)	Code of Ethics for the Registrant.

(p)(2)	Code of Ethics for Brinker Capital.

(p)(3)	Code of Ethics for Foreside Fund Services, LLC.

(p)(4)	Code of Ethics for UMB Fund Services, Inc.

(p)(5)	Code of Ethics for Brown Brothers Harriman & Co.

(p)(6)	Code of Ethics for Avenue Capital Management II, L.P., dated December 2016.

(p)(7)	Code of Ethics for Baron Capital, Inc., dated October 19, 2016.

(p)(8)	Code of Ethics for BlackRock Investment Management, LLC, dated July 21, 2014.

(p)(9)	Code of Ethics for Ceredex Value Advisors LLC, dated July 2016.

(p)(10)	Code of Ethics for Columbia Management Investment Advisers, LLC, dated December 15, 2016.

(p)(11)	Code of Ethics for CrossingBridge Advisors, LLC, dated December 23, 2016.

(p)(12)	Code of Ethics for Delaware Investments Fund Advisers, dated October 1, 2013.

(p)(13)	Code of Ethics for DoubleLine Capital, dated June 1, 2016.

(p)(14)	Code of Ethics for Driehaus Capital Management, dated June 15, 2015.

(p)(15)	Code of Ethics for Federated Equity Management Company of Pennsylvania, dated October 27, 2016.

(p)(16)	Code of Ethics for Fort Washington Investment Advisors, Inc., dated February 1, 2016.

(p)(17)	Code of Ethics for LMCG Investments, LLC, dated November 2015.

(p)(18)	Code of Ethics for Massachusetts Financial Services Company d/b/a MFS Investment Management, dated October 31, 2016.

(p)(19)	Code of Ethics for Northern Trust Investments, Inc., dated April 1, 2016.

(p)(20)	Code of Ethics for Nuveen Asset Management, LLC, dated September 2016.

(p)(21)	Code of Ethics for RiverNorth Capital Management, LLC, dated January 5, 2016.

(p)(22)	Code of Ethics for SailingStone Capital Partners, LLC, dated November 30, 2015.

(p)(23)	Code of Ethics for T. Rowe Price Associates, Inc., dated January 1, 2016.

(p)(24)	Code of Ethics for TCW Investment Management Company, LLC, dated November 1, 2016.

(p)(25)	Code of Ethics for Wasatch Advisors, dated August 22, 2012.

(q)	Power of Attorney, dated January 18, 2017.